UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-01241

Eaton Vance Growth Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

August 31

Date of Fiscal Year End

February 28, 2013

Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance

Asian Small Companies Fund

Semiannual Report

February 28, 2013

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report February 28, 2013

Eaton Vance

Asian Small Companies Fund

Performance	2

Fund Profile	2

Endnotes and Additional Disclosures	3

Fund Expenses	4

Financial Statements	5

Officers and Trustees	23

Important Notices	24

Eaton Vance

Asian Small Companies Fund

February 28, 2013

Performance1,2

Portfolio Manager Christopher Darling of Lloyd George Management (Hong Kong) Limited

% Average Annual Total Returns	Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	03/01/1999	21.13%	18.56%	–2.16%	12.37%
Class A with 5.75% Maximum Sales Charge	—	14.18	11.75	–3.31	11.71
Class B at NAV	10/08/1999	20.77	17.78	–2.77	11.74
Class B with 5% Maximum Sales Charge	—	15.77	12.78	–3.06	11.74
MSCI All Country Asia ex Japan Small Cap Index	—	18.17%	7.30%	2.16%	15.22%

% Total Annual Operating Expense Ratios[3]				Class A	Class B
Gross				2.45%	3.15%
Net				2.05	2.75

Fund Profile4

Top 10 Holdings (% of net assets)5

OSIM International, Ltd.	5.1%
Super Group, Ltd.	4.7
Ticon Industrial Connection PCL	4.1
Youyuan International Holdings, Ltd.	4.1
St. Shine Optical Co., Ltd.	3.9
Aeon Co. (M) Bhd	3.8
CDL Hospitality Trusts	3.4
Parkson Retail Asia, Ltd.	3.1
Jyothy Laboratories, Ltd.	3.0
Godrej Consumer Products, Ltd.	2.9
Total	38.1%

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to www.eatonvance.com.

2

Eaton Vance

Asian Small Companies Fund

February 28, 2013

Endnotes and Additional Disclosures

[1]

MSCI All Country Asia ex Japan Small Cap Index is an unmanaged index representing the small-cap segment of Asia, excluding Japan. MSCI indices are net of foreign withholding taxes. Source: MSCI. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

[3]	Source: Fund prospectus. Net expense ratio reflects a contractual expense reimbursement that continues through 12/31/13. Without the reimbursement, performance would have been lower.

[4]	Fund invests in an affiliated investment company (Portfolio) with the same objective(s) and policies as the Fund. References to investments are to the Portfolio’s holdings.

[5]	Excludes cash and cash equivalents.

Fund profile subject to change due to active management.

3

Eaton Vance

Asian Small Companies Fund

February 28, 2013

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2012 – February 28, 2013).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (9/1/12)	Ending Account Value (2/28/13)	Expenses Paid During Period* (9/1/12 – 2/28/13)		Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,211.30	$11.18	**	2.04%
Class B	$1,000.00	$1,207.70	$15.00	**	2.74%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,014.70	$10.19	**	2.04%
Class B	$1,000.00	$1,011.20	$13.66	**	2.74%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on August 31, 2012. The Example reflects the expenses of both the Fund and the Portfolio.

**	Absent an allocation of certain expenses to affiliates, the expenses would be higher.

4

Eaton Vance

Asian Small Companies Fund

February 28, 2013

Statement of Assets and Liabilities (Unaudited)

Assets	February 28, 2013
Investment in Asian Small Companies Portfolio, at value (identified cost, $27,930,857)	$31,696,403
Receivable for Fund shares sold	652,986
Receivable from affiliates	10,284
Total assets	$32,359,673

Liabilities
Payable for Fund shares redeemed	$111,398
Payable to affiliates:
Administration fee	3,504
Distribution and service fees	10,029
Accrued expenses	37,336
Total liabilities	$162,267
Net Assets	$32,197,406

Sources of Net Assets
Paid-in capital	$37,657,169
Accumulated net realized loss from Portfolio	(9,104,295)
Accumulated net investment loss	(121,014)
Net unrealized appreciation from Portfolio	3,765,546
Total	$32,197,406

Class A Shares
Net Assets	$26,503,017
Shares Outstanding	1,490,200
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$17.78
Maximum Offering Price Per Share
(100 ÷ 94.25 of net asset value per share)	$18.86

Class B Shares
Net Assets	$5,694,389
Shares Outstanding	323,256
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$17.62

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

5	See Notes to Financial Statements.

Eaton Vance

Asian Small Companies Fund

February 28, 2013

Statement of Operations (Unaudited)

Investment Income	Six Months Ended February 28, 2013
Dividends allocated from Portfolio (net of foreign taxes, $8,248)	$208,262
Interest allocated from Portfolio	31
Expenses allocated from Portfolio	(195,205)
Total investment income from Portfolio	$13,088

Expenses
Administration fee	$21,363
Distribution and service fees
Class A	34,496
Class B	27,436
Trustees’ fees and expenses	250
Custodian fee	7,279
Transfer and dividend disbursing agent fees	29,717
Legal and accounting services	12,503
Printing and postage	12,796
Registration fees	16,305
Miscellaneous	4,991
Total expenses	$167,136
Deduct —
Allocation of expenses to affiliates	$52,369
Total expense reductions	$52,369

Net expenses	$114,767

Net investment loss	$(101,679)

Realized and Unrealized Gain (Loss) from Portfolio
Net realized gain (loss) —
Investment transactions	$(321,383)
Foreign currency transactions	(2,416)
Net realized loss	$(323,799)
Change in unrealized appreciation (depreciation) —
Investments	$5,941,122
Foreign currency	(37)
Net change in unrealized appreciation (depreciation)	$5,941,085

Net realized and unrealized gain	$5,617,286

Net increase in net assets from operations	$5,515,607

6	See Notes to Financial Statements.

Eaton Vance

Asian Small Companies Fund

February 28, 2013

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended February 28, 2013 (Unaudited)	Year Ended August 31, 2012
From operations —
Net investment income (loss)	$(101,679)	$578,909
Net realized loss from investment and foreign currency transactions	(323,799)	(3,452,040)
Net change in unrealized appreciation (depreciation) from investments and foreign currency	5,941,085	1,204,904
Net increase (decrease) in net assets from operations	$5,515,607	$(1,668,227)
Distributions to shareholders —
From net investment income
Class A	$(160,041)	$(629,619)
Class B	—	(117,545)
Total distributions to shareholders	$(160,041)	$(747,164)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$3,377,498	$1,840,825
Class B	310,070	120,026
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	124,130	489,163
Class B	—	86,285
Cost of shares redeemed
Class A	(3,830,429)	(8,607,003)
Class B	(787,706)	(2,024,092)
Net asset value of shares exchanged
Class A	296,772	1,406,434
Class B	(296,772)	(1,406,434)
Net decrease in net assets from Fund share transactions	$(806,437)	$(8,094,796)

Net increase (decrease) in net assets	$4,549,129	$(10,510,187)

Net Assets
At beginning of period	$27,648,277	$38,158,464
At end of period	$32,197,406	$27,648,277

Accumulated undistributed net investment income (loss) included in net assets
At end of period	$(121,014)	$140,706

7	See Notes to Financial Statements.

Eaton Vance

Asian Small Companies Fund

February 28, 2013

Financial Highlights

	Class A
	Six Months Ended February 28, 2013 (Unaudited)		Year Ended August 31,
			2012		2011		2010		2009		2008
Net asset value — Beginning of period	$14.780		$15.650		$15.450		$13.840		$17.670		$36.150

Income (Loss) From Operations
Net investment income (loss)(1)	$(0.046)		$0.298		$0.073		$0.026		$0.115		$0.468
Net realized and unrealized gain (loss)	3.158		(0.800)		0.857		2.124		(1.900)		(14.502)

Total income (loss) from operations	$3.112		$(0.502)		$0.930		$2.150		$(1.785)		$(14.034)

Less Distributions
From net investment income	$(0.112)		$(0.368)		$(0.730)		$(0.541)		$—		$(0.262)
From net realized gain	—		—		—		—		(2.045)		(4.187)

Total distributions	$(0.112)		$(0.368)		$(0.730)		$(0.541)		$(2.045)		$(4.449)

Redemption fees(1)(2)	$—		$—		$0.000	(3)	$0.001		$0.000	(3)	$0.003

Net asset value — End of period	$17.780		$14.780		$15.650		$15.450		$13.840		$17.670

Total Return(4)	21.13	%(5)	(2.82)%		5.54%		15.49%		(3.82)%		(44.18)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$26,503		$22,224		$28,910		$37,002		$40,429		$61,395
Ratios (as a percentage of average daily net assets):
Expenses(6)(7)	2.04	%(8)(9)	2.05	%(9)	1.97	%(9)	2.20	%(9)	2.66	%(9)	2.10%
Net investment income (loss)	(0.58	)%(8)	2.10%		0.42%		0.17%		1.02%		1.58%
Portfolio Turnover of the Portfolio	7	%(5)	55%		129%		105%		136%		38%

(1)	Computed using average shares outstanding.

(2)	Redemption fees were discontinued as of January 1, 2011.

(3)	Amount is less than $0.0005.

(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(5)	Not annualized.

(6)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(7)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(8)	Annualized.

(9)

The investment adviser and/or sub-adviser to the Portfolio and manager and/or administrator subsidized certain operating expenses (equal to 0.37%, 0.40%, 0.20%, 0.11% and 0.10% of average daily net assets for the six months ended February 28, 2013 and the years ended August 31, 2012, 2011, 2010 and 2009, respectively). Absent this subsidy, total return would be lower.

8	See Notes to Financial Statements.

Eaton Vance

Asian Small Companies Fund

February 28, 2013

Financial Highlights — continued

	Class B
	Six Months Ended February 28, 2013 (Unaudited)		Year Ended August 31,
			2012		2011		2010		2009		2008
Net asset value — Beginning of period	$14.590		$15.390		$15.210		$13.650		$17.550		$35.930

Income (Loss) From Operations
Net investment income (loss)(1)	$(0.102)		$0.163		$(0.046)		$(0.059)		$0.057		$0.328
Net realized and unrealized gain (loss)	3.132		(0.737)		0.848		2.085		(1.912)		(14.453)

Total income (loss) from operations	$3.030		$(0.574)		$0.802		$2.026		$(1.855)		$(14.125)

Less Distributions
From net investment income	$—		$(0.226)		$(0.622)		$(0.467)		$—		$(0.071)
From net realized gain	—		—		—		—		(2.045)		(4.187)

Total distributions	$—		$(0.226)		$(0.622)		$(0.467)		$(2.045)		$(4.258)

Redemption fees(1)(2)	$—		$—		$0.000	(3)	$0.001		$0.000	(3)	$0.003

Net asset value — End of period	$17.620		$14.590		$15.390		$15.210		$13.650		$17.550

Total Return(4)	20.77	%(5)	(3.49)%		4.77%		14.86%		(4.31)%		(44.50)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$5,694		$5,424		$9,249		$12,073		$13,157		$19,110
Ratios (as a percentage of average daily net assets):
Expenses(6)(7)	2.74	%(8)(9)	2.75	%(9)	2.67	%(9)	2.78	%(9)	3.20	%(9)	2.64%
Net investment income (loss)	(1.29	)%(8)	1.17%		(0.27)%		(0.39)%		0.52%		1.14%
Portfolio Turnover of the Portfolio	7	%(5)	55%		129%		105%		136%		38%

(1)	Computed using average shares outstanding.

(2)	Redemption fees were discontinued as of January 1, 2011.

(3)	Amount is less than $0.0005.

(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(5)	Not annualized.

(6)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(7)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(8)	Annualized.

(9)

The investment adviser and/or sub-adviser to the Portfolio and manager and/or administrator subsidized certain operating expenses (equal to 0.37%, 0.40%, 0.20%, 0.11% and 0.10% of average daily net assets for the six months ended February 28, 2013 and the years ended August 31, 2012, 2011, 2010 and 2009, respectively). Absent this subsidy, total return would be lower.

9	See Notes to Financial Statements.

Eaton Vance

Asian Small Companies Fund

February 28, 2013

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Asian Small Companies Fund (the Fund) is a diversified series of Eaton Vance Growth Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers two classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class B shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Beginning January 1, 2012, Class B shares are only available for purchase upon exchange from another Eaton Vance fund or through reinvestment of distributions. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests in Asian Small Companies Portfolio (the Portfolio), a Massachusetts business trust, having the same investment objective and policies as the Fund. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (50.4% at February 28, 2013). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

B  Income — The Fund’s net investment income or loss consists of the Fund’s pro-rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund.

C  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

At August 31, 2012, the Fund, for federal income tax purposes, had a capital loss carryforward of $4,683,462 and deferred capital losses of $3,291,796 which will reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The capital loss carryforward will expire on August 31, 2017 ($2,930,588) and August 31, 2018 ($1,752,874). The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year and are treated as realized prior to the utilization of the capital loss carryforward.

In addition to the requirements of the Internal Revenue Code, the Fund may also be required to recognize its pro-rata share of the capital gains taxes incurred by the Portfolio. In doing so, the daily net asset value would reflect the Fund’s pro-rata share of the estimated reserve for such taxes incurred by the Portfolio.

As of February 28, 2013, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into

10

Eaton Vance

Asian Small Companies Fund

February 28, 2013

Notes to Financial Statements (Unaudited) — continued

agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

H  Other — Investment transactions are accounted for on a trade date basis. Dividends to shareholders are recorded on the ex-dividend date.

I  Interim Financial Statements — The interim financial statements relating to February 28, 2013 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains (reduced by available capital loss carryforwards from prior years, if any). Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

3  Administration Fee and Other Transactions with Affiliates

The administration fee is earned by Eaton Vance Management (EVM) as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.15% of the Fund’s average daily net assets. For the six months ended February 28, 2013, the administration fee amounted to $21,363. Boston Management and Research (BMR), a subsidiary of EVM, and Lloyd George Management (Hong Kong) Limited (LGM-HK), the sub-adviser of the Portfolio, have agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding such expenses as interest, taxes or litigation expenses) exceed 2.04% and 2.74% of the Fund’s average daily net assets for Class A and Class B, respectively. This agreement may be changed or terminated after December 31, 2013. Pursuant to this agreement, BMR and LGM-HK were allocated $52,369 in total of the Fund’s operating expenses for the six months ended February 28, 2013. Such reimbursement was shared equally by BMR and LGM-HK. The Portfolio has engaged BMR to render investment advisory services. See Note 2 of the Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of these services. For the six months ended February 28, 2013, EVM earned $2,121 in sub-transfer agent fees. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $2,898 as its portion of the sales charge on sales of Class A shares for the six months ended February 28, 2013. EVD also received distribution and service fees from Class A and Class B shares (see Note 4) and contingent deferred sales charges (see Note 5).

Trustees and officers of the Fund who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the administration fee. Certain officers and Trustees of the Fund and the Portfolio are officers of the above organizations.

4  Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.30% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended February 28, 2013 amounted to $34,496 for Class A shares.

The Fund also has in effect a distribution plan for Class B shares (Class B Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class B Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class B shares for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 5% of the aggregate amount received by the Fund for Class B shares sold, plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD of Class B, reduced by the aggregate amount of contingent deferred sales charges (see Note 5) and amounts theretofore paid or payable to EVD by Class B. For the six months ended February 28, 2013, the Fund paid or accrued to EVD $20,577 for Class B shares, representing 0.75% (annualized) of the average daily net assets of Class B shares. At February 28, 2013, the amount of Uncovered Distribution Charges of EVD calculated under the Class B Plan was approximately $46,000.

Pursuant to the Class B Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of

11

Eaton Vance

Asian Small Companies Fund

February 28, 2013

Notes to Financial Statements (Unaudited) — continued

shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD and, as such, are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. Service fees paid or accrued for the six months ended February 28, 2013 amounted to $6,859 for Class B shares.

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. The CDSC for Class B shares is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSCs received on Class B redemptions are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Fund’s Class B Plan. CDSCs received on Class B redemptions when no Uncovered Distribution Charges exist are credited to the Fund. For the six months ended February 28, 2013, the Fund was informed that EVD received approximately $200 and $1,000 of CDSCs paid by Class A and Class B shareholders, respectively.

6  Investment Transactions

For the six months ended February 28, 2013, increases and decreases in the Fund’s investment in the Portfolio aggregated $1,650,990 and $3,332,637, respectively.

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Six Months Ended February 28, 2013 (Unaudited)	Year Ended August 31, 2012

Sales	198,484	130,090
Issued to shareholders electing to receive payments of distributions in Fund shares	7,648	38,547
Redemptions	(237,365)	(611,432)
Exchange from Class B shares	17,897	99,108

Net decrease	(13,336)	(343,687)

Class B	Six Months Ended February 28, 2013 (Unaudited)	Year Ended August 31, 2012

Sales	18,579	8,678
Issued to shareholders electing to receive payments of distributions in Fund shares	—	6,858
Redemptions	(49,013)	(144,367)
Exchange to Class A shares	(18,096)	(100,400)

Net decrease	(48,530)	(229,231)

12

Asian Small Companies Portfolio

February 28, 2013

Portfolio of Investments (Unaudited)

Common Stocks — 93.6%

Security	Shares	Value

China — 13.5%

Containers & Packaging — 4.1%
Youyuan International Holdings, Ltd.	7,804,000	$2,566,222

		$2,566,222

Electronic Equipment, Instruments & Components — 1.6%
Kingboard Laminates Holdings, Ltd.	2,075,000	$988,963

		$988,963

Food Products — 2.4%
Biostime International Holdings, Ltd.	350,000	$1,532,937

		$1,532,937

Gas Utilities — 1.8%
China Resources Gas Group, Ltd.	494,000	$1,151,864

		$1,151,864

Household Products — 1.7%
Vinda International Holdings, Ltd.	746,000	$1,050,631

		$1,050,631

Machinery — 0.8%
Lonking Holdings, Ltd.	1,793,000	$481,603

		$481,603

Real Estate Management & Development — 1.1%
SOHO China, Ltd.	890,000	$691,108

		$691,108

Total China (identified cost $6,444,284)		$8,463,328

Hong Kong — 8.9%

Commercial Banks — 1.7%
Dah Sing Financial Holdings, Ltd.	200,000	$1,073,227

		$1,073,227

Diversified Financial Services — 2.6%
First Pacific Co., Ltd.	574,000	$753,756
Public Financial Holdings, Ltd.	1,684,000	867,561

		$1,621,317

Security	Shares	Value

Multiline Retail — 0.5%
AEON Stores (Hong Kong) Co., Ltd.	143,500	$351,663

		$351,663

Real Estate Management & Development — 1.2%
Hang Lung Properties, Ltd.	206,000	$794,471

		$794,471

Specialty Retail — 1.0%
Luk Fook Holdings (International), Ltd.	183,000	$605,697

		$605,697

Textiles, Apparel & Luxury Goods — 1.9%
Stella International Holdings, Ltd.	409,000	$1,178,382

		$1,178,382

Total Hong Kong (identified cost $4,854,469)		$5,624,757

India — 9.1%

Diversified Financial Services — 1.3%
Multi Commodity Exchange of India, Ltd.	38,850	$827,128

		$827,128

Household Products — 3.0%
Jyothy Laboratories, Ltd.	659,879	$1,915,022

		$1,915,022

Personal Products — 2.9%
Godrej Consumer Products, Ltd.	134,800	$1,792,880

		$1,792,880

Real Estate Management & Development — 0.8%
Oberoi Realty, Ltd.	102,470	$529,610

		$529,610

Thrifts & Mortgage Finance — 1.1%
LIC Housing Finance, Ltd.	155,950	$677,034

		$677,034

Total India (identified cost $5,201,830)		$5,741,674

13	See Notes to Financial Statements.

Asian Small Companies Portfolio

February 28, 2013

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Indonesia — 2.7%

Consumer Finance — 1.1%
Clipan Finance Indonesia Tbk PT	15,210,500	$699,737

		$699,737

Food Products — 1.6%
Mayora Indah Tbk PT	397,500	$1,028,129

		$1,028,129

Total Indonesia (identified cost $1,386,137)		$1,727,866

Malaysia — 9.2%

Construction & Engineering — 1.5%
Mudajaya Group Bhd	1,182,566	$936,629

		$936,629

Multiline Retail — 3.8%
Aeon Co. (M) Bhd	578,200	$2,411,233

		$2,411,233

Real Estate Management & Development — 1.4%
UOA Development Bhd	1,499,800	$901,819

		$901,819

Specialty Retail — 2.5%
Padini Holdings Bhd	2,633,400	$1,556,430

		$1,556,430

Total Malaysia (identified cost $4,191,367)		$5,806,111

Philippines — 2.6%

Independent Power Producers & Energy Traders — 2.6%
Energy Development Corp.	8,854,300	$1,650,667

		$1,650,667

Total Philippines (identified cost $1,138,480)		$1,650,667

Security	Shares	Value

Singapore — 23.5%

Air Freight & Logistics — 1.3%
Singapore Post, Ltd.	869,000	$845,388

		$845,388

Consumer Finance — 1.8%
Hong Leong Finance, Ltd.	508,000	$1,118,823

		$1,118,823

Food Products — 4.7%
Super Group, Ltd.	974,000	$2,960,581

		$2,960,581

IT Services — 1.3%
CSE Global, Ltd.	1,127,000	$800,588

		$800,588

Multiline Retail — 3.1%
Parkson Retail Asia, Ltd.	1,549,000	$1,958,844

		$1,958,844

Real Estate Investment Trusts (REITs) — 3.4%
CDL Hospitality Trusts	1,280,000	$2,135,812

		$2,135,812

Real Estate Management & Development — 1.4%
Perennial China Retail Trust	1,788,000	$865,797

		$865,797

Specialty Retail — 5.1%
OSIM International, Ltd.	2,184,000	$3,207,983

		$3,207,983

Wireless Telecommunication Services — 1.4%
StarHub, Ltd.	268,000	$905,375

		$905,375

Total Singapore (identified cost $10,331,937)		$14,799,191

14	See Notes to Financial Statements.

Asian Small Companies Portfolio

February 28, 2013

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

South Korea — 3.8%

Commercial Banks — 1.7%
BS Financial Group, Inc.	73,760	$1,065,307

		$1,065,307

Internet & Catalog Retail — 2.1%
CJ O Shopping Co., Ltd.	4,571	$1,292,562

		$1,292,562

Total South Korea (identified cost $1,667,067)		$2,357,869

Taiwan — 10.2%

Health Care Equipment & Supplies — 6.5%
Pacific Hospital Supply Co., Ltd.	550,000	$1,636,392
St. Shine Optical Co., Ltd.	141,000	2,451,978

		$4,088,370

Hotels, Restaurants & Leisure — 0.2%
Formosa International Hotels Corp.	11,000	$136,952

		$136,952

Leisure Equipment & Products — 1.3%
Giant Manufacturing Co., Ltd.	148,000	$817,693

		$817,693

Semiconductors & Semiconductor Equipment — 2.2%
Radiant Opto-Electronics Corp.	373,187	$1,362,473

		$1,362,473

Total Taiwan (identified cost $4,960,035)		$6,405,488

Thailand — 10.1%

Insurance — 3.4%
Bangkok Life Assurance PCL(1)	431,500	$945,520
Thai Reinsurance PCL(1)(2)	6,255,300	1,208,488

		$2,154,008

Media — 1.1%
Major Cineplex Group PCL(1)	981,200	$700,902

		$700,902

Security	Shares	Value

Real Estate Management & Development — 5.6%
Pruksa Real Estate PCL(1)	865,400	$873,030
Ticon Industrial Connection PCL(1)	3,583,875	2,611,002

		$3,484,032

Total Thailand (identified cost $3,313,345)		$6,338,942

Total Common Stocks (identified cost $43,488,951)		$58,915,893

Short-Term Investments — 3.5%

Description	Principal Amount (000’s omitted)	Value
State Street Bank and Trust Euro Time Deposit, 0.01%, 3/1/13	$2,204	$2,203,920

Total Short-Term Investments (identified cost $2,203,920)		$2,203,920

Total Investments — 97.1% (identified cost $45,692,871)		$61,119,813

Other Assets, Less Liabilities — 2.9%		$1,821,133

Net Assets — 100.0%		$62,940,946

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

PCL	–	Public Company Ltd.

(1)	Indicates a foreign registered security. Shares issued to foreign investors in markets that have foreign ownership limits.

(2)	Non-income producing security.

15	See Notes to Financial Statements.

Asian Small Companies Portfolio

February 28, 2013

Statement of Assets and Liabilities (Unaudited)

Assets	February 28, 2013
Investments, at value (identified cost, $45,692,871)	$61,119,813
Foreign currency, at value (identified cost, $159,071)	156,822
Dividends and interest receivable	66,667
Receivable for investments sold	1,620,111
Receivable for foreign taxes	80,797
Total assets	$63,044,210

Liabilities
Payable to affiliate:
Investment adviser fee	$51,226
Accrued expenses	52,038
Total liabilities	$103,264
Net Assets applicable to investors’ interest in Portfolio	$62,940,946

Sources of Net Assets
Investors’ capital	$47,533,190
Net unrealized appreciation	15,407,756
Total	$62,940,946

16	See Notes to Financial Statements.

Asian Small Companies Portfolio

February 28, 2013

Statement of Operations (Unaudited)

Investment Income	Six Months Ended February 28, 2013
Dividends (net of foreign taxes, $16,407)	$412,728
Interest	61
Total investment income	$412,789

Expenses
Investment adviser fee	$312,035
Trustees’ fees and expenses	1,375
Custodian fee	56,758
Legal and accounting services	14,780
Stock dividend tax	814
Miscellaneous	2,300
Total expenses	$388,062

Net investment income	$24,727

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$(647,365)
Foreign currency transactions	(4,853)
Net realized loss	$(652,218)
Change in unrealized appreciation (depreciation) —
Investments	$11,826,331
Foreign currency	(179)
Net change in unrealized appreciation (depreciation)	$11,826,152

Net realized and unrealized gain	$11,173,934

Net increase in net assets from operations	$11,198,661

17	See Notes to Financial Statements.

Asian Small Companies Portfolio

February 28, 2013

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended February 28, 2013 (Unaudited)	Year Ended August 31, 2012
From operations —
Net investment income	$24,727	$1,713,697
Net realized loss from investment and foreign currency transactions	(652,218)	(7,123,905)
Net change in unrealized appreciation (depreciation) from investments and foreign currency	11,826,152	2,568,550
Net increase (decrease) in net assets from operations	$11,198,661	$(2,841,658)
Capital transactions —
Contributions	$2,100,656	$1,104,626
Withdrawals	(4,558,606)	(29,457,685)
Net decrease in net assets from capital transactions	$(2,457,950)	$(28,353,059)

Net increase (decrease) in net assets	$8,740,711	$(31,194,717)

Net Assets
At beginning of period	$54,200,235	$85,394,952
At end of period	$62,940,946	$54,200,235

18	See Notes to Financial Statements.

Asian Small Companies Portfolio

February 28, 2013

Supplementary Data

	Six Months Ended February 28, 2013 (Unaudited)		Year Ended August 31,
Ratios/Supplemental Data			2012	2011	2010	2009	2008
Ratios (as a percentage of average daily net assets):
Expenses(1)	1.37	%(2)	1.41%	1.26%	1.29%	1.40%	1.22%
Net investment income	0.09	%(2)	2.49%	1.11%	1.10%	2.24%	2.39%
Portfolio Turnover	7	%(3)	55%	129%	105%	136%	38%

Total Return	21.52	%(3)	(2.19)%	6.28%	16.53%	(2.59)%	(43.66)%

Net assets, end of period (000’s omitted)	$62,941		$54,200	$85,395	$125,286	$127,493	$157,292

(1)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(2)	Annualized.

(3)	Not annualized.

19	See Notes to Financial Statements.

Asian Small Companies Portfolio

February 28, 2013

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Asian Small Companies Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is to seek capital growth. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At February 28, 2013, Eaton Vance Asian Small Companies Fund held a 50.4% interest in the Portfolio. In addition, an unregistered fund advised by the sub-adviser to the Portfolio held a 49.6% interest in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Equity securities (including common shares of closed-end investment companies) listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that will use various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Portfolio’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and any other items of income, gain, loss, deduction or credit.

In addition to the requirements of the Internal Revenue Code, the Portfolio may also be subject to local taxes on the recognition of capital gains in certain countries. In determining the daily net asset value, the Portfolio estimates the accrual for such taxes, if any, based on the unrealized appreciation on certain portfolio securities and the related tax rates. Taxes attributable to unrealized appreciation are included in the change in unrealized appreciation (depreciation) on investments. Capital gains taxes on securities sold are included in net realized gain (loss) on investments.

As of February 28, 2013, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Portfolio maintains with SSBT. All credit balances, if any, used to reduce the Portfolio’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

20

Asian Small Companies Portfolio

February 28, 2013

Notes to Financial Statements (Unaudited) — continued

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

I  Interim Financial Statements — The interim financial statements relating to February 28, 2013 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. The fee is computed at an annual rate of 1.10% of the Portfolio’s average daily net assets up to $500 million and at reduced rates on daily net assets of $500 million or more, and is payable monthly. Pursuant to a sub-advisory agreement, BMR pays Lloyd George Management (Hong Kong) Limited (LGM-HK) a portion of its adviser fee for sub-advisory services provided to the Portfolio. For the six months ended February 28, 2013, the investment adviser fee amounted to $312,035 or 1.10% (annualized) of the Portfolio’s average daily net assets.

Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended February 28, 2013, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $3,892,242 and $6,372,670, respectively, for the six months ended February 28, 2013.

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at February 28, 2013, as determined on a federal income tax basis, were as follows:

Aggregate cost	$46,015,578

Gross unrealized appreciation	$16,080,663
Gross unrealized depreciation	(976,428)

Net unrealized appreciation	$15,104,235

21

Asian Small Companies Portfolio

February 28, 2013

Notes to Financial Statements (Unaudited) — continued

5  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $600 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.08% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended February 28, 2013.

6  Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker/dealers and issuers than in the United States.

7  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At February 28, 2013, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total

Common Stocks	$—	$58,915,893	(1)(2)	$—	$58,915,893
Short-Term Investments	—	2,203,920		—	2,203,920

Total Investments	$—	$61,119,813		$—	$61,119,813

(1)	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

(2)

Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Portfolio held no investments or other financial instruments as of August 31, 2012 whose fair value was determined using Level 3 inputs. At February 28, 2013, there were no investments transferred between Level 1 and Level 2 during the six months then ended.

22

Eaton Vance

Asian Small Companies Fund

February 28, 2013

Officers and Trustees

Officers of Eaton Vance Asian Small Companies Fund

Duncan W. Richardson

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Officers of Asian Small Companies Portfolio

Hon. Robert Lloyd George

President

Duncan W. Richardson

Vice President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Trustees of Eaton Vance Asian Small Companies Fund and Asian Small Companies Portfolio

Ralph F. Verni

Chairman

Scott E. Eston

Benjamin C. Esty

Thomas E. Faust Jr.*

Allen R. Freedman

William H. Park

Ronald A. Pearlman

Helen Frame Peters

Lynn A. Stout

Harriett Tee Taggart

*	Interested Trustee

23

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

24

Investment Adviser of Asian Small Companies Portfolio

Boston Management and Research

Two International Place

Boston, MA 02110

Sub-Adviser of Asian Small Companies Portfolio

Lloyd George Management (Hong Kong) Limited

Suite 3808, One Exchange Square

Central, Hong Kong

Administrator of Eaton Vance Asian Small Companies Fund

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

200 Clarendon Street

Boston, MA 02116

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

405-4/13	ASSRC

Eaton Vance

Greater China Growth Fund

Semiannual Report

February 28, 2013

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report February 28, 2013

Eaton Vance

Greater China Growth Fund

Performance	2

Fund Profile	2

Endnotes and Additional Disclosures	3

Fund Expenses	4

Financial Statements	5

Officers and Trustees	21

Important Notices	22

Eaton Vance

Greater China Growth Fund

February 28, 2013

Performance1,2

Portfolio Manager Pamela Chan of Lloyd George Management (Hong Kong) Limited

% Average Annual Total Returns	Inception Date	Six Months	One Year	Five Years	Ten Years	Since Inception
Class A at NAV	10/28/1992	16.81%	6.77%	-0.97%	14.06%	—
Class A with 5.75% Maximum Sales Charge	—	10.11	0.65	-2.13	13.39	—
Class B at NAV	06/07/1993	16.38	5.99	-1.58	13.42	—
Class B with 5% Maximum Sales Charge	—	11.38	0.99	-1.84	13.42	—
Class C at NAV	12/28/1993	16.43	6.07	-1.57	13.41	—
Class C with 1% Maximum Sales Charge	—	15.43	5.07	-1.57	13.41	—
Class I at NAV	10/01/2009	16.98	7.06	—	—	3.74%
MSCI Golden Dragon Index	—	17.01%	5.05%	1.01%	13.09%	—

% Total Annual Operating Expense Ratios[3]			Class A	Class B	Class C	Class I
Gross			2.10%	2.80%	2.80%	1.79%
Net			2.00	2.70	2.70	1.69

Fund Profile

Regional Allocation (% of net assets)4

Sector Allocation (% of net assets)4

Top 10 Holdings (% of net assets)4

Taiwan Semiconductor Manufacturing Co., Ltd.	7.9%
Industrial & Commercial Bank of China, Ltd., Class H	4.7
China Construction Bank Corp., Class H	4.0
AIA Group, Ltd.	3.6
Tencent Holdings, Ltd.	3.5
China Mobile, Ltd.	2.7
Cheung Kong (Holdings), Ltd.	2.6
Hutchison Whampoa, Ltd.	2.5
Wharf (Holdings), Ltd. (The)	2.4
Lenovo Group, Ltd.	2.3
Total	36.2%

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to www.eatonvance.com.

2

Eaton Vance

Greater China Growth Fund

February 28, 2013

Endnotes and Additional Disclosures

[1]

MSCI Golden Dragon Index is an unmanaged index of common stocks traded in China, Hong Kong and Taiwan. MSCI indices are net of foreign withholding taxes. Source: MSCI. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

[3]	Source: Fund prospectus. Net expense ratio reflects a contractual expense reimbursement that continues through 12/31/13. Without the reimbursement, performance would have been lower.

[4]	Excludes cash and cash equivalents.

Fund profile subject to change due to active management.

3

Eaton Vance

Greater China Growth Fund

February 28, 2013

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2012 – February 28, 2013).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (9/1/12)	Ending Account Value (2/28/13)	Expenses Paid During Period* (9/1/12 – 2/28/13)		Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,168.10	$10.81	**	2.01%
Class B	$1,000.00	$1,163.80	$14.54	**	2.71%
Class C	$1,000.00	$1,164.30	$14.54	**	2.71%
Class I	$1,000.00	$1,169.80	$9.20	**	1.71%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,014.80	$10.04	**	2.01%
Class B	$1,000.00	$1,011.40	$13.52	**	2.71%
Class C	$1,000.00	$1,011.40	$13.52	**	2.71%
Class I	$1,000.00	$1,016.30	$8.55	**	1.71%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on August 31, 2012.

**	Absent an allocation of certain expenses to affiliates, the expenses would be higher.

4

Eaton Vance

Greater China Growth Fund

February 28, 2013

Portfolio of Investments (Unaudited)

Common Stocks — 99.6%

Security	Shares	Value

China — 47.8%

Airlines — 1.0%
Air China, Ltd., Class H	1,862,000	$1,508,695

		$1,508,695

Commercial Banks — 9.5%
China Construction Bank Corp., Class H	7,371,110	$6,072,362
China Merchants Bank Co., Ltd., Class H	534,000	1,156,258
Industrial & Commercial Bank of China, Ltd., Class H	9,965,000	7,144,095

		$14,372,715

Computers & Peripherals — 2.3%
Lenovo Group, Ltd.	3,174,000	$3,531,261

		$3,531,261

Containers & Packaging — 1.1%
CPMC Holdings, Ltd.	2,111,000	$1,709,891

		$1,709,891

Diversified Consumer Services — 0.9%
New Oriental Education & Technology Group, Inc. ADR	94,390	$1,434,728

		$1,434,728

Electronic Equipment, Instruments & Components — 1.2%
Digital China Holdings, Ltd.	635,000	$995,285
Kingboard Chemical Holdings, Ltd.	266,500	809,792

		$1,805,077

Energy Equipment & Services — 1.3%
China Oilfield Services, Ltd., Class H	932,000	$1,977,832

		$1,977,832

Food Products — 2.4%
Biostime International Holdings, Ltd.	533,000	$2,334,445
Want Want China Holdings, Ltd.	893,000	1,249,713

		$3,584,158

Hotels, Restaurants & Leisure — 1.0%
Ctrip.com International, Ltd. ADR(1)	75,460	$1,455,623

		$1,455,623

Security	Shares	Value

Household Durables — 1.1%
Haier Electronics Group Co., Ltd.(1)	901,000	$1,629,983

		$1,629,983

Insurance — 4.1%
China Pacific Insurance (Group) Co., Ltd., Class H	909,800	$3,354,904
Ping An Insurance (Group) Co. of China, Ltd., Class H	331,000	2,770,205

		$6,125,109

Internet Software & Services — 3.5%
Tencent Holdings, Ltd.	152,300	$5,248,226

		$5,248,226

Leisure Equipment & Products — 1.9%
Sunny Optical Technology (Group) Co., Ltd.	3,177,000	$2,941,158

		$2,941,158

Multiline Retail — 1.1%
Golden Eagle Retail Group, Ltd.	829,000	$1,697,447

		$1,697,447

Oil, Gas & Consumable Fuels — 5.1%
CNOOC, Ltd.	1,319,000	$2,581,256
Kunlun Energy Co., Ltd.	1,102,000	2,288,212
PetroChina Co., Ltd., Class H	2,112,000	2,894,540

		$7,764,008

Paper & Forest Products — 1.2%
Nine Dragons Paper Holdings, Ltd.	1,859,000	$1,766,079

		$1,766,079

Pharmaceuticals — 0.4%
Sino Biopharmaceutical, Ltd.	928,000	$532,908

		$532,908

Real Estate Management & Development — 3.4%
China Overseas Land & Investment, Ltd.	536,000	$1,627,678
Hopson Development Holdings, Ltd.(1)	342,000	589,269
Longfor Properties Co., Ltd.	1,616,000	2,877,446

		$5,094,393

Specialty Retail — 1.5%
Belle International Holdings, Ltd.	1,231,000	$2,254,851

		$2,254,851

5	See Notes to Financial Statements.

Eaton Vance

Greater China Growth Fund

February 28, 2013

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Textiles, Apparel & Luxury Goods — 1.1%
Daphne International Holdings, Ltd.	1,448,000	$1,735,113

		$1,735,113

Wireless Telecommunication Services — 2.7%
China Mobile, Ltd.	376,000	$4,128,809

		$4,128,809

Total China (identified cost $59,885,895)		$72,298,064

Hong Kong — 29.8%

Commercial Banks — 2.4%
BOC Hong Kong (Holdings), Ltd.	857,000	$2,881,126
HSBC Holdings PLC	67,600	746,344

		$3,627,470

Communications Equipment — 1.4%
AAC Technologies Holdings, Inc.	506,500	$2,130,666

		$2,130,666

Hotels, Restaurants & Leisure — 4.8%
Sands China, Ltd.	635,200	$3,008,503
SJM Holdings, Ltd.	1,147,000	2,850,584
Tsui Wah Holdings, Ltd.(1)	2,742,000	1,357,021

		$7,216,108

Household Durables — 1.9%
Techtronic Industries Co., Ltd.	1,478,000	$2,924,853

		$2,924,853

Industrial Conglomerates — 2.5%
Hutchison Whampoa, Ltd.	357,000	$3,842,517

		$3,842,517

Insurance — 3.6%
AIA Group, Ltd.	1,237,800	$5,384,808

		$5,384,808

Leisure Equipment & Products — 2.0%
Goodbaby International Holdings, Ltd.	5,589,000	$3,021,003

		$3,021,003

Security	Shares	Value

Real Estate Management & Development — 9.6%
Cheung Kong (Holdings), Ltd.	255,000	$3,959,431
Hongkong Land Holdings, Ltd.	451,000	3,478,292
Swire Properties, Ltd.	909,800	3,411,306
Wharf (Holdings), Ltd. (The)	409,000	3,580,059

		$14,429,088

Specialty Retail — 1.6%
Luk Fook Holdings (International), Ltd.	429,000	$1,419,914
Stelux Holdings International, Ltd.	2,755,000	1,020,075

		$2,439,989

Total Hong Kong (identified cost $34,191,340)		$45,016,502

Luxembourg — 1.3%

Specialty Retail — 1.0%
L’Occitane International SA	473,500	$1,421,471

		$1,421,471

Textiles, Apparel & Luxury Goods — 0.3%
Samsonite International SA	199,800	$471,739

		$471,739

Total Luxembourg (identified cost $1,718,931)		$1,893,210

Singapore — 2.1%

Industrial Conglomerates — 2.1%
Jardine Matheson Holdings, Ltd.	50,400	$3,191,143

		$3,191,143

Total Singapore (identified cost $2,501,825)		$3,191,143

Taiwan — 18.6%

Computers & Peripherals — 0.9%
Asustek Computer, Inc.	115,000	$1,408,599

		$1,408,599

Construction & Engineering — 1.0%
CTCI Corp.	751,000	$1,503,461

		$1,503,461

6	See Notes to Financial Statements.

Eaton Vance

Greater China Growth Fund

February 28, 2013

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Electronic Equipment, Instruments & Components — 1.2%
Delta Electronics, Inc.	488,000	$1,837,353

		$1,837,353

Health Care Equipment & Supplies — 1.6%
St. Shine Optical Co., Ltd.	141,000	$2,451,978

		$2,451,978

Hotels, Restaurants & Leisure — 1.6%
Formosa International Hotels Corp.	192,000	$2,390,432

		$2,390,432

Real Estate Management & Development — 1.7%
Ruentex Development Co., Ltd.	1,176,000	$2,596,322

		$2,596,322

Semiconductors & Semiconductor Equipment — 9.4%
MediaTek, Inc.	201,000	$2,278,217
Taiwan Semiconductor Manufacturing Co., Ltd.	3,358,839	11,874,431

		$14,152,648

Wireless Telecommunication Services — 1.2%
Far EasTone Telecommunications Co., Ltd.	775,000	$1,801,988

		$1,801,988

Total Taiwan (identified cost $20,914,113)		$28,142,781

Total Common Stocks (identified cost $119,212,104)		$150,541,700

Short-Term Investments — 0.1%

Description	Principal Amount (000’s omitted)	Value

State Street Bank and Trust Euro Time Deposit, 0.01%, 3/1/13	$214	$213,612

Total Short-Term Investments (identified cost $213,612)		$213,612

Total Investments — 99.7% (identified cost $119,425,716)		$150,755,312

Other Assets, Less Liabilities — 0.3%		$445,928

Net Assets — 100.0%		$151,201,240

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	–	American Depositary Receipt

(1)	Non-income producing security.

7	See Notes to Financial Statements.

Eaton Vance

Greater China Growth Fund

February 28, 2013

Statement of Assets and Liabilities (Unaudited)

Assets	February 28, 2013
Investments, at value (identified cost, $119,425,716)	$150,755,312
Foreign currency, at value (identified cost, $857,969)	854,620
Receivable for Fund shares sold	126,230
Receivable from affiliates	33,406
Total assets	$151,769,568

Liabilities
Payable for Fund shares redeemed	$195,437
Payable to affiliates:
Investment adviser fee	128,294
Administration fee	17,495
Distribution and service fees	54,475
Accrued expenses	172,627
Total liabilities	$568,328
Net Assets	$151,201,240

Sources of Net Assets
Paid-in capital	$141,508,148
Accumulated net realized loss	(20,090,003)
Accumulated net investment loss	(1,543,124)
Net unrealized appreciation	31,326,219
Total	$151,201,240

Class A Shares
Net Assets	$103,115,148
Shares Outstanding	5,569,806
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$18.51
Maximum Offering Price Per Share
(100 ÷ 94.25 of net asset value per share)	$19.64

Class B Shares
Net Assets	$13,695,870
Shares Outstanding	758,579
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$18.05

Class C Shares
Net Assets	$25,628,422
Shares Outstanding	1,424,062
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$18.00

Class I Shares
Net Assets	$8,761,800
Shares Outstanding	472,815
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$18.53

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

8	See Notes to Financial Statements.

Eaton Vance

Greater China Growth Fund

February 28, 2013

Statement of Operations (Unaudited)

Investment Income	Six Months Ended February 28, 2013
Dividends (net of foreign taxes, $30,834)	$644,334
Interest	45
Total investment income	$644,379

Expenses
Investment adviser fee	$801,767
Administration fee	109,332
Distribution and service fees
Class A	148,034
Class B	70,237
Class C	124,913
Trustees’ fees and expenses	3,182
Custodian fee	83,591
Transfer and dividend disbursing agent fees	155,382
Legal and accounting services	31,989
Printing and postage	24,904
Registration fees	25,636
Stock dividend tax	48,504
Miscellaneous	9,902
Total expenses	$1,637,373
Deduct —
Allocation of expenses to affiliates	$43,899
Total expense reductions	$43,899

Net expenses	$1,593,474

Net investment loss	$(949,095)

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$(3,110,221)
Foreign currency transactions	22,511
Net realized loss	$(3,087,710)
Change in unrealized appreciation (depreciation) —
Investments	$26,328,226
Foreign currency	(4,339)
Net change in unrealized appreciation (depreciation)	$26,323,887

Net realized and unrealized gain	$23,236,177

Net increase in net assets from operations	$22,287,082

9	See Notes to Financial Statements.

Eaton Vance

Greater China Growth Fund

February 28, 2013

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended February 28, 2013 (Unaudited)	Year Ended August 31, 2012
From operations —
Net investment income (loss)	$(949,095)	$835,457
Net realized loss from investment and foreign currency transactions	(3,087,710)	(17,463,515)
Net change in unrealized appreciation (depreciation) from investments and foreign currency	26,323,887	(1,178,369)
Net increase (decrease) in net assets from operations	$22,287,082	$(17,806,427)
Distributions to shareholders —
From net investment income
Class A	$(601,348)	$(1,848,870)
Class B	—	(170,393)
Class C	—	(291,300)
Class I	(73,927)	(198,613)
From net realized gain
Class A	—	(6,547,127)
Class B	—	(1,187,527)
Class C	—	(1,952,044)
Class I	—	(578,199)
Total distributions to shareholders	$(675,275)	$(12,774,073)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$6,866,340	$5,037,761
Class B	106,681	651,091
Class C	1,613,975	2,703,347
Class I	1,315,030	2,235,920
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	506,032	7,052,549
Class B	—	1,150,803
Class C	—	1,673,883
Class I	57,567	627,593
Cost of shares redeemed
Class A	(11,011,290)	(25,795,346)
Class B	(1,732,685)	(4,082,094)
Class C	(3,689,308)	(10,114,475)
Class I	(1,106,306)	(3,230,428)
Net asset value of shares exchanged
Class A	727,218	2,000,768
Class B	(727,218)	(2,000,768)
Net decrease in net assets from Fund share transactions	$(7,073,964)	$(22,089,396)

Net increase (decrease) in net assets	$14,537,843	$(52,669,896)

Net Assets
At beginning of period	$136,663,397	$189,333,293
At end of period	$151,201,240	$136,663,397

Accumulated undistributed net investment income (loss) included in net assets
At end of period	$(1,543,124)	$81,246

10	See Notes to Financial Statements.

Eaton Vance

Greater China Growth Fund

February 28, 2013

Financial Highlights

	Class A
	Six Months Ended February 28, 2013 (Unaudited)		Year Ended August 31,
			2012		2011		2010		2009		2008
Net asset value — Beginning of period	$15.940		$19.220		$21.090		$19.280		$23.310		$32.700

Income (Loss) From Operations
Net investment income (loss)(1)	$(0.100)		$0.124		$0.132	(2)	$(0.015)		$0.164		$(0.090)
Net realized and unrealized gain (loss)	2.779		(1.975)		0.691		2.199		(1.265)		(7.353)

Total income (loss) from operations	$2.679		$(1.851)		$0.823		$2.184		$(1.101)		$(7.443)

Less Distributions
From net investment income	$(0.109)		$(0.315)		$—		$(0.099)		$—		$—
From net realized gain	—		(1.114)		(2.693)		(0.276)		(2.932)		(1.956)

Total distributions	$(0.109)		$(1.429)		$(2.693)		$(0.375)		$(2.932)		$(1.956)

Redemption fees(1)(3)	$—		$—		$0.000	(4)	$0.001		$0.003		$0.009

Net asset value — End of period	$18.510		$15.940		$19.220		$21.090		$19.280		$23.310

Total Return(5)	16.81	%(6)	(9.20)%		2.76%		11.19%		(0.09)%		(24.79)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$103,115		$91,465		$123,108		$149,279		$157,461		$187,994
Ratios (as a percentage of average daily net assets):
Expenses(7)	2.01	%(8)(9)	2.00	%(9)(10)	1.85	%(9)(10)	2.17	%(9)(10)	2.32	%(10)	2.12	%(10)
Net investment income (loss)	(1.14	)%(8)	0.75%		0.61	%(2)	(0.07)%		0.99%		(0.29)%
Portfolio Turnover of the Portfolio(11)	—		43	%(6)	78%		58%		62%		48%
Portfolio Turnover of the Fund	25	%(6)	4	%(6)(12)	—		—		—		—

(1)	Computed using average shares outstanding.

(2)

Net investment income per share reflects special dividends allocated from the Portfolio which amounted to $0.064 per share. Excluding special dividends, the ratio of net investment income to average daily net assets would have been 0.31%.

(3)	Redemption fees were discontinued as of January 1, 2011.

(4)	Amount is less than $0.0005.

(5)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(6)	Not annualized.

(7)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(8)	Annualized.

(9)

The investment adviser and/or sub-adviser to the Portfolio or Fund and manager and/or administrator subsidized certain operating expenses (equal to 0.06%, 0.10%, 0.09% and 0.03% of average daily net assets for the six months ended February 28, 2013 and the years ended August 31, 2012, 2011 and 2010, respectively). Absent this subsidy, total return would be lower.

(10)	Includes the Fund’s share of the Portfolio’s allocated expenses for the period while the Fund was investing in the Portfolio.

(11)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was investing in the Portfolio.

(12)	For the period from August 1, 2012 through August 31, 2012 when the Fund was making investments directly in securities.

References to Portfolio herein are to Greater China Growth Portfolio, a Massachusetts business trust having the same investment objective and policies as the Fund, in which the Fund invested all of its investable assets prior to August 1, 2012.

11	See Notes to Financial Statements.

Eaton Vance

Greater China Growth Fund

February 28, 2013

Financial Highlights — continued

	Class B
	Six Months Ended February 28, 2013 (Unaudited)		Year Ended August 31,
			2012		2011		2010		2009		2008
Net asset value — Beginning of period	$15.510		$18.690		$20.700		$18.970		$23.110		$32.580

Income (Loss) From Operations
Net investment income (loss)(1)	$(0.154)		$(0.006)		$(0.023	)(2)	$(0.133)		$0.081		$(0.240)
Net realized and unrealized gain (loss)	2.694		(1.900)		0.706		2.154		(1.292)		(7.283)

Total income (loss) from operations	$2.540		$(1.906)		$0.683		$2.021		$(1.211)		$(7.523)

Less Distributions
From net investment income	$—		$(0.160)		$—		$(0.016)		$—		$—
From net realized gain	—		(1.114)		(2.693)		(0.276)		(2.932)		(1.956)

Total distributions	$—		$(1.274)		$(2.693)		$(0.292)		$(2.932)		$(1.956)

Redemption fees(1)(3)	$—		$—		$0.000	(4)	$0.001		$0.003		$0.009

Net asset value — End of period	$18.050		$15.510		$18.690		$20.700		$18.970		$23.110

Total Return(5)	16.38	%(6)	(9.83)%		1.98%		10.63%		(0.63)%		(25.13)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$13,696		$13,898		$21,609		$28,172		$29,580		$33,850
Ratios (as a percentage of average daily net assets):
Expenses(7)	2.71	%(8)(9)	2.70	%(9)(10)	2.55	%(9)(10)	2.72	%(9)(10)	2.82	%(10)	2.62	%(10)
Net investment income (loss)	(1.80	)%(8)	(0.04)%		(0.11	)%(2)	(0.64)%		0.49%		(0.78)%
Portfolio Turnover of the Portfolio(11)	—		43	%(6)	78%		58%		62%		48%
Portfolio Turnover of the Fund	25	%(6)	4	%(6)(12)	—		—		—		—

(1)	Computed using average shares outstanding.

(2)

Net investment loss per share reflects special dividends allocated from the Portfolio which amounted to $0.061 per share. Excluding special dividends, the ratio of net investment loss to average daily net assets would have been (0.39)%.

(3)	Redemption fees were discontinued as of January 1, 2011.

(4)	Amount is less than $0.0005.

(5)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(6)	Not annualized.

(7)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(8)	Annualized.

(9)

The investment adviser and/or sub-adviser to the Portfolio or Fund and manager and/or administrator subsidized certain operating expenses (equal to 0.06%, 0.10%, 0.09% and 0.03% of average daily net assets for the six months ended February 28, 2013 and the years ended August 31, 2012, 2011 and 2010, respectively). Absent this subsidy, total return would be lower.

(10)	Includes the Fund’s share of the Portfolio’s allocated expenses for the period while the Fund was investing in the Portfolio.

(11)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was investing in the Portfolio.

(12)	For the period from August 1, 2012 through August 31, 2012 when the Fund was making investments directly in securities.

References to Portfolio herein are to Greater China Growth Portfolio, a Massachusetts business trust having the same investment objective and policies as the Fund, in which the Fund invested all of its investable assets prior to August 1, 2012.

12	See Notes to Financial Statements.

Eaton Vance

Greater China Growth Fund

February 28, 2013

Financial Highlights — continued

	Class C
	Six Months Ended February 28, 2013 (Unaudited)		Year Ended August 31,
			2012		2011		2010		2009		2008
Net asset value — Beginning of period	$15.460		$18.640		$20.650		$18.930		$23.070		$32.520

Income (Loss) From Operations
Net investment income (loss)(1)	$(0.155)		$0.001		$(0.016	)(2)	$(0.135)		$0.081		$(0.245)
Net realized and unrealized gain (loss)	2.695		(1.901)		0.699		2.147		(1.292)		(7.258)

Total income (loss) from operations	$2.540		$(1.900)		$0.683		$2.012		$(1.211)		$(7.503)

Less Distributions
From net investment income	$—		$(0.166)		$—		$(0.017)		$—		$—
From net realized gain	—		(1.114)		(2.693)		(0.276)		(2.932)		(1.956)

Total distributions	$—		$(1.280)		$(2.693)		$(0.293)		$(2.932)		$(1.956)

Redemption fees(1)(3)	$—		$—		$0.000	(4)	$0.001		$0.003		$0.009

Net asset value — End of period	$18.000		$15.460		$18.640		$20.650		$18.930		$23.070

Total Return(5)	16.43	%(6)	(9.82)%		1.98%		10.61%		(0.63)%		(25.12)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$25,628		$23,947		$35,331		$43,522		$47,957		$53,948
Ratios (as a percentage of average daily net assets):
Expenses(7)	2.71	%(8)(9)	2.70	%(9)(10)	2.55	%(9)(10)	2.72	%(9)(10)	2.82	%(10)	2.62	%(10)
Net investment income (loss)	(1.82	)%(8)	0.01%		(0.08	)%(2)	(0.65)%		0.49%		(0.80)%
Portfolio Turnover of the Portfolio(11)	—		43	%(6)	78%		58%		62%		48%
Portfolio Turnover of the Fund	25	%(6)	4	%(6)(12)	—		—		—		—

(1)	Computed using average shares outstanding.

(2)

Net investment loss per share reflects special dividends allocated from the Portfolio which amounted to $0.062 per share. Excluding special dividends, the ratio of net investment loss to average daily net assets would have been (0.37)%.

(3)	Redemption fees were discontinued as of January 1, 2011.

(4)	Amount is less than $0.0005.

(5)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(6)	Not annualized.

(7)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(8)	Annualized.

(9)

The investment adviser and/or sub-adviser to the Portfolio or Fund and manager and/or administrator subsidized certain operating expenses (equal to 0.06%, 0.10%, 0.09% and 0.03% of average daily net assets for the six months ended February 28, 2013 and the years ended August 31, 2012, 2011 and 2010, respectively). Absent this subsidy, total return would be lower.

(10)	Includes the Fund’s share of the Portfolio’s allocated expenses for the period while the Fund was investing in the Portfolio.

(11)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was investing in the Portfolio.

(12)	For the period from August 1, 2012 through August 31, 2012 when the Fund was making investments directly in securities.

References to Portfolio herein are to Greater China Growth Portfolio, a Massachusetts business trust having the same investment objective and policies as the Fund, in which the Fund invested all of its investable assets prior to August 1, 2012.

13	See Notes to Financial Statements.

Eaton Vance

Greater China Growth Fund

February 28, 2013

Financial Highlights — continued

	Class I
	Six Months Ended February 28, 2013 (Unaudited)		Year Ended August 31,				Period Ended August 31, 2010(1)
			2012		2011
Net asset value — Beginning of period	$15.980		$19.290		$21.090		$20.860

Income (Loss) From Operations
Net investment income (loss)(2)	$(0.075)		$0.170		$0.237	(3)	$0.139
Net realized and unrealized gain (loss)	2.786		(1.983)		0.656		0.557

Total income (loss) from operations	$2.711		$(1.813)		$0.893		$0.696

Less Distributions
From net investment income	$(0.161)		$(0.383)		$—		$(0.191)
From net realized gain	—		(1.114)		(2.693)		(0.276)

Total distributions	$(0.161)		$(1.497)		$(2.693)		$(0.467)

Redemption fees(2)(4)	$—		$—		$0.000	(5)	$0.001

Net asset value — End of period	$18.530		$15.980		$19.290		$21.090

Total Return(6)	16.98	%(7)	(8.93)%		3.07%		3.24	%(7)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$8,762		$7,354		$9,286		$7,457
Ratios (as a percentage of average daily net assets):
Expenses(9)	1.71	%(8)(10)	1.69	%(10)(11)	1.56	%(10)(11)	1.72	%(8)(10)(11)
Net investment income (loss)	(0.85	)%(8)	1.02%		1.10	%(3)	0.72	%(8)
Portfolio Turnover of the Portfolio(12)	—		43	%(7)	78%		58	%(13)
Portfolio Turnover of the Fund	25	%(7)	4	%(7)(14)	—		—

(1)	For the period from the commencement of operations, October 1, 2009, to August 31, 2010.

(2)	Computed using average shares outstanding.

(3)

Net investment income per share reflects special dividends allocated from the Portfolio which amounted to $0.061 per share. Excluding special dividends, the ratio of net investment income to average daily net assets would have been 0.81%.

(4)	Redemption fees were discontinued as of January 1, 2011.

(5)	Amount is less than $0.0005.

(6)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(7)	Not annualized.

(8)	Annualized.

(9)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(10)

The investment adviser and/or sub-adviser to the Portfolio or Fund and manager and/or administrator subsidized certain operating expenses (equal to 0.06%, 0.10%, 0.09% and 0.03% of average daily net assets for the six months ended February 28, 2013, the years ended August 31, 2012 and 2011 and the period ended August 31, 2010, respectively). Absent this subsidy, total return would be lower.

(11)	Includes the Fund’s share of the Portfolio’s allocated expenses for the period while the Fund was investing in the Portfolio.

(12)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was investing in the Portfolio.

(13)	For the Portfolio’s year ended August 31, 2010.

(14)	For the period from August 1, 2012 through August 31, 2012 when the Fund was making investments directly in securities.

References to Portfolio herein are to Greater China Growth Portfolio, a Massachusetts business trust having the same investment objective and policies as the Fund, in which the Fund invested all of its investable assets prior to August 1, 2012.

14	See Notes to Financial Statements.

Eaton Vance

Greater China Growth Fund

February 28, 2013

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Greater China Growth Fund (the Fund) is a non-diversified series of Eaton Vance Growth Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to seek long-term capital appreciation. The Fund offers four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I shares are sold at net asset value and are not subject to a sales charge. Class B shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Beginning January 1, 2012, Class B shares are only available for purchase upon exchange from another Eaton Vance fund or through reinvestment of distributions. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Equity securities (including common shares of closed-end investment companies) listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that will use various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Fund’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Fund’s understanding of the applicable countries’ tax rules and rates. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

At August 31, 2012, the Fund, for federal income tax purposes, had deferred capital losses of $17,388,235 which will reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year.

As of February 28, 2013, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

15

Eaton Vance

Greater China Growth Fund

February 28, 2013

Notes to Financial Statements (Unaudited) — continued

E  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

F  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

G  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

H  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

I  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

J  Interim Financial Statements — The interim financial statements relating to February 28, 2013 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

3  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Fund. The fee is computed at an annual rate of 1.10% of the Fund’s average daily net assets up to $500 million and is payable monthly. On net assets of $500 million and over, the annual fee is reduced. Pursuant to a sub-advisory agreement, BMR pays Lloyd George Management (Hong Kong) Limited (LGM-HK) a portion of its adviser fee for sub-advisory services provided to the Fund. For the six months ended February 28, 2013, the investment adviser fee amounted to $801,767 or 1.10% (annualized) of the Fund’s average daily net assets.

The administration fee is earned by EVM as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.15% of the Fund’s average daily net assets. For the six months ended February 28, 2013, the administration fee amounted to $109,332.

BMR and LGM-HK have agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding such expenses as interest, taxes or litigation expenses) exceed 1.95%, 2.65%, 2.65% and 1.65% of the Fund’s average daily net assets for Class A, Class B, Class C and Class I, respectively. This agreement may be changed or terminated after December 31, 2013. Pursuant to this agreement, BMR and LGM-HK were allocated $43,899 in total of the Fund’s operating expenses for the six months ended February 28, 2013. Such reimbursement was shared equally by BMR and LGM-HK.

16

Eaton Vance

Greater China Growth Fund

February 28, 2013

Notes to Financial Statements (Unaudited) — continued

EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of these services. For the six months ended February 28, 2013, EVM earned $11,272 in sub-transfer agent fees. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $4,773 as its portion of the sales charge on sales of Class A shares for the six months ended February 28, 2013. EVD also received distribution and service fees from Class A, Class B and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).

Trustees and officers of the Fund who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee. Trustees of the Fund who are not affiliated with the investment adviser and administrator may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended February 28, 2013, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of the above organizations.

4  Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.30% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended February 28, 2013 amounted to $148,034 for Class A shares.

The Fund also has in effect distribution plans for Class B shares (Class B Plan) and Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class B and Class C Plans, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 5% and 6.25% of the aggregate amount received by the Fund for Class B and Class C shares sold, respectively, plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD of each respective class, reduced by the aggregate amount of contingent deferred sales charges (see Note 5) and amounts theretofore paid or payable to EVD by each respective class. For the six months ended February 28, 2013, the Fund paid or accrued to EVD $52,678 and $93,685 for Class B and Class C shares, respectively, representing 0.75% (annualized) of the average daily net assets of Class B and Class C shares. At February 28, 2013, the amounts of Uncovered Distribution Charges of EVD calculated under the Class B and Class C Plans were approximately $2,894,000 and $16,134,000, respectively.

Pursuant to the Class B and Class C Plans, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD and, as such, are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. Service fees paid or accrued for the six months ended February 28, 2013 amounted to $17,559 and $31,228 for Class B and Class C shares, respectively.

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. The CDSC for Class B shares is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares are subject to a 1% CDSC if redeemed within one year of purchase. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSCs received on Class B and Class C redemptions are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Fund’s Class B and Class C Plans. CDSCs received on Class B and Class C redemptions when no Uncovered Distribution Charges exist are credited to the Fund. For the six months ended February 28, 2013, the Fund was informed that EVD received approximately $200, $14,000 and $1,000 of CDSCs paid by Class A, Class B and Class C shareholders, respectively.

6  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $36,471,901 and $43,553,612, respectively, for the six months ended February 28, 2013.

17

Eaton Vance

Greater China Growth Fund

February 28, 2013

Notes to Financial Statements (Unaudited) — continued

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Six Months Ended February 28, 2013 (Unaudited)	Year Ended August 31, 2012

Sales	387,004	309,199
Issued to shareholders electing to receive payments of distributions in Fund shares	27,652	468,297
Redemptions	(623,464)	(1,565,865)
Exchange from Class B shares	41,246	120,663

Net decrease	(167,562)	(667,706)

Class B	Six Months Ended February 28, 2013 (Unaudited)	Year Ended August 31, 2012

Sales	5,905	39,792
Issued to shareholders electing to receive payments of distributions in Fund shares	—	78,180
Redemptions	(101,063)	(254,407)
Exchange to Class A shares	(42,368)	(123,808)

Net decrease	(137,526)	(260,243)

Class C	Six Months Ended February 28, 2013 (Unaudited)	Year Ended August 31, 2012

Sales	91,594	171,725
Issued to shareholders electing to receive payments of distributions in Fund shares	—	114,102
Redemptions	(216,590)	(632,248)

Net decrease	(124,996)	(346,421)

Class I	Six Months Ended February 28, 2013 (Unaudited)	Year Ended August 31, 2012

Sales	72,283	133,453
Issued to shareholders electing to receive payments of distributions in Fund shares	3,146	41,645
Redemptions	(62,846)	(196,362)

Net increase (decrease)	12,583	(21,264)

18

Eaton Vance

Greater China Growth Fund

February 28, 2013

Notes to Financial Statements (Unaudited) — continued

8  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Fund at February 28, 2013, as determined on a federal income tax basis, were as follows:

Aggregate cost	$119,551,168

Gross unrealized appreciation	$33,347,611
Gross unrealized depreciation	(2,143,467)

Net unrealized appreciation	$31,204,144

9  Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $600 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.08% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the six months ended February 28, 2013.

10  Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Fund, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker/dealers and issuers than in the United States.

11  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

19

Eaton Vance

Greater China Growth Fund

February 28, 2013

Notes to Financial Statements (Unaudited) — continued

At February 28, 2013, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total

Common Stocks
Consumer Discretionary	$2,890,351	$30,144,147		$—	$33,034,498
Consumer Staples	—	3,584,158		—	3,584,158
Energy	—	9,741,840		—	9,741,840
Financials	—	51,629,905		—	51,629,905
Health Care	—	2,984,886		—	2,984,886
Industrials	—	10,045,816		—	10,045,816
Information Technology	—	30,113,830		—	30,113,830
Materials	—	3,475,970		—	3,475,970
Telecommunication Services	—	5,930,797		—	5,930,797

Total Common Stocks	$2,890,351	$147,651,349	*	$—	$150,541,700
Short-Term Investments	$—	$213,612		$—	$213,612

Total Investments	$2,890,351	$147,864,961		$—	$150,755,312

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Fund held no investments or other financial instruments as of August 31, 2012 whose fair value was determined using Level 3 inputs. At February 28, 2013, there were no investments transferred between Level 1 and Level 2 during the six months then ended.

20

Eaton Vance

Greater China Growth Fund

February 28, 2013

Officers and Trustees

Officers of Eaton Vance Greater China Growth Fund

Duncan W. Richardson

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Trustees of Eaton Vance Greater China Growth Fund

Ralph F. Verni

Chairman

Scott E. Eston

Benjamin C. Esty

Thomas E. Faust Jr.*

Allen R. Freedman

William H. Park

Ronald A. Pearlman

Helen Frame Peters

Lynn A. Stout

Harriett Tee Taggart

*	Interested Trustee

21

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

22

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Investment Adviser

Boston Management and Research

Two International Place

Boston, MA 02110

Sub-Adviser

Lloyd George Management (Hong Kong) Limited

Suite 3808, One Exchange Square

Central, Hong Kong

Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

200 Clarendon Street

Boston, MA 02116

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

406-4/13	CGSRC

Eaton Vance

Multi-Cap Growth Fund

Semiannual Report

February 28, 2013

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report February 28, 2013

Eaton Vance

Multi-Cap Growth Fund

Performance	2

Fund Profile	2

Endnotes and Additional Disclosures	3

Fund Expenses	4

Financial Statements	5

Officers and Trustees	22

Important Notices	23

Eaton Vance

Multi-Cap Growth Fund

February 28, 2013

Performance1,2

Portfolio Managers Kwang Kim, Gerald I. Moore, CFA and G. R. Nelson

% Average Annual Total Returns	Inception Date	Six Months	One Year	Five Years	Ten Years	Since Inception
Class A at NAV	08/01/1952	3.82%	5.40%	–0.18%	9.60%	—
Class A with 5.75% Maximum Sales Charge	—	–2.18	–0.66	–1.35	8.94	—
Class B at NAV	09/13/1994	3.38	4.65	–0.94	8.81	—
Class B with 5% Maximum Sales Charge	—	–1.62	–0.35	–1.33	8.81	—
Class C at NAV	11/07/1994	3.39	4.65	–0.89	8.80	—
Class C with 1% Maximum Sales Charge	—	2.39	3.65	–0.89	8.80	—
Class I at NAV	07/18/2012	3.93	—	—	—	8.43%
Russell 3000 Growth Index	—	6.62%	9.71%	6.49%	8.62%	—
S&P 500 Index	—	8.95	13.46	4.94	8.23	—

% Total Annual Operating Expense Ratios[3]			Class A	Class B	Class C	Class I
			1.32%	2.07%	2.07%	1.06%

Fund Profile

Sector Allocation (% of net assets)4

Top 10 Holdings (% of net assets)4

Apple, Inc.	5.0%
Google, Inc., Class A	3.7
Amazon.com, Inc.	2.5
EMC Corp.	1.9
Walt Disney Co. (The)	1.9
Monsanto Co.	1.9
EOG Resources, Inc.	1.7
Tractor Supply Co.	1.7
Gilead Sciences, Inc.	1.7
Anheuser-Busch InBev NV ADR	1.6
Total	23.6%

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to www.eatonvance.com.

2

Eaton Vance

Multi-Cap Growth Fund

February 28, 2013

Endnotes and Additional Disclosures

[1]

Russell 3000 Growth Index is an unmanaged index of the broad growth segment of the U.S. equity universe. S&P 500 Index is an unmanaged index of large-cap stocks commonly used as a measure of U.S. stock market performance. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]	Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total

Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

[3]	Source: Fund prospectus.

[4]	Depictions do not reflect the Fund’s option positions. Excludes cash and cash equivalents.

Fund profile subject to change due to active management.

3

Eaton Vance

Multi-Cap Growth Fund

February 28, 2013

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2012 – February 28, 2013).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (9/1/12)	Ending Account Value (2/28/13)	Expenses Paid During Period* (9/1/12 – 2/28/13)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,038.20	$6.27	1.24%
Class B	$1,000.00	$1,033.80	$10.03	1.99%
Class C	$1,000.00	$1,033.90	$10.04	1.99%
Class I	$1,000.00	$1,039.30	$5.01	0.99%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,018.60	$6.21	1.24%
Class B	$1,000.00	$1,014.90	$9.94	1.99%
Class C	$1,000.00	$1,014.90	$9.94	1.99%
Class I	$1,000.00	$1,019.90	$4.96	0.99%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on August 31, 2012.

4

Eaton Vance

Multi-Cap Growth Fund

February 28, 2013

Portfolio of Investments (Unaudited)

Common Stocks — 98.8%(1)

Security	Shares	Value

Aerospace & Defense — 1.4%
Precision Castparts Corp.	10,900	$2,033,831

		$2,033,831

Beverages — 2.9%
Anheuser-Busch InBev NV ADR	24,500	$2,302,755
Beam, Inc.	29,800	1,818,694

		$4,121,449

Biotechnology — 4.6%
Biogen Idec, Inc.(2)	10,100	$1,680,034
Celgene Corp.(2)	14,800	1,527,064
Gilead Sciences, Inc.(2)	58,400	2,494,264
Vertex Pharmaceuticals, Inc.(2)	20,400	955,128

		$6,656,490

Building Products — 1.4%
Fortune Brands Home & Security, Inc.(2)	59,100	$2,041,905

		$2,041,905

Capital Markets — 0.9%
T. Rowe Price Group, Inc.	18,000	$1,281,420

		$1,281,420

Chemicals — 5.3%
Celanese Corp., Series A	32,550	$1,524,967
Cytec Industries, Inc.	23,900	1,730,121
Monsanto Co.	26,400	2,667,192
Praxair, Inc.	14,800	1,673,140

		$7,595,420

Commercial Banks — 2.8%
First Republic Bank	43,500	$1,585,575
Toronto-Dominion Bank (The)	8,600	707,694
Wells Fargo & Co.	49,800	1,746,984

		$4,040,253

Commercial Services & Supplies — 1.2%
Waste Connections, Inc.	48,199	$1,648,888

		$1,648,888

Security	Shares	Value

Communications Equipment — 2.1%
Acme Packet, Inc.(2)	50,800	$1,482,344
QUALCOMM, Inc.	23,400	1,535,742

		$3,018,086

Computers & Peripherals — 6.9%
Apple, Inc.	16,300	$7,194,820
EMC Corp.(2)	120,600	2,775,006

		$9,969,826

Distributors — 1.4%
LKQ Corp.(2)	93,100	$1,972,789

		$1,972,789

Diversified Financial Services — 1.2%
Citigroup, Inc.	41,100	$1,724,967

		$1,724,967

Electrical Equipment — 1.4%
AMETEK, Inc.	47,600	$1,991,108

		$1,991,108

Electronic Equipment, Instruments & Components — 1.0%
InvenSense, Inc.(2)(3)	119,800	$1,439,996

		$1,439,996

Energy Equipment & Services — 1.9%
Halliburton Co.	29,800	$1,236,998
Rowan Cos., PLC(2)	44,000	1,521,960

		$2,758,958

Food & Staples Retailing — 0.7%
Whole Foods Market, Inc.	12,400	$1,061,688

		$1,061,688

Food Products — 2.8%
Hershey Co. (The)	23,900	$1,991,826
Mondelez International, Inc., Class A	73,200	2,023,980

		$4,015,806

Health Care Equipment & Supplies — 2.9%
Analogic Corp.	15,700	$1,164,783
Globus Medical, Inc., Class A(2)(3)	83,100	1,200,795
Stryker Corp.	29,200	1,865,296

		$4,230,874

5	See Notes to Financial Statements.

Eaton Vance

Multi-Cap Growth Fund

February 28, 2013

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Health Care Providers & Services — 2.6%
Brookdale Senior Living, Inc.(2)	30,400	$841,472
Catamaran Corp.(2)	23,558	1,265,300
MEDNAX, Inc.(2)	19,500	1,669,590

		$3,776,362

Household Products — 0.8%
Colgate-Palmolive Co.	10,500	$1,201,515

		$1,201,515

Industrial Conglomerates — 1.3%
Danaher Corp.	29,200	$1,798,720

		$1,798,720

Internet & Catalog Retail — 4.5%
Amazon.com, Inc.(2)	13,600	$3,594,072
priceline.com, Inc.(2)	2,600	1,787,708
Shutterfly, Inc.(2)	23,500	1,017,080

		$6,398,860

Internet Software & Services — 9.2%
Equinix, Inc.(2)	6,000	$1,269,300
Facebook, Inc., Class A(2)	64,900	1,768,525
Google, Inc., Class A(2)	6,600	5,287,920
LinkedIn Corp., Class A(2)	11,100	1,866,798
Rackspace Hosting, Inc.(2)	21,493	1,200,599
VeriSign, Inc.(2)	25,500	1,167,900
Xoom Corp.(2)(3)	29,600	629,296

		$13,190,338

IT Services — 3.9%
Accenture PLC, Class A	21,300	$1,583,868
Cognizant Technology Solutions Corp., Class A(2)	21,000	1,612,170
Teradata Corp.(2)	28,400	1,648,904
Visa, Inc., Class A	4,700	745,608

		$5,590,550

Leisure Equipment & Products — 1.0%
Polaris Industries, Inc.	17,098	$1,493,852

		$1,493,852

Security	Shares	Value

Machinery — 1.5%
Colfax Corp.(2)	27,700	$1,202,180
Stanley Black & Decker, Inc.	12,600	991,620

		$2,193,800

Media — 1.9%
Walt Disney Co. (The)	49,800	$2,718,582

		$2,718,582

Multiline Retail — 1.3%
Dollar General Corp.(2)	38,974	$1,806,055

		$1,806,055

Oil, Gas & Consumable Fuels — 5.4%
Alpha Natural Resources, Inc.(2)	82,200	$655,956
Concho Resources, Inc.(2)	19,400	1,745,224
EOG Resources, Inc.	19,900	2,501,629
Range Resources Corp.	24,500	1,881,600
Tesoro Corp.	16,400	922,336

		$7,706,745

Pharmaceuticals — 4.7%
Allergan, Inc.	20,800	$2,255,136
Perrigo Co.	18,700	2,116,279
Roche Holding AG ADR	20,600	1,181,822
Zoetis, Inc.(2)	36,500	1,220,925

		$6,774,162

Real Estate Investment Trusts (REITs) — 1.0%
Public Storage, Inc.	9,600	$1,451,616

		$1,451,616

Road & Rail — 2.6%
J.B. Hunt Transport Services, Inc.	22,300	$1,550,296
Kansas City Southern	21,646	2,228,889

		$3,779,185

Semiconductors & Semiconductor Equipment — 2.3%
Cirrus Logic, Inc.(2)	71,100	$1,709,244
Cypress Semiconductor Corp.(2)(3)	73,900	778,167
Monolithic Power Systems, Inc.	31,600	777,044

		$3,264,455

6	See Notes to Financial Statements.

Eaton Vance

Multi-Cap Growth Fund

February 28, 2013

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Software — 3.2%
Infoblox, Inc.(2)	62,965	$1,327,932
salesforce.com, inc.(2)	7,500	1,269,150
Splunk, Inc.(2)	28,796	1,040,399
VMware, Inc., Class A(2)	13,700	984,071

		$4,621,552

Specialty Retail — 5.2%
Home Depot, Inc. (The)	31,507	$2,158,230
Ross Stores, Inc.	30,000	1,738,800
Sally Beauty Holdings, Inc.(2)	38,800	1,076,312
Tractor Supply Co.	24,000	2,495,760

		$7,469,102

Textiles, Apparel & Luxury Goods — 0.6%
lululemon athletica, inc.(2)(3)	12,200	$818,010

		$818,010

Thrifts & Mortgage Finance — 0.7%
ViewPoint Financial Group, Inc.	50,200	$1,046,670

		$1,046,670

Trading Companies & Distributors — 2.3%
United Rentals, Inc.(2)	19,100	$1,020,131
W.W. Grainger, Inc.	10,100	2,287,246

		$3,307,377

Total Common Stocks (identified cost $117,033,163)		$142,011,262

Short-Term Investments — 5.0%

Description	Interest (000’s omitted)	Value

Eaton Vance Cash Collateral Fund, LLC, 0.06%(4)(5)	$4,824	$4,824,302
Eaton Vance Cash Reserves Fund, LLC, 0.10%(5)	2,326	2,325,510

Total Short-Term Investments (identified cost $7,149,812)		$7,149,812

Total Investments — 103.8% (identified cost $124,182,975)		$149,161,074

Covered Call Options Written — (0.0)%(6)

Security	Number of Contracts	Strike Price	Expiration Date	Value
Catamaran Corp.	24	$57.50	3/16/13	$(1,080)
EOG Resources, Inc.	20	145.00	3/16/13	(100)
Equinix, Inc.	6	250.00	3/16/13	(45)
Halliburton Co.	30	43.00	3/16/13	(990)
Kansas City Southern	24	100.00	3/16/13	(9,720)
LinkedIn Corp., Class A	11	165.00	3/16/13	(7,178)
MEDNAX, Inc.	20	90.00	3/16/13	(200)
T. Rowe Price Group, Inc.	18	75.00	3/16/13	(180)
Tesoro Corp.	16	60.00	3/16/13	(1,104)
VeriSign, Inc.	26	47.00	3/16/13	(962)
Zoetis, Inc.	37	35.00	3/16/13	(555)

Total Covered Call Options Written (premiums received $16,267)				$(22,114)

Other Assets, Less Liabilities — (3.8)%				$(5,473,903)

Net Assets — 100.0%				$143,665,057

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	–	American Depositary Receipt

(1)	All or a portion of each applicable common stock for which a written call option is outstanding at February 28, 2013 has been pledged as collateral for such written option.

(2)	Non-income producing security.

(3)	All or a portion of this security was on loan at February 28, 2013.

(4)

The amount invested in Eaton Vance Cash Collateral Fund, LLC represents cash collateral received for securities on loan at February 28, 2013. Other Assets, Less Liabilities includes an equal and offsetting liability of the Fund to repay collateral amounts upon the return of loaned securities.

(5)

Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of February 28, 2013.

(6)	Amount is less than 0.05%.

7	See Notes to Financial Statements.

Eaton Vance

Multi-Cap Growth Fund

February 28, 2013

Statement of Assets and Liabilities (Unaudited)

Assets	February 28, 2013
Unaffiliated investments, at value including $4,767,113 of securities on loan (identified cost, $117,033,163)	$142,011,262
Affiliated investments, at value (identified cost, $7,149,812)	7,149,812
Cash	28,090
Foreign currency, at value (identified cost, $6,320)	6,113
Dividends receivable	59,658
Interest receivable from affiliated investment	185
Receivable for Fund shares sold	76,680
Securities lending income receivable	2,534
Tax reclaims receivable	72,322
Other assets	30,310
Total assets	$149,436,966

Liabilities
Collateral for securities loaned	$4,824,302
Written options outstanding, at value (premiums received, $16,267)	22,114
Payable for Fund shares redeemed	689,012
Payable to affiliates:
Investment adviser fee	75,575
Distribution and service fees	38,359
Accrued expenses	122,547
Total liabilities	$5,771,909
Net Assets	$143,665,057

Sources of Net Assets
Paid-in capital	$190,882,740
Accumulated net realized loss	(71,320,368)
Accumulated net investment loss	(882,232)
Net unrealized appreciation	24,984,917
Total	$143,665,057

Class A Shares
Net Assets	$108,286,760
Shares Outstanding	12,057,247
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$8.98
Maximum Offering Price Per Share
(100 ÷ 94.25 of net asset value per share)	$9.53

Class B Shares
Net Assets	$5,898,256
Shares Outstanding	688,852
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$8.56

Class C Shares
Net Assets	$16,514,159
Shares Outstanding	1,931,530
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$8.55

Class I Shares
Net Assets	$12,965,882
Shares Outstanding	1,441,345
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$9.00

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

8	See Notes to Financial Statements.

Eaton Vance

Multi-Cap Growth Fund

February 28, 2013

Statement of Operations (Unaudited)

Investment Income	Six Months Ended February 28, 2013
Dividends (net of foreign taxes, $5,770)	$699,506
Securities lending income, net	57,345
Interest allocated from affiliated investment	2,239
Expenses allocated from affiliated investment	(221)
Total investment income	$758,869

Expenses
Investment adviser fee	$452,831
Distribution and service fees
Class A	140,188
Class B	30,717
Class C	86,197
Trustees’ fees and expenses	2,966
Custodian fee	33,883
Transfer and dividend disbursing agent fees	135,449
Legal and accounting services	29,608
Printing and postage	20,264
Registration fees	27,548
Miscellaneous	9,046
Total expenses	$968,697
Deduct —
Reduction of custodian fee	$7
Total expense reductions	$7

Net expenses	$968,690

Net investment loss	$(209,821)

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$4,903,186
Investment transactions allocated from affiliated investments	405
Written options	208,821
Foreign currency transactions	412
Net realized gain	$5,112,824
Change in unrealized appreciation (depreciation) —
Investments	$295,525
Written options	13,824
Foreign currency	900
Net change in unrealized appreciation (depreciation)	$310,249

Net realized and unrealized gain	$5,423,073

Net increase in net assets from operations	$5,213,252

9	See Notes to Financial Statements.

Eaton Vance

Multi-Cap Growth Fund

February 28, 2013

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended February 28, 2013 (Unaudited)	Year Ended August 31, 2012
From operations —
Net investment loss	$(209,821)	$(912,727)
Net realized gain from investment transactions, capital gain distributions received, written options and foreign currency transactions	5,112,824	9,018,412
Net change in unrealized appreciation (depreciation) from investments, written options and foreign currency	310,249	12,077,621
Net increase in net assets from operations	$5,213,252	$20,183,306
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$2,747,157	$5,376,533
Class B	32,543	722,482
Class C	941,142	1,032,123
Class I	9,374,250	3,376,627
Cost of shares redeemed
Class A	(18,954,268)	(26,120,084)
Class B	(891,526)	(2,175,473)
Class C	(3,302,021)	(5,098,161)
Class I	(652,641)	(48,203)
Net asset value of shares exchanged
Class A	227,586	1,153,451
Class B	(227,586)	(1,153,451)
Net decrease in net assets from Fund share transactions	$(10,705,364)	$(22,934,156)

Net decrease in net assets	$(5,492,112)	$(2,750,850)

Net Assets
At beginning of period	$149,157,169	$151,908,019
At end of period	$143,665,057	$149,157,169

Accumulated net investment loss included in net assets
At end of period	$(882,232)	$(672,411)

10	See Notes to Financial Statements.

Eaton Vance

Multi-Cap Growth Fund

February 28, 2013

Financial Highlights

	Class A
	Six Months Ended February 28, 2013 (Unaudited)		Year Ended August 31,
			2012		2011		2010		2009		2008
Net asset value — Beginning of period	$8.650		$7.540		$6.340		$6.510		$9.550		$10.730

Income (Loss) From Operations
Net investment income (loss)(1)	$(0.008)		$(0.038)		$(0.025	)(2)	$(0.019)		$(0.005)		$0.037
Net realized and unrealized gain (loss)	0.338		1.148		1.225		(0.051)		(2.953)		0.364	(3)

Total income (loss) from operations	$0.330		$1.110		$1.200		$(0.070)		$(2.958)		$0.401

Less Distributions
From net investment income	$—		$—		$—		$(0.100)		$(0.008)		$—
From net realized gain	—		—		—		—		(0.074)		(1.581)

Total distributions	$—		$—		$—		$(0.100)		$(0.082)		$(1.581)

Net asset value — End of period	$8.980		$8.650		$7.540		$6.340		$6.510		$9.550

Total Return(4)	3.82	%(5)	14.72%		18.93%		(1.24)%		(30.57)%		2.39%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$108,287		$120,539		$123,541		$103,441		$163,479		$290,306
Ratios (as a percentage of average daily net assets):
Expenses(6)	1.24	%(7)	1.31	%(8)(9)	1.24	%(8)	1.27	%(8)	1.42	%(8)	1.13	%(8)
Net investment income (loss)	(0.18	)%(7)	(0.48)%		(0.32	)%(2)	(0.28)%		(0.10)%		0.36%
Portfolio Turnover of the Portfolio(10)	—		74	%(5)	168	%(11)	211%		274%		206%
Portfolio Turnover of the Fund	37	%(5)	11	%(5)(12)	—		—		—		—

(1)	Computed using average shares outstanding.

(2)

Net investment loss per share reflects special dividends allocated from the Portfolio which amounted to $0.007 per share. Excluding special dividends, the ratio of net investment loss to average daily net assets would have been (0.41)%.

(3)

The per share amount is not in accord with the net realized and unrealized gain (loss) for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.

(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(5)	Not annualized.

(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(7)	Annualized.

(8)	Includes the Fund’s share of the Portfolio’s allocated expenses for the period while the Fund was investing in the Portfolio.

(9)

The administrator of the Fund subsidized certain operating expenses (equal to 0.01% of average daily net assets for the year ended August 31, 2012). Absent this subsidy, total return would have been lower.

(10)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was investing in the Portfolio.

(11)	Excluding the value of portfolio securities contributed as a result of an in-kind transaction, the portfolio turnover would have been 145% for the year ended August 31, 2011.

(12)	For the period from July 26, 2012 through August 31, 2012 when the Fund was making investments directly in securities.

References to Portfolio herein are to Multi-Cap Growth Portfolio, a Massachusetts business trust having the same investment objective and policies as the Fund, in which the Fund invested all of its investable assets prior to July 26, 2012.

11	See Notes to Financial Statements.

Eaton Vance

Multi-Cap Growth Fund

February 28, 2013

Financial Highlights — continued

	Class B
	Six Months Ended February 28, 2013 (Unaudited)		Year Ended August 31,
			2012		2011		2010		2009		2008
Net asset value — Beginning of period	$8.280		$7.280		$6.160		$6.330		$9.350		$10.600

Income (Loss) From Operations
Net investment loss(1)	$(0.038)		$(0.096)		$(0.080	)(2)	$(0.068)		$(0.044)		$(0.040)
Net realized and unrealized gain (loss)	0.318		1.096		1.200		(0.046)		(2.902)		0.371	(3)

Total income (loss) from operations	$0.280		$1.000		$1.120		$(0.114)		$(2.946)		$0.331

Less Distributions
From net investment income	$—		$—		$—		$(0.056)		$—		$—
From net realized gain	—		—		—		—		(0.074)		(1.581)

Total distributions	$—		$—		$—		$(0.056)		$(0.074)		$(1.581)

Net asset value — End of period	$8.560		$8.280		$7.280		$6.160		$6.330		$9.350

Total Return(4)	3.38	%(5)	13.89%		18.02%		(1.90)%		(31.15)%		1.70%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$5,898		$6,792		$8,409		$6,413		$8,092		$16,565
Ratios (as a percentage of average daily net assets):
Expenses(6)	1.99	%(7)	2.06	%(8)(9)	1.99	%(8)	2.02	%(8)	2.16	%(8)	1.88	%(8)
Net investment loss	(0.93	)%(7)	(1.25)%		(1.06	)%(2)	(1.01)%		(0.82)%		(0.40)%
Portfolio Turnover of the Portfolio(10)	—		74	%(5)	168	%(11)	211%		274%		206%
Portfolio Turnover of the Fund	37	%(5)	11	%(5)(12)	—		—		—		—

(1)	Computed using average shares outstanding.

(2)

Net investment loss per share reflects special dividends allocated from the Portfolio which amounted to $0.007 per share. Excluding special dividends, the ratio of net investment loss to average daily net assets would have been (1.15)%.

(3)

The per share amount is not in accord with the net realized and unrealized gain (loss) for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.

(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(5)	Not annualized.

(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(7)	Annualized.

(8)	Includes the Fund’s share of the Portfolio’s allocated expenses for the period while the Fund was investing in the Portfolio.

(9)

The administrator of the Fund subsidized certain operating expenses (equal to 0.01% of average daily net assets for the year ended August 31, 2012). Absent this subsidy, total return would have been lower.

(10)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was investing in the Portfolio.

(11)	Excluding the value of portfolio securities contributed as a result of an in-kind transaction, the portfolio turnover would have been 145% for the year ended August 31, 2011.

(12)	For the period from July 26, 2012 through August 31, 2012 when the Fund was making investments directly in securities.

References to Portfolio herein are to Multi-Cap Growth Portfolio, a Massachusetts business trust having the same investment objective and policies as the Fund, in which the Fund invested all of its investable assets prior to July 26, 2012.

12	See Notes to Financial Statements.

Eaton Vance

Multi-Cap Growth Fund

February 28, 2013

Financial Highlights — continued

	Class C
	Six Months Ended February 28, 2013 (Unaudited)		Year Ended August 31,
			2012		2011		2010		2009		2008
Net asset value — Beginning of period	$8.270		$7.260		$6.150		$6.330		$9.340		$10.580

Income (Loss) From Operations
Net investment loss(1)	$(0.038)		$(0.095)		$(0.081	)(2)	$(0.067)		$(0.046)		$(0.041)
Net realized and unrealized gain (loss)	0.318		1.105		1.191		(0.055)		(2.890)		0.382	(3)

Total income (loss) from operations	$0.280		$1.010		$1.110		$(0.122)		$(2.936)		$0.341

Less Distributions
From net investment income	$—		$—		$—		$(0.058)		$—		$—
From net realized gain	—		—		—		—		(0.074)		(1.581)

Total distributions	$—		$—		$—		$(0.058)		$(0.074)		$(1.581)

Net asset value — End of period	$8.550		$8.270		$7.260		$6.150		$6.330		$9.340

Total Return(4)	3.39	%(5)	13.91%		18.05%		(2.03)%		(31.07)%		1.82%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$16,514		$18,352		$19,958		$16,776		$21,742		$34,533
Ratios (as a percentage of average daily net assets):
Expenses(6)	1.99	%(7)	2.06	%(8)(9)	1.99	%(8)	2.02	%(8)	2.17	%(8)	1.88	%(8)
Net investment loss	(0.93	)%(7)	(1.24)%		(1.07	)%(2)	(1.01)%		(0.86)%		(0.41)%
Portfolio Turnover of the Portfolio(10)	—		74	%(5)	168	%(11)	211%		274%		206%
Portfolio Turnover of the Fund	37	%(5)	11	%(5)(12)	—		—		—		—

(1)	Computed using average shares outstanding.

(2)

Net investment loss per share reflects special dividends allocated from the Portfolio which amounted to $0.007 per share. Excluding special dividends, the ratio of net investment loss to average daily net assets would have been (1.16)%.

(3)

The per share amount is not in accord with the net realized and unrealized gain (loss) for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.

(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(5)	Not annualized.

(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(7)	Annualized.

(8)	Includes the Fund’s share of the Portfolio’s allocated expenses for the period while the Fund was investing in the Portfolio.

(9)

The administrator of the Fund subsidized certain operating expenses (equal to 0.01% of average daily net assets for the year ended August 31, 2012). Absent this subsidy, total return would have been lower.

(10)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was investing in the Portfolio.

(11)	Excluding the value of portfolio securities contributed as a result of an in-kind transaction, the portfolio turnover would have been 145% for the year ended August 31, 2011.

(12)	For the period from July 26, 2012 through August 31, 2012 when the Fund was making investments directly in securities.

References to Portfolio herein are to Multi-Cap Growth Portfolio, a Massachusetts business trust having the same investment objective and policies as the Fund, in which the Fund invested all of its investable assets prior to July 26, 2012.

13	See Notes to Financial Statements.

Eaton Vance

Multi-Cap Growth Fund

February 28, 2013

Financial Highlights — continued

	Class I
	Six Months Ended February 28, 2013 (Unaudited)		Period Ended August 31, 2012(1)
Net asset value — Beginning of period	$8.660		$8.300

Income (Loss) From Operations
Net investment income(2)	$0.002		$0.002
Net realized and unrealized gain	0.338		0.358

Total income from operations	$0.340		$0.360

Net asset value — End of period	$9.000		$8.660

Total Return(3)	3.93	%(4)	4.34	%(4)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$12,966		$3,474
Ratios (as a percentage of average daily net assets):
Expenses(5)	0.99	%(6)	1.06	%(6)(7)
Net investment income	0.04	%(6)	0.22	%(6)
Portfolio Turnover of the Portfolio(8)	—		74	%(4)
Portfolio Turnover of the Fund	37	%(4)	11	%(4)(9)

(1)	For the period from the commencement of operations, July 18, 2012, to August 31, 2012.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	Not annualized.

(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)	Annualized.

(7)	Includes the Fund’s share of the Portfolio’s allocated expenses for the period while the Fund was investing in the Portfolio.

(8)	Portfolio turnover represents the rate of portfolio activity for the period since September 1, 2011 while the Fund was investing in the Portfolio.

(9)	For the period from July 26, 2012 through August 31, 2012 when the Fund was making investments directly in securities.

References to Portfolio herein are to Multi-Cap Growth Portfolio, a Massachusetts business trust having the same investment objective and policies as the Fund, in which the Fund invested all of its investable assets prior to July 26, 2012.

14	See Notes to Financial Statements.

Eaton Vance

Multi-Cap Growth Fund

February 28, 2013

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Multi-Cap Growth Fund (the Fund) is a diversified series of Eaton Vance Growth Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to achieve capital growth. The Fund offers four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I shares are sold at net asset value and are not subject to a sales charge. Class B shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Beginning January 1, 2012, Class B shares are only available for purchase upon exchange from another Eaton Vance fund or through reinvestment of distributions. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Equity securities (including common shares of closed-end investment companies) listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that will use various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events. Exchange-traded options are valued at the mean between the bid and asked prices at valuation time as reported by the Options Price Reporting Authority for U.S. listed options or by the relevant exchange or board of trade for non-U.S. listed options. Over-the-counter options are valued by a third party pricing service using techniques that consider factors including the value of the underlying instrument, the volatility of the underlying instrument and the period of time until option expiration. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Fund’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

The Fund may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund) and Eaton Vance Cash Collateral Fund, LLC (Cash Collateral Fund), affiliated investment companies managed by Eaton Vance Management (EVM). The value of the Fund’s investment in Cash Reserves Fund and Cash Collateral Fund reflects the Fund’s proportionate interest in each of their net assets. Cash Reserves Fund and Cash Collateral Fund generally value their investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund and Cash Collateral Fund may value their investment securities based on available market quotations provided by a third party pricing service.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Fund’s understanding of the applicable countries’ tax rules and rates. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

15

Eaton Vance

Multi-Cap Growth Fund

February 28, 2013

Notes to Financial Statements (Unaudited) — continued

D  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

At August 31, 2012, the Fund, for federal income tax purposes, had a capital loss carryforward of $76,636,700 which will reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The capital loss carryforward will expire on August 31, 2016 ($10,017,581), August 31, 2017 ($46,753,650) and August 31, 2018 ($19,865,469). In addition, such capital loss carryforward cannot be utilized prior to the utilization of new capital losses, if any, created after August 31, 2012.

A capital loss carryforward of $16,559,418 included in the amounts above is available to the Fund as a result of a reorganization on November 5, 2010. Utilization of this capital loss carryforward may be limited in accordance with certain income tax regulations.

Additionally, at August 31, 2012, the Fund had a net loss of $578,555 incurred after October 31, 2011. This net loss is treated as arising on the first day of the Fund’s taxable year ending August 31, 2013.

As of February 28, 2013, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

F  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

G  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

H  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

I  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

J  Written Options — Upon the writing of a call or a put option, the premium received by the Fund is included in the Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written, in accordance with the Fund’s policies on investment valuations discussed above. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. When an index option is exercised, the Fund is required to deliver an amount of cash determined by the excess of the strike price of the option over the value of the index (in the case of a put) or the excess of the value of the index over the strike price of the option (in the case of a call) at contract termination. If a put option on a security is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as a writer of an option, may have no control over whether the underlying securities or other assets may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the securities or other assets underlying the written option. The Fund may also bear the risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

K  Purchased Options — Upon the purchase of a call or put option, the premium paid by the Fund is included in the Statement of Assets and Liabilities as an investment. The amount of the investment is subsequently marked-to-market to reflect the current market value of the option purchased, in accordance with the Fund’s policies on investment valuations discussed above. As the purchaser of an index option, the Fund has the right to receive a cash payment

16

Eaton Vance

Multi-Cap Growth Fund

February 28, 2013

Notes to Financial Statements (Unaudited) — continued

equal to any depreciation in the value of the index below the strike price of the option (in the case of a put) or equal to any appreciation in the value of the index over the strike price of the option (in the case of a call) as of the valuation date of the option. If an option which the Fund had purchased expires on the stipulated expiration date, the Fund will realize a loss in the amount of the cost of the option. If the Fund enters into a closing sale transaction, the Fund will realize a gain or loss, depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. If the Fund exercises a put option on a security, it will realize a gain or loss from the sale of the underlying security, and the proceeds from such sale will be decreased by the premium originally paid. If the Fund exercises a call option on a security, the cost of the security which the Fund purchases upon exercise will be increased by the premium originally paid. The risk associated with purchasing options is limited to the premium originally paid.

L  Interim Financial Statements — The interim financial statements relating to February 28, 2013 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute at least annually all or substantially all of its net realized capital gains (reduced by available capital loss carryforwards from prior years, if any). Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

3  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for management and investment advisory services rendered to the Fund. The fee is computed at an annual rate of 0.625% of the Fund’s average daily net assets up to and including $300 million and 0.50% on average daily net assets over $300 million and is payable monthly. The Fund invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund. For the six months ended February 28, 2013, the Fund’s investment adviser fee amounted to $452,831 or 0.625% (annualized) of the Fund’s average daily net assets.

EVM serves as the administrator to the Fund, but receives no compensation. EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of these services. For the six months ended February 28, 2013, EVM earned $14,830 in sub-transfer agent fees. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $2,761 as its portion of the sales charge on sales of Class A shares for the six months ended February 28, 2013. EVD also received distribution and service fees from Class A, Class B and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).

Trustees and officers of the Fund who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee. Trustees of the Fund who are not affiliated with the investment adviser and administrator may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended February 28, 2013, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of the above organizations.

4  Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended February 28, 2013 amounted to $140,188 for Class A shares.

The Fund also has in effect distribution plans for Class B shares (Class B Plan) and Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class B and Class C Plans, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 5% and 6.25% of the aggregate amount received by the Fund for Class B and Class C shares sold, respectively, plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD of each respective class, reduced by the aggregate amount of contingent deferred sales charges (see Note 5) and amounts theretofore paid or payable to EVD by each respective class. For the six months ended February 28, 2013, the Fund paid or accrued to EVD $23,038 and $64,648 for Class B and Class C shares, respectively, representing 0.75% (annualized) of the average daily net assets of Class B and Class C shares. At February 28, 2013, the amounts of Uncovered Distribution Charges of EVD calculated under the Class B and Class C Plans were approximately $2,178,000 and $7,582,000, respectively.

17

Eaton Vance

Multi-Cap Growth Fund

February 28, 2013

Notes to Financial Statements (Unaudited) — continued

Pursuant to the Class B and Class C Plans, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD and, as such, are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. Service fees paid or accrued for the six months ended February 28, 2013 amounted to $7,679 and $21,549 for Class B and Class C shares, respectively.

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. The CDSC for Class B shares is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares are subject to a 1% CDSC if redeemed within one year of purchase. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSCs received on Class B and Class C redemptions are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Fund’s Class B and Class C Plans. CDSCs received on Class B and Class C redemptions when no Uncovered Distribution Charges exist are credited to the Fund. For the six months ended February 28, 2013, the Fund was informed that EVD received approximately $14,000 and $600 of CDSCs paid by Class B and Class C shareholders, respectively, and no CDSCs paid by Class A shareholders.

6  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $51,739,955 and $63,012,855, respectively, for the six months ended February 28, 2013.

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Six Months Ended February 28, 2013 (Unaudited)	Year Ended August 31, 2012

Sales	316,306	674,274
Redemptions	(2,213,968)	(3,262,894)
Exchange from Class B shares	25,996	143,172

Net decrease	(1,871,666)	(2,445,448)

Class B	Six Months Ended February 28, 2013 (Unaudited)	Year Ended August 31, 2012

Sales	3,948	94,057
Redemptions	(108,023)	(280,743)
Exchange to Class A shares	(27,222)	(148,999)

Net decrease	(131,297)	(335,685)

18

Eaton Vance

Multi-Cap Growth Fund

February 28, 2013

Notes to Financial Statements (Unaudited) — continued

Class C	Six Months Ended February 28, 2013 (Unaudited)	Year Ended August 31, 2012

Sales	112,166	133,333
Redemptions	(399,976)	(661,512)

Net decrease	(287,810)	(528,179)

Class I	Six Months Ended February 28, 2013 (Unaudited)	Period Ended August 31, 2012(1)

Sales	1,114,492	406,867
Redemptions	(74,304)	(5,710)

Net increase	1,040,188	401,157

(1)	Class I commenced operations on July 18, 2012.

8  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Fund at February 28, 2013, as determined on a federal income tax basis, were as follows:

Aggregate cost	$124,073,323

Gross unrealized appreciation	$26,279,270
Gross unrealized depreciation	(1,191,519)

Net unrealized appreciation	$25,087,751

9  Financial Instruments

The Fund may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include written options and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of written options at February 28, 2013 is included in the Portfolio of Investments.

Written options activity for the six months ended February 28, 2013 was as follows:

	Number of Contracts	Premiums Received

Outstanding, beginning of period	952	$72,241
Options written	2,159	251,533
Options terminated in closing purchase transactions	(240)	(31,469)
Options exercised	(799)	(80,835)
Options expired	(1,840)	(195,203)

Outstanding, end of period	232	$16,267

19

Eaton Vance

Multi-Cap Growth Fund

February 28, 2013

Notes to Financial Statements (Unaudited) — continued

At February 28, 2013, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to equity price risk in the normal course of pursuing its investment objective. During the six months ended February 28, 2013, the Fund entered into option transactions on individual securities that it holds to generate premium income.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is equity price risk at February 28, 2013 was as follows:

	Fair Value
Derivative	Asset Derivative	Liability Derivative

Written options	$—	$(22,114	)(1)

(1)	Statement of Assets and Liabilities location: Written options outstanding, at value.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is equity price risk for the six months ended February 28, 2013 was as follows:

Derivative	Realized Gain (Loss) on Derivatives Recognized in Income		Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income

Written options	$208,821	(1)	$13,824	(2)

(1)	Statement of Operations location: Net realized gain (loss) – Written options.

(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Written options.

10  Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $600 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.08% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the six months ended February 28, 2013.

11  Securities Lending Agreement

The Fund has established a securities lending agreement with SSBT as securities lending agent in which the Fund lends portfolio securities to qualified borrowers in exchange for collateral consisting of either cash or U.S. Government securities in an amount at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is delivered to the Fund on the next business day. Cash collateral is invested in Cash Collateral Fund. The Fund earns interest on the amount invested in Cash Collateral Fund but it must pay (and at times receive from) the broker a loan rebate fee computed as a varying percentage of the collateral received. Income earned by the Fund from its investment in Cash Collateral Fund, prior to rebates and fees, for the six months ended February 28, 2013 amounted to $2,948. At February 28, 2013, the value of the securities loaned and the value of the collateral received amounted to $4,767,113 and $4,824,302, respectively. The carrying amount of the liability at February 28, 2013 approximated its fair value. If measured at fair value, the liability for collateral for securities loaned would have been considered as Level 2 in the fair value hierarchy (see Note 12) at February 28, 2013. In the event of counterparty default, the Fund is subject to potential loss if it is delayed or prevented from exercising its right to dispose of the collateral. The Fund bears risk in the event that invested collateral is not sufficient to meet its obligations due on loans.

20

Eaton Vance

Multi-Cap Growth Fund

February 28, 2013

Notes to Financial Statements (Unaudited) — continued

12  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At February 28, 2013, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Common Stocks	$142,011,262 *	$—	$—	$142,011,262
Short-Term Investments	—	7,149,812	—	7,149,812

Total Investments	$142,011,262	$7,149,812	$—	$149,161,074

Liability Description
Covered Call Options Written	$(22,114)	$—	$—	$(22,114)

Total	$(22,114)	$—	$—	$(22,114)

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The Fund held no investments or other financial instruments as of August 31, 2012 whose fair value was determined using Level 3 inputs. At February 28, 2013, there were no investments transferred between Level 1 and Level 2 during the six months then ended.

21

Eaton Vance

Multi-Cap Growth Fund

February 28, 2013

Officers and Trustees

Officers of Eaton Vance Multi-Cap Growth Fund

Duncan W. Richardson

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Trustees of Eaton Vance Multi-Cap Growth Fund

Ralph F. Verni

Chairman

Scott E. Eston

Benjamin C. Esty

Thomas E. Faust Jr.*

Allen R. Freedman

William H. Park

Ronald A. Pearlman

Helen Frame Peters

Lynn A. Stout

Harriett Tee Taggart

*	Interested Trustee

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Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

23

This Page Intentionally Left Blank

Investment Adviser

Boston Management and Research

Two International Place

Boston, MA 02110

Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

200 Clarendon Street

Boston, MA 02116

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

444-4/13	GFSRC

Eaton Vance

Worldwide Health Sciences Fund

Semiannual Report

February 28, 2013

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report February 28, 2013

Eaton Vance

Worldwide Health Sciences Fund

Performance	2

Fund Profile	3

Endnotes and Additional Disclosures	4

Fund Expenses	5

Financial Statements	6

Officers and Trustees	28

Important Notices	29

Eaton Vance

Worldwide Health Sciences Fund

February 28, 2013

Performance1,2

Portfolio Managers Samuel D. Isaly, Sven H. Borho, CFA, Geoffrey C. Hsu, CFA, Richard D. Klemm, Ph.D., CFA and Trevor M. Polischuk, Ph.D., each of OrbiMed Advisors LLC

% Average Annual Total Returns	Inception Date	Six Months	One Year	Five Years	Ten Years	Since Inception
Class A at NAV	07/26/1985	8.76%	19.03%	10.12%	9.51%	—
Class A with 5.75% Maximum Sales Charge	—	2.53	12.17	8.83	8.86	—
Class B at NAV	09/23/1996	8.29	18.15	9.31	8.70	—
Class B with 5% Maximum Sales Charge	—	3.57	13.15	9.03	8.70	—
Class C at NAV	01/05/1998	8.44	18.20	9.32	8.69	—
Class C with 1% Maximum Sales Charge	—	7.50	17.20	9.32	8.69	—
Class I at NAV	10/01/2009	8.87	19.31	—	—	12.02%
Class R at NAV	09/08/2003	8.59	18.67	9.85	—	6.69
MSCI World Health Care Index	—	13.15%	21.89%	7.21%	8.17%	—
S&P 500 Index	—	8.95	13.46	4.94	8.23	—

% Total Annual Operating Expense Ratios[3]		Class A	Class B	Class C	Class I	Class R
		1.41%	2.16%	2.16%	1.16%	1.66%

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to www.eatonvance.com.

2

Eaton Vance

Worldwide Health Sciences Fund

February 28, 2013

Fund Profile4

Top 10 Holdings (% of net assets)5

Roche Holding AG PC	8.3%
Sanofi	5.2
Pfizer, Inc.	5.0
Gilead Sciences, Inc.	4.8
HCA Holdings, Inc.	4.0
Amgen, Inc.	3.2
Mylan, Inc.	3.1
Merck & Co., Inc.	3.1
Bristol-Myers Squibb Co.	2.8
Incyte Corp.	2.8
Total	42.3%

See Endnotes and Additional Disclosures in this report.

3

Eaton Vance

Worldwide Health Sciences Fund

February 28, 2013

Endnotes and Additional Disclosures

[1]

MSCI World Health Care Index is an unmanaged index of health care sector equities within the MSCI World Index. MSCI indices are net of foreign withholding taxes. Source: MSCI. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder. S&P 500 Index is an unmanaged index of large-cap stocks commonly used as a measure of U.S. stock market performance. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

[3]	Source: Fund prospectus.

[4]	Fund invests in an affiliated investment company (Portfolio) with the same objective(s) and policies as the Fund. References to investments are to the Portfolio’s holdings.

[5]	Excludes cash and cash equivalents.

Fund profile subject to change due to active management.

4

Eaton Vance

Worldwide Health Sciences Fund

February 28, 2013

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2012 – February 28, 2013).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (9/1/12)	Ending Account Value (2/28/13)	Expenses Paid During Period* (9/1/12 – 2/28/13)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,087.60	$7.45	1.44%
Class B	$1,000.00	$1,082.90	$11.31	2.19%
Class C	$1,000.00	$1,084.40	$11.32	2.19%
Class I	$1,000.00	$1,088.70	$6.16	1.19%
Class R	$1,000.00	$1,085.90	$8.74	1.69%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,017.70	$7.20	1.44%
Class B	$1,000.00	$1,013.90	$10.94	2.19%
Class C	$1,000.00	$1,013.90	$10.94	2.19%
Class I	$1,000.00	$1,018.90	$5.96	1.19%
Class R	$1,000.00	$1,016.40	$8.45	1.69%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on August 31, 2012. The Example reflects the expenses of both the Fund and the Portfolio.

5

Eaton Vance

Worldwide Health Sciences Fund

February 28, 2013

Statement of Assets and Liabilities (Unaudited)

Assets	February 28, 2013
Investment in Worldwide Health Sciences Portfolio, at value (identified cost, $782,615,903)	$1,012,093,545
Receivable for Fund shares sold	671,740
Total assets	$1,012,765,285

Liabilities
Payable for Fund shares redeemed	$2,589,329
Payable to affiliates:
Administration fee	115,266
Distribution and service fees	315,856
Accrued expenses	459,355
Total liabilities	$3,479,806
Net Assets	$1,009,285,479

Sources of Net Assets
Paid-in capital	$791,061,970
Accumulated net realized gain from Portfolio	3,875,385
Accumulated distributions in excess of net investment income	(15,129,518)
Net unrealized appreciation from Portfolio	229,477,642
Total	$1,009,285,479

Class A Shares
Net Assets	$687,695,990
Shares Outstanding	72,142,134
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$9.53
Maximum Offering Price Per Share
(100 ÷ 94.25 of net asset value per share)	$10.11

Class B Shares
Net Assets	$28,886,620
Shares Outstanding	2,934,553
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$9.84

Class C Shares
Net Assets	$200,295,311
Shares Outstanding	20,426,808
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$9.81

Class I Shares
Net Assets	$66,339,874
Shares Outstanding	6,908,863
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$9.60

Class R Shares
Net Assets	$26,067,684
Shares Outstanding	2,611,059
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$9.98

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

6	See Notes to Financial Statements.

Eaton Vance

Worldwide Health Sciences Fund

February 28, 2013

Statement of Operations (Unaudited)

Investment Income	Six Months Ended February 28, 2013
Dividends allocated from Portfolio (net of foreign taxes, $279,273)	$9,151,104
Interest allocated from Portfolio	7,587
Expenses allocated from Portfolio	(4,196,676)
Total investment income	$4,962,015

Expenses
Administration fee	$746,170
Distribution and service fees
Class A	843,801
Class B	160,767
Class C	988,187
Class R	64,602
Trustees’ fees and expenses	250
Custodian fee	15,193
Transfer and dividend disbursing agent fees	799,625
Legal and accounting services	26,671
Printing and postage	79,475
Registration fees	39,475
Miscellaneous	10,263
Total expenses	$3,774,479

Net investment income	$1,187,536

Realized and Unrealized Gain (Loss) from Portfolio
Net realized gain (loss) —
Investment transactions	$13,872,957
Foreign currency transactions	(342,712)
Net realized gain	$13,530,245
Change in unrealized appreciation (depreciation) —
Investments	$67,827,346
Foreign currency	71,161
Net change in unrealized appreciation (depreciation)	$67,898,507

Net realized and unrealized gain	$81,428,752

Net increase in net assets from operations	$82,616,288

7	See Notes to Financial Statements.

Eaton Vance

Worldwide Health Sciences Fund

February 28, 2013

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended February 28, 2013 (Unaudited)	Year Ended August 31, 2012
From operations —
Net investment income	$1,187,536	$3,942,989
Net realized gain from investment and foreign currency transactions	13,530,245	107,403,791
Net change in unrealized appreciation (depreciation) from investments and foreign currency	67,898,507	35,181,270
Net increase in net assets from operations	$82,616,288	$146,528,050
Distributions to shareholders —
From net investment income
Class A	$(14,761,296)	$—
Class B	(357,881)	—
Class C	(2,798,251)	—
Class I	(1,529,837)	—
Class R	(453,047)	—
From net realized gain
Class A	(79,467,643)	(60,635,180)
Class B	(3,679,324)	(4,867,348)
Class C	(22,904,684)	(17,550,307)
Class I	(7,412,631)	(5,043,051)
Class R	(2,795,552)	(2,079,648)
Total distributions to shareholders	$(136,160,146)	$(90,175,534)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$33,908,298	$68,916,581
Class B	838,769	1,888,956
Class C	10,836,232	10,941,041
Class I	14,398,511	19,672,218
Class R	4,636,585	8,859,909
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	85,639,425	54,312,394
Class B	3,558,806	4,244,744
Class C	19,757,441	13,242,560
Class I	5,829,391	2,787,121
Class R	2,883,691	1,839,583
Cost of shares redeemed
Class A	(86,612,789)	(177,680,615)
Class B	(3,239,411)	(10,152,575)
Class C	(21,496,562)	(35,636,230)
Class I	(13,268,517)	(16,771,052)
Class R	(7,783,350)	(9,125,054)
Net asset value of shares exchanged
Class A	7,129,747	29,502,565
Class B	(7,129,747)	(29,502,565)
Net increase (decrease) in net assets from Fund share transactions	$49,886,520	$(62,660,419)

Net decrease in net assets	$(3,657,338)	$(6,307,903)

Net Assets
At beginning of period	$1,012,942,817	$1,019,250,720
At end of period	$1,009,285,479	$1,012,942,817

Accumulated undistributed (distributions in excess of) net investment income included in net assets
At end of period	$(15,129,518)	$3,583,258

8	See Notes to Financial Statements.

Eaton Vance

Worldwide Health Sciences Fund

February 28, 2013

Financial Highlights

	Class A
	Six Months Ended February 28, 2013 (Unaudited)		Year Ended August 31,
			2012	2011		2010	2009	2008
Net asset value — Beginning of period	$10.200		$9.680	$9.110		$8.730	$10.900	$11.950

Income (Loss) From Operations
Net investment income (loss)(1)	$0.020		$0.055	$0.010	(2)	$(0.086)	$(0.087)	$(0.033)
Net realized and unrealized gain (loss)	0.781		1.369	1.170		0.473	(0.737)	0.783

Total income (loss) from operations	$0.801		$1.424	$1.180		$0.387	$(0.824)	$0.750

Less Distributions
From net investment income	$(0.230)		$—	$—		$—	$—	$—
From net realized gain	(1.241)		(0.904)	(0.610)		(0.007)	(1.346)	(1.800)

Total distributions	$(1.471)		$(0.904)	$(0.610)		$(0.007)	$(1.346)	$(1.800)

Redemption fees(1)(3)	$—		$—	$0.000	(4)	$0.000 (4)	$0.000 (4)	$0.000	(4)

Net asset value — End of period	$9.530		$10.200	$9.680		$9.110	$8.730	$10.900

Total Return(5)	8.76	%(6)	16.22%	13.16%		4.44%	(6.40)%	6.86%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$687,696		$685,275	$671,124		$679,193	$734,686	$1,031,342
Ratios (as a percentage of average daily net assets):
Expenses(7)(8)	1.44	%(9)	1.47%	1.96	%(10)	2.07%	2.11%	1.52	%(10)
Net investment income (loss)	0.40	%(9)	0.58%	0.10	%(2)	(0.94)%	(1.03)%	(0.31)%
Portfolio Turnover of the Portfolio	22	%(6)	63%	43%		48%	54%	69%

(1)	Computed using average shares outstanding.

(2)

Net investment income per share reflects special dividends allocated from the Portfolio which amounted to $0.066 per share. Excluding special dividends, the ratio of net investment income (loss) to average daily net assets would have been (0.57)%.

(3)	Redemption fees were discontinued as of January 1, 2011.

(4)	Amount is less than $0.0005.

(5)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(6)	Not annualized.

(7)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(8)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(9)	Annualized.

(10)

The investment adviser of the Portfolio waived a portion of its investment adviser fee (equal to 0.06% of average daily net assets for the year ended August 31, 2011 and less than 0.01% of average daily net assets for the year ended August 31, 2008).

9	See Notes to Financial Statements.

Eaton Vance

Worldwide Health Sciences Fund

February 28, 2013

Financial Highlights — continued

	Class B
	Six Months Ended February 28, 2013 (Unaudited)		Year Ended August 31,
			2012	2011		2010	2009	2008
Net asset value — Beginning of period	$10.420		$9.930	$9.400		$9.070	$11.340	$12.450

Income (Loss) From Operations
Net investment loss(1)	$(0.017)		$(0.026)	$(0.055	)(2)	$(0.161)	$(0.158)	$(0.118)
Net realized and unrealized gain (loss)	0.799		1.420	1.195		0.498	(0.766)	0.808

Total income (loss) from operations	$0.782		$1.394	$1.140		$0.337	$(0.924)	$0.690

Less Distributions
From net investment income	$(0.121)		$—	$—		$—	$—	$—
From net realized gain	(1.241)		(0.904)	(0.610)		(0.007)	(1.346)	(1.800)

Total distributions	$(1.362)		$(0.904)	$(0.610)		$(0.007)	$(1.346)	$(1.800)

Redemption fees(1)(3)	$—		$—	$0.000	(4)	$0.000 (4)	$0.000 (4)	$0.000	(4)

Net asset value — End of period	$9.840		$10.420	$9.930		$9.400	$9.070	$11.340

Total Return(5)	8.29	%(6)	15.46%	12.30%		3.72%	(7.10)%	6.03%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$28,887		$36,333	$68,487		$98,854	$182,893	$321,888
Ratios (as a percentage of average daily net assets):
Expenses(7)(8)	2.19	%(9)	2.22%	2.71	%(10)	2.82%	2.86%	2.27	%(10)
Net investment loss	(0.33	)%(9)	(0.26)%	(0.54	)%(2)	(1.71)%	(1.79)%	(1.06)%
Portfolio Turnover of the Portfolio	22	%(6)	63%	43%		48%	54%	69%

(1)	Computed using average shares outstanding.

(2)

Net investment loss per share reflects special dividends allocated from the Portfolio which amounted to $0.079 per share. Excluding special dividends, the ratio of net investment loss to average daily net assets would have been (1.32)%.

(3)	Redemption fees were discontinued as of January 1, 2011.

(4)	Amount is less than $0.0005.

(5)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(6)	Not annualized.

(7)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(8)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(9)	Annualized.

(10)

The investment adviser of the Portfolio waived a portion of its investment adviser fee (equal to 0.06% of average daily net assets for the year ended August 31, 2011 and less than 0.01% of average daily net assets for the year ended August 31, 2008).

10	See Notes to Financial Statements.

Eaton Vance

Worldwide Health Sciences Fund

February 28, 2013

Financial Highlights — continued

	Class C
	Six Months Ended February 28, 2013 (Unaudited)		Year Ended August 31,
			2012	2011		2010	2009	2008
Net asset value — Beginning of period	$10.410		$9.930	$9.400		$9.070	$11.350	$12.450

Income (Loss) From Operations
Net investment loss(1)	$(0.018)		$(0.017)	$(0.065	)(2)	$(0.160)	$(0.157)	$(0.118)
Net realized and unrealized gain (loss)	0.811		1.401	1.205		0.497	(0.777)	0.818

Total income (loss) from operations	$0.793		$1.384	$1.140		$0.337	$(0.934)	$0.700

Less Distributions
From net investment income	$(0.152)		$—	$—		$—	$—	$—
From net realized gain	(1.241)		(0.904)	(0.610)		(0.007)	(1.346)	(1.800)

Total distributions	$(1.393)		$(0.904)	$(0.610)		$(0.007)	$(1.346)	$(1.800)

Redemption fees(1)(3)	$—		$—	$0.000	(4)	$0.000 (4)	$0.000 (4)	$0.000	(4)

Net asset value — End of period	$9.810		$10.410	$9.930		$9.400	$9.070	$11.350

Total Return(5)	8.44	%(6)	15.35%	12.30%		3.72%	(7.18)%	6.12%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$200,295		$201,008	$202,021		$210,624	$237,891	$298,695
Ratios (as a percentage of average daily net assets):
Expenses(7)(8)	2.19	%(9)	2.22%	2.71	%(10)	2.82%	2.86%	2.27	%(10)
Net investment loss	(0.35	)%(9)	(0.17)%	(0.64	)%(2)	(1.69)%	(1.80)%	(1.06)%
Portfolio Turnover of the Portfolio	22	%(6)	63%	43%		48%	54%	69%

(1)	Computed using average shares outstanding.

(2)

Net investment loss per share reflects special dividends allocated from the Portfolio which amounted to $0.070 per share. Excluding special dividends, the ratio of net investment loss to average daily net assets would have been (1.32)%.

(3)	Redemption fees were discontinued as of January 1, 2011.

(4)	Amount is less than $0.0005.

(5)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(6)	Not annualized.

(7)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(8)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(9)	Annualized.

(10)

The investment adviser of the Portfolio waived a portion of its investment adviser fee (equal to 0.06% of average daily net assets for the year ended August 31, 2011 and less than 0.01% of average daily net assets for the year ended August 31, 2008).

11	See Notes to Financial Statements.

Eaton Vance

Worldwide Health Sciences Fund

February 28, 2013

Financial Highlights — continued

	Class I
	Six Months Ended February 28, 2013 (Unaudited)		Year Ended August 31,			Period Ended August 31, 2010(1)
			2012	2011
Net asset value — Beginning of period	$10.280		$9.720	$9.120		$8.920

Income (Loss) From Operations
Net investment income (loss)(2)	$0.033		$0.082	$0.025	(3)	$(0.053)
Net realized and unrealized gain	0.784		1.382	1.185		0.260

Total income from operations	$0.817		$1.464	$1.210		$0.207

Less Distributions
From net investment income	$(0.256)		$—	$—		$—
From net realized gain	(1.241)		(0.904)	(0.610)		(0.007)

Total distributions	$(1.497)		$(0.904)	$(0.610)		$(0.007)

Redemption fees(2)(4)	$—		$—	$0.000	(5)	$0.000	(5)

Net asset value — End of period	$9.600		$10.280	$9.720		$9.120

Total Return(6)	8.87	%(7)	16.59%	13.48%		2.32	%(7)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$66,340		$62,857	$53,255		$38,988
Ratios (as a percentage of average daily net assets):
Expenses(8)(9)	1.19	%(10)	1.22%	1.71	%(11)	1.82	%(10)
Net investment income (loss)	0.66	%(10)	0.86%	0.25	%(3)	(0.63	)%(10)
Portfolio Turnover of the Portfolio	22	%(7)	63%	43%		48	%(12)

(1)	For the period from the commencement of operations, October 1, 2009, to August 31, 2010.

(2)	Computed using average shares outstanding.

(3)

Net investment income per share reflects special dividends allocated from the Portfolio which amounted to $0.058 per share. Excluding special dividends, the ratio of net investment income (loss) to average daily net assets would have been (0.33)%.

(4)	Redemption fees were discontinued as of January 1, 2011.

(5)	Amount is less than $0.0005.

(6)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(7)	Not annualized.

(8)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(9)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(10)	Annualized.

(11)	The investment adviser of the Portfolio waived a portion of its investment adviser fee (equal to 0.06% of average daily net assets for the year ended August 31, 2011).

(12)	For the Portfolio’s year ended August 31, 2010.

12	See Notes to Financial Statements.

Eaton Vance

Worldwide Health Sciences Fund

February 28, 2013

Financial Highlights — continued

	Class R
	Six Months Ended February 28, 2013 (Unaudited)		Year Ended August 31,
			2012	2011		2010	2009	2008
Net asset value — Beginning of period	$10.600		$10.040	$9.450		$9.080	$11.300	$12.350

Income (Loss) From Operations
Net investment income (loss)(1)	$0.008		$0.035	$(0.026	)(2)	$(0.111)	$(0.113)	$(0.061)
Net realized and unrealized gain (loss)	0.814		1.429	1.226		0.488	(0.761)	0.811

Total income (loss) from operations	$0.822		$1.464	$1.200		$0.377	$(0.874)	$0.750

Less Distributions
From net investment income	$(0.201)		$—	$—		$—	$—	$—
From net realized gain	(1.241)		(0.904)	(0.610)		(0.007)	(1.346)	(1.800)

Total distributions	$(1.442)		$(0.904)	$(0.610)		$(0.007)	$(1.346)	$(1.800)

Redemption fees(1)(3)	$—		$—	$0.000	(4)	$0.000 (4)	$0.000 (4)	$0.000	(4)

Net asset value — End of period	$9.980		$10.600	$10.040		$9.450	$9.080	$11.300

Total Return(5)	8.59	%(6)	16.02%	12.88%		4.16%	(6.63)%	6.62%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$26,068		$27,469	$24,364		$17,461	$13,508	$10,386
Ratios (as a percentage of average daily net assets):
Expenses(7)(8)	1.69	%(9)	1.72%	2.21	%(10)	2.32%	2.36%	1.77	%(10)
Net investment income (loss)	0.16	%(9)	0.35%	(0.25	)%(2)	(1.17)%	(1.30)%	(0.55)%
Portfolio Turnover of the Portfolio	22	%(6)	63%	43%		48%	54%	69%

(1)	Computed using average shares outstanding.

(2)

Net investment loss per share reflects special dividends allocated from the Portfolio which amounted to $0.058 per share. Excluding special dividends, the ratio of net investment loss to average daily net assets would have been (0.82)%.

(3)	Redemption fees were discontinued as of January 1, 2011.

(4)	Amount is less than $0.0005.

(5)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(6)	Not annualized.

(7)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(8)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(9)	Annualized.

(10)

The investment adviser of the Portfolio waived a portion of its investment adviser fee (equal to 0.06% of average daily net assets for the year ended August 31, 2011 and less than 0.01% of average daily net assets for the year ended August 31, 2008).

13	See Notes to Financial Statements.

Eaton Vance

Worldwide Health Sciences Fund

February 28, 2013

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Worldwide Health Sciences Fund (the Fund) is a diversified series of Eaton Vance Growth Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers five classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I and Class R shares are sold at net asset value and are not subject to a sales charge. Class B shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Beginning January 1, 2012, Class B shares are only available for purchase upon exchange from another Eaton Vance Fund or through reinvestment of distributions. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests in Worldwide Health Sciences Portfolio (the Portfolio), a Massachusetts business trust, having the same investment objective and policies as the Fund. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (99.7% at February 28, 2013). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

B  Income — The Fund’s net investment income or loss consists of the Fund’s pro-rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund.

C  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of February 28, 2013, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

H  Other — Investment transactions are accounted for on a trade date basis. Dividends to shareholders are recorded on the ex-dividend date.

I  Interim Financial Statements — The interim financial statements relating to February 28, 2013 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

14

Eaton Vance

Worldwide Health Sciences Fund

February 28, 2013

Notes to Financial Statements (Unaudited) — continued

2  Distributions to Shareholders

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

3  Administration Fee and Other Transactions with Affiliates

The administration fee is earned by Eaton Vance Management (EVM) as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.15% of the Fund’s average daily net assets. For the six months ended February 28, 2013, the administration fee amounted to $746,170.

EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of these services. For the six months ended February 28, 2013, EVM earned $44,948 in sub-transfer agent fees. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $39,313 as its portion of the sales charge on sales of Class A shares for the six months ended February 28, 2013. EVD also received distribution and service fees from Class A, Class B, Class C and Class R shares (see Note 4) and contingent deferred sales charges (see Note 5).

Trustees and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the administration fee. Certain officers and Trustees of the Fund and the Portfolio are officers of EVM.

4  Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended February 28, 2013 amounted to $843,801 for Class A shares.

The Fund also has in effect distribution plans for Class B shares (Class B Plan), Class C shares (Class C Plan) and Class R shares (Class R Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class B and Class C Plans, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 5% and 6.25% of the aggregate amount received by the Fund for Class B and Class C shares sold, respectively, plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD of each respective class, reduced by the aggregate amount of contingent deferred sales charges (see Note 5) and amounts theretofore paid or payable to EVD by each respective class. For the six months ended February 28, 2013, the Fund paid or accrued to EVD $120,575 and $741,140 for Class B and Class C shares, respectively, representing 0.75% (annualized) of the average daily net assets of Class B and Class C shares. At February 28, 2013, the amounts of Uncovered Distribution Charges of EVD calculated under the Class B and Class C Plans were approximately $9,272,000 and $63,924,000, respectively.

The Class R Plan requires the Fund to pay EVD an amount up to 0.50% per annum of its average daily net assets attributable to Class R shares for providing ongoing distribution services and facilities to the Fund. The Trustees of the Trust have currently limited Class R distribution payments to 0.25% per annum of the average daily net assets attributable to Class R shares. For the six months ended February 28, 2013, the Fund paid or accrued to EVD $32,301 for Class R shares.

Pursuant to the Class B, Class C and Class R Plans, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD and, as such, are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. Service fees paid or accrued for the six months ended February 28, 2013 amounted to $40,192, $247,047 and $32,301 for Class B, Class C and Class R shares, respectively.

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. The CDSC for Class B shares is imposed at declining rates that begin

15

Eaton Vance

Worldwide Health Sciences Fund

February 28, 2013

Notes to Financial Statements (Unaudited) — continued

at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares are subject to a 1% CDSC if redeemed within one year of purchase. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSCs received on Class B and Class C redemptions are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Fund’s Class B and Class C Plans. CDSCs received on Class B and Class C redemptions when no Uncovered Distribution Charges exist are credited to the Fund. For the six months ended February 28, 2013, the Fund was informed that EVD received approximately $1,000, $16,000 and $3,000 of CDSCs paid by Class A, Class B and Class C shareholders, respectively.

6  Investment Transactions

For the six months ended February 28, 2013, increases and decreases in the Fund’s investment in the Portfolio aggregated $1,660,538 and $91,648,950, respectively.

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Six Months Ended February 28, 2013 (Unaudited)	Year Ended August 31, 2012

Sales	3,500,128	7,229,336
Issued to shareholders electing to receive payments of distributions in Fund shares	9,547,316	6,185,922
Redemptions	(8,779,093)	(18,693,143)
Exchange from Class B shares	716,832	3,100,750

Net increase (decrease)	4,985,183	(2,177,135)

Class B	Six Months Ended February 28, 2013 (Unaudited)	Year Ended August 31, 2012

Sales	84,503	195,426
Issued to shareholders electing to receive payments of distributions in Fund shares	383,492	471,115
Redemptions	(321,856)	(1,047,410)
Exchange to Class A shares	(698,791)	(3,028,255)

Net decrease	(552,652)	(3,409,124)

Class C	Six Months Ended February 28, 2013 (Unaudited)	Year Ended August 31, 2012

Sales	1,113,722	1,147,540
Issued to shareholders electing to receive payments of distributions in Fund shares	2,138,251	1,469,762
Redemptions	(2,125,599)	(3,661,569)

Net increase (decrease)	1,126,374	(1,044,267)

16

Eaton Vance

Worldwide Health Sciences Fund

February 28, 2013

Notes to Financial Statements (Unaudited) — continued

Class I	Six Months Ended February 28, 2013 (Unaudited)	Year Ended August 31, 2012

Sales	1,458,154	2,070,855
Issued to shareholders electing to receive payments of distributions in Fund shares	645,558	315,643
Redemptions	(1,308,499)	(1,749,820)

Net increase	795,213	636,678

Class R	Six Months Ended February 28, 2013 (Unaudited)	Year Ended August 31, 2012

Sales	457,735	887,409
Issued to shareholders electing to receive payments of distributions in Fund shares	306,776	201,267
Redemptions	(744,511)	(923,113)

Net increase	20,000	165,563

17

Worldwide Health Sciences Portfolio

February 28, 2013

Portfolio of Investments (Unaudited)

Common Stocks — 99.25%

Security	Shares	Value	Percentage of Net Assets

Major Capitalization – Europe — 18.49%(1)
Actelion, Ltd.(2)	407,300	$20,963,286	2.06%
Elan Corp. PLC ADR(2)	590,000	6,690,600	0.66
Novartis AG	341,000	23,091,867	2.27
Roche Holding AG PC	367,000	83,972,598	8.27
Sanofi	562,000	53,074,008	5.23

		$187,792,359	18.49%

Major Capitalization – Far East — 3.91%(1)
Mitsubishi Tanabe Pharma Corp.	1,433,000	$20,312,880	2.00%
Ono Pharmaceutical Co., Ltd.	365,000	19,370,170	1.91

		$39,683,050	3.91%

Major Capitalization – North America — 52.64%(1)
Abbott Laboratories	688,000	$23,247,520	2.29%
AbbVie, Inc.	688,000	25,400,960	2.50
Aetna, Inc.	150,000	7,078,500	0.70
Allergan, Inc.	95,000	10,299,900	1.01
Amgen, Inc.	351,000	32,084,910	3.16
Baxter International, Inc.	191,000	12,911,600	1.27
Biogen Idec, Inc.(2)	160,000	26,614,400	2.62
BioMarin Pharmaceutical, Inc.(2)	214,000	12,405,580	1.22
Bristol-Myers Squibb Co.	780,000	28,836,600	2.84
Cigna Corp.	94,000	5,495,240	0.54
Express Scripts Holding Co.(2)	442,000	25,154,220	2.48
Gilead Sciences, Inc.(2)	1,131,000	48,305,010	4.76
HCA Holdings, Inc.	1,100,000	40,799,000	4.02
Humana, Inc.	145,000	9,897,700	0.97
Illumina, Inc.(2)	282,700	14,171,751	1.40
Life Technologies Corp.(2)	316,200	18,380,706	1.81
Merck & Co., Inc.	734,000	31,363,820	3.09
Mylan, Inc.(2)	1,070,000	31,682,700	3.12
Onyx Pharmaceuticals, Inc.(2)	292,000	21,990,520	2.17
Pfizer, Inc.	1,864,000	51,017,680	5.02
Thermo Fisher Scientific, Inc.	162,600	11,999,880	1.18
UnitedHealth Group, Inc.	261,000	13,950,450	1.37
WellPoint, Inc.	250,000	15,545,000	1.53
Zimmer Holdings, Inc.	213,000	15,966,480	1.57

		$534,600,127	52.64%

Small & Mid Capitalization – Europe — 0.67%(1)
Given Imaging, Ltd.(2)	430,000	$6,815,500	0.67%

		$6,815,500	0.67%

Security	Shares	Value	Percentage of Net Assets

Small & Mid Capitalization – Far East — 9.32%(1)
Biosensors International Group, Ltd.(2)	13,628,000	$14,042,848	1.38%
China Shineway Pharmaceutical Group, Ltd.	4,250,000	7,229,548	0.71
Nichi-Iko Pharmaceutical Co., Ltd.	660,000	14,118,196	1.39
Sawai Pharmaceutical Co., Ltd.	230,000	24,946,478	2.46
Shandong Weigao Group Medical Polymer Co., Ltd., Class H	12,500,000	11,628,572	1.15
Towa Pharmaceutical Co., Ltd.	420,000	22,650,910	2.23

		$94,616,552	9.32%

Small & Mid Capitalization – North America — 14.22%(1)
Actavis, Inc.(2)	246,000	$20,949,360	2.06%
Dendreon Corp.(2)	734,800	4,254,492	0.42
Exact Sciences Corp.(2)	907,000	9,686,760	0.95
Impax Laboratories, Inc.(2)	502,900	9,972,507	0.98
Incyte Corp.(2)	1,260,000	27,972,000	2.75
Infinity Pharmaceuticals, Inc.(2)	358,000	14,781,820	1.46
Insulet Corp.(2)	433,300	9,779,581	0.96
MAKO Surgical Corp.(2)	1,048,300	13,407,757	1.32
Medivation, Inc.(2)	180,000	8,845,200	0.87
Neurocrine Biosciences, Inc.(2)	640,200	6,773,316	0.67
OraSure Technologies, Inc.(2)	1,145,000	6,366,200	0.63
Sequenom, Inc.(2)	1,070,000	4,397,700	0.43
Vocera Communications, Inc.(2)	276,000	7,278,120	0.72

		$144,464,813	14.22%

Total Common Stocks (identified cost $778,194,001)		$1,007,972,401	99.25%

Short-Term Investments — 0.64%

Description	Interest (000’s Omitted)	Value	Percentage of Net Assets
Eaton Vance Cash Reserves Fund, LLC, 0.10%(3)	$6,512	$6,511,699	0.64%

Total Short-Term Investments (identified cost $6,511,699)		$6,511,699	0.64%

Total Investments (identified cost $784,705,700)		$1,014,484,100	99.89%

Other Assets, Less Liabilities		$1,129,355	0.11%

Net Assets		$1,015,613,455	100.00%

18	See Notes to Financial Statements.

Worldwide Health Sciences Portfolio

February 28, 2013

Portfolio of Investments (Unaudited) — continued

ADR	–	American Depositary Receipt
PC	–	Participation Certificate

(1)	Major Capitalization is defined as market value of $5 billion or more. Small & Mid Capitalization is defined as market value less than $5 billion.

(2)	Non-income producing security.

(3)

Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of February 28, 2013.

19	See Notes to Financial Statements.

Worldwide Health Sciences Portfolio

February 28, 2013

Statement of Assets and Liabilities (Unaudited)

Assets	February 28, 2013
Unaffiliated investments, at value (identified cost, $778,194,001)	$1,007,972,401
Affiliated investment, at value (identified cost, $6,511,699)	6,511,699
Foreign currency, at value (identified cost, $1,652)	1,596
Dividends receivable	1,224,098
Interest receivable from affiliated investment	448
Tax reclaims receivable	4,127,779
Total assets	$1,019,838,021

Liabilities
Payable for investments purchased	$3,618,476
Payable to affiliates:
Investment adviser fee	243,354
Management fee	268,084
Accrued expenses	94,652
Total liabilities	$4,224,566
Net Assets applicable to investors’ interest in Portfolio	$1,015,613,455

Sources of Net Assets
Investors’ capital	$785,653,784
Net unrealized appreciation	229,959,671
Total	$1,015,613,455

20	See Notes to Financial Statements.

Worldwide Health Sciences Portfolio

February 28, 2013

Statement of Operations (Unaudited)

Investment Income	Six Months Ended February 28, 2013
Dividends (net of foreign taxes, $280,137)	$9,178,274
Interest allocated from affiliated investment	7,607
Expenses allocated from affiliated investment	(738)
Total investment income	$9,185,143

Expenses
Investment adviser fee	$2,220,195
Management fee	1,736,492
Trustees’ fees and expenses	18,830
Custodian fee	160,132
Legal and accounting services	40,806
Miscellaneous	32,177
Total expenses	$4,208,632

Net investment income	$4,976,511

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$13,869,320
Investment transactions allocated from affiliated investment	285
Foreign currency transactions	(343,786)
Net realized gain	$13,525,819
Change in unrealized appreciation (depreciation) —
Investments	$68,106,437
Foreign currency	71,315
Net change in unrealized appreciation (depreciation)	$68,177,752

Net realized and unrealized gain	$81,703,571

Net increase in net assets from operations	$86,680,082

21	See Notes to Financial Statements.

Worldwide Health Sciences Portfolio

February 28, 2013

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended February 28, 2013 (Unaudited)	Year Ended August 31, 2012
From operations —
Net investment income	$4,976,511	$12,330,162
Net realized gain from investment and foreign currency transactions	13,525,819	107,417,840
Net change in unrealized appreciation (depreciation) from investments and foreign currency	68,177,752	35,606,441
Net increase in net assets from operations	$86,680,082	$155,354,443
Capital transactions —
Contributions	$2,323,024	$14,663,224
Withdrawals	(91,887,134)	(177,049,932)
Net decrease in net assets from capital transactions	$(89,564,110)	$(162,386,708)

Net decrease in net assets	$(2,884,028)	$(7,032,265)

Net Assets
At beginning of period	$1,018,497,483	$1,025,529,748
At end of period	$1,015,613,455	$1,018,497,483

22	See Notes to Financial Statements.

Worldwide Health Sciences Portfolio

February 28, 2013

Supplementary Data

	Six Months Ended February 28, 2013 (Unaudited)		Year Ended August 31,
Ratios/Supplemental Data			2012	2011		2010	2009	2008
Ratios (as a percentage of average daily net assets):
Expenses(1)	0.84	%(2)	0.80%	1.21	%(3)	1.32%	1.34%	0.81	%(3)
Net investment income (loss)	0.99	%(2)	1.24%	0.85	%(4)	(0.21)%	(0.28)%	0.39%
Portfolio Turnover	22	%(5)	63%	43%		48%	54%	69%

Total Return	9.08	%(5)	16.99%	14.00%		5.22%	(5.67)%	7.62%

Net assets, end of period (000’s omitted)	$1,015,613		$1,018,497	$1,025,530		$1,048,273	$1,172,489	$1,664,556

(1)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(2)	Annualized.

(3)

The investment adviser waived a portion of its investment adviser fee (equal to 0.06% of average daily net assets for the year ended August 31, 2011 and less than 0.01% of average daily net assets for the year ended August 31, 2008).

(4)	Includes special dividends equal to 0.68% of average daily net assets.

(5)	Not annualized.

23	See Notes to Financial Statements.

Worldwide Health Sciences Portfolio

February 28, 2013

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Worldwide Health Sciences Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is to seek long-term capital growth by investing in a worldwide and diversified portfolio of health sciences companies. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At February 28, 2013, Eaton Vance Worldwide Health Sciences Fund held a 99.7% interest in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Equity securities (including common shares of closed-end investment companies) listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that will use various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Portfolio’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). The value of the Portfolio’s investment in Cash Reserves Fund reflects the Portfolio’s proportionate interest in its net assets. Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities based on available market quotations provided by a third party pricing service.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and any other items of income, gain, loss, deduction or credit.

As of February 28, 2013, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

24

Worldwide Health Sciences Portfolio

February 28, 2013

Notes to Financial Statements (Unaudited) — continued

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Portfolio maintains with SSBT. All credit balances, if any, used to reduce the Portfolio’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

I  Interim Financial Statements — The interim financial statements relating to February 28, 2013 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by OrbiMed Advisors LLC (OrbiMed) as compensation for investment advisory services rendered to the Portfolio. The fee is computed at an annual rate of 0.50% of the Portfolio’s average daily net assets up to $500 million, 0.47% on net assets of $500 million but less than $1 billion, 0.43% on net assets of $1 billion but less than $1.5 billion and at reduced rates on average daily net assets of $1.5 billion or more, and is payable monthly. In addition, OrbiMed’s fee is subject to an upward or downward performance adjustment of up to 0.15% of the average daily net assets of the Portfolio depending on whether, and to what extent, the investment performance of the Portfolio differs by at least one percentage point from the record of the MSCI World Health Care Index over a 36-month performance period, except during the transition period (i.e., the 36-month period ended July 31, 2014). During the transition period, the performance adjustment is based on the blended record of (i) the S&P 500 Index for the period prior to August 1, 2011 and (ii) the MSCI World Health Care Index for the period after August 1, 2011. The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund. For the six months ended February 28, 2013, the Portfolio’s investment adviser fee, net of a downward performance adjustment of $204,717, amounted to $2,220,195 or 0.44% (annualized) of the Portfolio’s average daily net assets.

The management fee is earned by EVM as compensation for administrative, compliance and oversight services rendered to the Portfolio. Pursuant to the management agreement and subsequent fee reduction agreement between the Portfolio and EVM, the fee is computed at an annual rate of 0.375% of the Portfolio’s average daily net assets up to $500 million, 0.32% on net assets of $500 million but less than $1 billion, 0.29% on net assets of $1 billion but less than $1.5 billion and at reduced rates on average daily net assets of $1.5 billion or more. The fee reduction cannot be terminated without the consent of a majority of Trustees and a majority of interest holders of the Portfolio. For the six months ended February 28, 2013, the management fee amounted to $1,736,492 or 0.35% (annualized) of the Portfolio’s average daily net assets.

Officers and Trustees of the Portfolio who are members of OrbiMed’s or EVM’s organizations receive remuneration for their services to the Portfolio out of the investment adviser or management fee. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $219,517,533 and $270,614,341, respectively, for the six months ended February 28, 2013.

25

Worldwide Health Sciences Portfolio

February 28, 2013

Notes to Financial Statements (Unaudited) — continued

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at February 28, 2013, as determined on a federal income tax basis, were as follows:

Aggregate cost	$788,644,568

Gross unrealized appreciation	$245,675,097
Gross unrealized depreciation	(19,835,565)

Net unrealized appreciation	$225,839,532

5  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $600 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.08% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended February 28, 2013.

6  Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker/dealers and issuers than in the United States.

7  Concentration of Risk

As the Portfolio concentrates its investments in the health sciences industry, it will likely be affected by events that adversely affect that industry. The Portfolio has historically held fewer than 60 stocks at any one time; therefore, it is more sensitive to developments affecting particular stocks than would be a more broadly diversified fund. These developments include product obsolescence, the failure of the issuer to develop new products and the expiration of patent rights. The value of the Portfolio’s interests can also be impacted by regulatory activities that affect health sciences companies.

8  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

26

Worldwide Health Sciences Portfolio

February 28, 2013

Notes to Financial Statements (Unaudited) — continued

At February 28, 2013, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total

Common Stocks
Major Capitalization – Europe	$6,690,600	$181,101,759		$—	$187,792,359
Major Capitalization – Far East	—	39,683,050		—	39,683,050
Major Capitalization – North America	534,600,127	—		—	534,600,127
Small & Mid Capitalization – Europe	6,815,500	—		—	6,815,500
Small & Mid Capitalization – Far East	—	94,616,552		—	94,616,552
Small & Mid Capitalization – North America	144,464,813	—		—	144,464,813

Total Common Stocks	$692,571,040	$315,401,361	*	$—	$1,007,972,401

Short-Term Investments	$—	$6,511,699		$—	$6,511,699

Total Investments	$692,571,040	$321,913,060		$—	$1,014,484,100

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Portfolio held no investments or other financial instruments as of August 31, 2012 whose fair value was determined using Level 3 inputs. At February 28, 2013, there were no investments transferred between Level 1 and Level 2 during the six months then ended.

27

Eaton Vance

Worldwide Health Sciences Fund

February 28, 2013

Officers and Trustees

Officers of Eaton Vance Worldwide Health Sciences Fund

Duncan W. Richardson

President

Maureen A. Gemma

Vice President, Secretary and Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Officers of Worldwide Health Sciences Portfolio

Samuel D. Isaly

President

Duncan W. Richardson

Vice President

Maureen A. Gemma

Vice President, Secretary and Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Trustees of Eaton Vance Worldwide Health Sciences Fund and Worldwide Health Sciences Portfolio

Ralph F. Verni

Chairman

Scott E. Eston

Benjamin C. Esty

Thomas E. Faust Jr.*

Allen R. Freedman

William H. Park

Ronald A. Pearlman

Helen Frame Peters

Lynn A. Stout

Harriett Tee Taggart

*	Interested Trustee

28

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

29

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Sponsor and Manager of

Worldwide Health Sciences Portfolio and

Administrator of Eaton Vance Worldwide Health

Sciences Fund

Eaton Vance Management

Two International Place

Boston, MA 02110

Adviser of Worldwide Health Sciences Portfolio

OrbiMed Advisors LLC

601 Lexington Avenue

54th Floor

New York, NY 10022-4629

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

200 Clarendon Street

Boston, MA 02116

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

426-4/13	HSSRC

Eaton Vance

Richard Bernstein All Asset

Strategy Fund

Semiannual Report

February 28, 2013

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report February 28, 2013

Eaton Vance

Richard Bernstein All Asset Strategy Fund

Performance	2

Fund Profile	2

Endnotes and Additional Disclosures	3

Fund Expenses	4

Financial Statements	5

Officers and Trustees	26

Important Notices	27

Eaton Vance

Richard Bernstein All Asset Strategy Fund

February 28, 2013

Performance1,2

Portfolio Manager Richard Bernstein of Richard Bernstein Advisors LLC

% Average Annual Total Returns	Inception Date	Six Months	One Year	Since Inception
Class A at NAV	09/30/2011	4.85%	7.97%	11.45%
Class A with 5.75% Maximum Sales Charge	—	–1.21	1.73	6.88
Class C at NAV	09/30/2011	4.42	7.24	10.59
Class C with 1% Maximum Sales Charge	—	3.42	6.24	10.59
Class I at NAV	09/30/2011	5.02	8.34	11.73
Barclays Capital U.S. Aggregate Index	09/30/2011	0.15%	3.12%	3.62%
MSCI All Country World Index	09/30/2011	10.99	9.29	20.47

% Total Annual Operating Expense Ratios[3]		Class A	Class C	Class I
Gross		2.01%	2.76%	1.76%
Net		1.46	2.21	1.21

Fund Profile

Top 10 Holdings (% of net assets)5,6

iShares iBoxx $ High Yield Corporate Bond Fund[7]	3.5%
SPDR Barclays High Yield Bond ETF	3.5
Consumer Discretionary Select Sector SPDR Fund (The)	3.5
iShares iBoxx $ Investment Grade Corporate Bond Fund[7]	3.3
U.S. Treasury Note, 2.125%, 8/15/21	3.0
U.S. Treasury Note, 2.625%, 8/15/20	2.6
U.S. Treasury Note, 2.00%, 11/15/21	2.2
U.S. Treasury Note, 3.625%, 2/15/21	2.0
Nikkei 225 Index Futures Contracts	1.8
U.S. Treasury Note, 3.125%, 5/15/21	1.8
Total	27.2%

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to www.eatonvance.com.

2

Eaton Vance

Richard Bernstein All Asset Strategy Fund

February 28, 2013

Endnotes and Additional Disclosures

[1]

Barclays Capital U.S. Aggregate Index is an unmanaged index of domestic investment-grade bonds, including corporate, government and mortgage-backed securities. MSCI All Country World Index is an unmanaged free float-adjusted market-capitalization-weighted index designed to measure the equity market performance of developed and emerging markets. MSCI indices are net of foreign withholding taxes. Source: MSCI. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

[3]	Source: Fund prospectus. Net expense ratio reflects a contractual expense reimbursement that continues through 12/31/13. Without the reimbursement, performance would have been lower.

[4]

The Fund may obtain exposure to certain market segments through investments in Exchange-Traded Funds (ETFs). For purposes of the charts, the Fund’s investments in ETFs are included based on the portfolio composition of each ETF.

[5]	Includes derivatives based on their notional value.

[6]	Excludes cash and cash equivalents.

[7]

iShares® is a registered trademark of BlackRock Institutional Trust Company, N.A. Neither BlackRock Institutional Trust Company, N.A. nor the iShares® Funds make any representations regarding the advisability of investing in an iShares fund.

Fund profile subject to change due to active management.

3

Eaton Vance

Richard Bernstein All Asset Strategy Fund

February 28, 2013

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2012 – February 28, 2013).
Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (9/1/12)	Ending Account Value (2/28/13)	Expenses Paid During Period* (9/1/12 – 2/28/13)		Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,048.50	$7.01	**	1.38%
Class C	$1,000.00	$1,044.20	$10.80	**	2.13%
Class I	$1,000.00	$1,050.20	$5.74	**	1.13%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,018.00	$6.90	**	1.38%
Class C	$1,000.00	$1,014.20	$10.64	**	2.13%
Class I	$1,000.00	$1,019.20	$5.66	**	1.13%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on August 31, 2012. The expense ratios do not reflect the expenses incurred indirectly by the Fund as a result of its investments in shares of other investment companies, including Exchange-Traded Funds.

**	Absent an allocation of certain expenses to affiliates, the expenses would be higher.

4

Eaton Vance

Richard Bernstein All Asset Strategy Fund

February 28, 2013

Portfolio of Investments (Unaudited)

Common Stocks — 51.2%

Security	Shares	Value

Aerospace & Defense — 0.5%
Honeywell International, Inc.	1,558	$109,216
Precision Castparts Corp.	387	72,211
United Technologies Corp.	1,643	148,774

		$330,201

Air Freight & Logistics — 0.4%
United Parcel Service, Inc., Class B	3,188	$263,488

		$263,488

Auto Components — 0.5%
Bridgestone Corp.	5,600	$171,861
Compagnie Generale des Etablissements Michelin, Class B	850	75,709
Delphi Automotive PLC(1)	1,504	62,942

		$310,512

Automobiles — 0.6%
Bayerische Motoren Werke AG	1,717	$157,862
Toyota Motor Corp.	4,800	246,526

		$404,388

Beverages — 1.6%
Asahi Group Holdings, Ltd.	5,600	$141,388
Coca-Cola Co. (The)	8,264	319,982
Diageo PLC	5,028	150,771
Kirin Holdings Co., Ltd.	9,000	130,698
PepsiCo, Inc.	3,372	255,496

		$998,335

Biotechnology — 1.0%
Alexion Pharmaceuticals, Inc.(1)	850	$73,729
Amgen, Inc.	2,430	222,126
Biogen Idec, Inc.(1)	841	139,892
Celgene Corp.(1)	1,002	103,386
Gilead Sciences, Inc.(1)	2,946	125,824

		$664,957

Capital Markets — 0.8%
Bank of New York Mellon Corp. (The)	1,733	$47,034
BlackRock, Inc.	213	51,067
Credit Suisse Group AG(1)	1,750	46,651
Franklin Resources, Inc.	337	47,601
Goldman Sachs Group, Inc. (The)	373	55,860

Security	Shares	Value

Capital Markets (continued)
Invesco, Ltd.	1,683	$45,088
Morgan Stanley	2,374	53,534
Northern Trust Corp.	909	48,332
State Street Corp.	943	53,364
T. Rowe Price Group, Inc.	670	47,697

		$496,228

Chemicals — 0.6%
CF Industries Holdings, Inc.	217	$43,580
Ecolab, Inc.	1,884	144,220
LyondellBasell Industries NV, Class A	797	46,720
Monsanto Co.	1,067	107,799
Sherwin-Williams Co. (The)	289	46,700

		$389,019

Commercial Banks — 8.4%
Associated Banc-Corp.	1,189	$17,110
Australia and New Zealand Banking Group, Ltd.	4,584	134,055
Banco Bilbao Vizcaya Argentaria SA	4,785	46,354
Banco Bradesco SA, PFC Shares	4,954	88,398
Bank of Montreal	1,448	90,159
Bank of Nova Scotia (The)	2,156	128,430
Bank of the Ozarks, Inc.	3,483	133,712
Bryn Mawr Bank Corp.	1,186	27,207
Canadian Imperial Bank of Commerce	1,169	94,245
Chemical Financial Corp.	476	11,657
City Holding Co.	2,957	112,129
Columbia Banking System, Inc.	3,179	63,580
Commonwealth Bank of Australia	2,457	168,417
Community Bank System, Inc.	2,106	60,800
DBS Group Holdings, Ltd.	8,000	97,283
F.N.B. Corp.	10,513	119,428
First Commonwealth Financial Corp.	3,968	28,847
First Financial Bancorp	3,240	49,669
First Financial Bankshares, Inc.	2,849	127,065
First Financial Corp.	894	27,491
First Merchants Corp.	1,870	27,807
First Midwest Bancorp, Inc.	14,205	177,562
FirstMerit Corp.	4,036	61,024
Fulton Financial Corp.	2,712	30,781
German American Bancorp, Inc.	1,214	26,417
Glacier Bancorp, Inc.	10,371	180,870
HSBC Holdings PLC	24,285	268,973
Huntington Bancshares, Inc.	2,399	16,865
Lakeland Financial Corp.	1,065	26,327

5	See Notes to Financial Statements.

Eaton Vance

Richard Bernstein All Asset Strategy Fund

February 28, 2013

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Commercial Banks (continued)
MB Financial, Inc.	2,618	$62,073
National Bank of Canada	1,003	76,408
National Penn Bancshares, Inc.	15,501	151,910
Nordea Bank AB	8,827	101,831
Old National Bancorp	11,039	149,027
Oversea-Chinese Banking Corp., Ltd.	12,000	97,598
PacWest Bancorp	3,151	86,117
Park National Corp.	668	44,075
Peoples Bancorp, Inc.	1,268	27,478
PNC Financial Services Group, Inc.	767	47,853
PrivateBancorp, Inc.	1,043	18,680
Royal Bank of Canada	2,317	143,839
S&T Bancorp, Inc.	2,914	52,627
Societe Generale(1)	1,106	42,159
Standard Chartered PLC	1,836	49,837
Sumitomo Mitsui Financial Group, Inc.	2,500	99,773
Susquehanna Bancshares, Inc.	15,528	180,591
Svenska Handelsbanken AB, Class A	1,216	52,708
S.Y. Bancorp, Inc.	1,185	26,840
Taylor Capital Group, Inc.(1)	3,817	63,095
Texas Capital Bancshares, Inc.(1)	3,170	133,964
Toronto-Dominion Bank (The)	1,582	130,165
U.S. Bancorp	1,774	60,281
UMB Financial Corp.	1,836	83,703
Umpqua Holdings Corp.	10,453	131,185
United Bankshares, Inc.	4,166	108,316
United Overseas Bank, Ltd.	6,000	92,157
Wells Fargo & Co.	6,685	234,510
Westpac Banking Corp.	4,794	150,394
Wintrust Financial Corp.	4,353	158,884

		$5,300,740

Commercial Services & Supplies — 0.3%
ADT Corp. (The)	684	$32,757
Covanta Holding Corp.	885	17,310
Heritage-Crystal Clean, Inc.(1)	1,713	25,267
Tetra Tech, Inc.(1)	1,617	46,667
US Ecology, Inc.	1,148	28,551
Waste Connections, Inc.	507	17,344

		$167,896

Communications Equipment — 0.7%
Cisco Systems, Inc.	9,699	$202,224
Motorola Solutions, Inc.	1,873	116,519
QUALCOMM, Inc.	2,162	141,892

		$460,635

Security	Shares	Value

Computers & Peripherals — 0.2%
EMC Corp.(1)	5,357	$123,265

		$123,265

Construction & Engineering — 1.1%
Argan, Inc.	1,382	$23,121
Comfort Systems USA, Inc.	2,286	28,529
Dycom Industries, Inc.(1)	3,605	75,525
EMCOR Group, Inc.	569	21,946
Granite Construction, Inc.	639	19,867
Great Lakes Dredge & Dock Corp.	2,949	28,753
Layne Christensen Co.(1)	1,159	25,486
MasTec, Inc.(1)	2,895	87,111
MYR Group, Inc.(1)	1,210	28,084
Northwest Pipe Co.(1)	1,227	29,301
Orion Marine Group, Inc.(1)	7,402	70,467
Pike Electric Corp.	5,931	82,678
Primoris Services Corp.	1,259	23,606
Quanta Services, Inc.(1)	660	18,744
Tutor Perini Corp.(1)	4,604	78,314
URS Corp.	1,074	45,387

		$686,919

Consumer Finance — 0.4%
American Express Co.	932	$57,924
Capital One Financial Corp.	1,657	84,557
Discover Financial Services	2,393	92,202

		$234,683

Diversified Financial Services — 0.6%
Citigroup, Inc.	2,714	$113,907
ING Groep NV(1)	8,633	69,114
JPMorgan Chase & Co.	3,796	185,700

		$368,721

Diversified Telecommunication Services — 1.1%
AT&T, Inc.	9,106	$326,996
CenturyLink, Inc.	2,056	71,281
TELUS Corp.	1,980	136,109
Verizon Communications, Inc.	4,235	197,055

		$731,441

Electric Utilities — 1.6%
American Electric Power Co., Inc.	2,765	$129,374
Edison International	2,213	106,290

6	See Notes to Financial Statements.

Eaton Vance

Richard Bernstein All Asset Strategy Fund

February 28, 2013

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Electric Utilities (continued)
NextEra Energy, Inc.	2,657	$190,959
Northeast Utilities	4,750	197,173
PPL Corp.	2,832	87,282
Southern Co. (The)	2,399	107,979
Xcel Energy, Inc.	6,013	172,573

		$991,630

Electrical Equipment — 0.7%
Acuity Brands, Inc.	291	$19,826
AZZ, Inc.	564	25,188
Babcock & Wilcox Co. (The)	1,029	27,804
Encore Wire Corp.	589	19,254
Generac Holdings, Inc.	611	21,049
Global Power Equipment Group, Inc.	2,778	46,615
Hubbell, Inc., Class B	712	66,152
Rockwell Automation, Inc.	601	54,294
Roper Industries, Inc.	1,484	184,921

		$465,103

Electronic Equipment, Instruments & Components — 0.1%
Amphenol Corp., Class A	685	$48,539

		$48,539

Energy Equipment & Services — 0.1%
Cameron International Corp.(1)	976	$62,191

		$62,191

Food & Staples Retailing — 1.2%
Costco Wholesale Corp.	1,115	$112,938
CVS Caremark Corp.	3,024	154,587
Kroger Co. (The)	3,948	115,321
Sysco Corp.	3,059	98,378
Wal-Mart Stores, Inc.	3,391	240,015
Walgreen Co.	1,750	71,645

		$792,884

Food Products — 2.1%
Bunge, Ltd.	2,102	$155,779
Campbell Soup Co.	4,989	205,347
ConAgra Foods, Inc.	2,877	98,135
General Mills, Inc.	2,468	114,145
Hershey Co. (The)	2,465	205,433
Kellogg Co.	2,368	143,264

Security	Shares	Value

Food Products (continued)
Kraft Foods Group, Inc.	654	$31,699
Nestle SA	4,972	347,098

		$1,300,900

Health Care Equipment & Supplies — 1.0%
Baxter International, Inc.	1,933	$130,671
Covidien PLC	1,278	81,242
Intuitive Surgical, Inc.(1)	150	76,484
Medtronic, Inc.	4,670	209,963
Zimmer Holdings, Inc.	1,721	129,006

		$627,366

Health Care Providers & Services — 1.4%
AmerisourceBergen Corp.	2,299	$108,513
Cardinal Health, Inc.	2,318	107,115
Cigna Corp.	2,000	116,920
DaVita HealthCare Partners, Inc.(1)	1,113	133,137
McKesson Corp.	1,534	162,803
UnitedHealth Group, Inc.	2,899	154,952
WellPoint, Inc.	1,500	93,270

		$876,710

Hotels, Restaurants & Leisure — 0.6%
Carnival Corp.	3,463	$123,871
Compass Group PLC	13,959	169,121
Marriott International, Inc., Class A	1,557	61,424

		$354,416

Household Products — 1.4%
Colgate-Palmolive Co.	1,401	$160,317
Kimberly-Clark Corp.	1,936	182,526
Procter & Gamble Co.	5,077	386,766
Reckitt Benckiser Group PLC	2,535	169,994

		$899,603

Industrial Conglomerates — 1.1%
3M Co.	2,547	$264,888
General Electric Co.	18,228	423,254

		$688,142

Insurance — 1.9%
ACE, Ltd.	540	$46,111
Aflac, Inc.	1,768	88,312
Allianz SE	804	109,614

7	See Notes to Financial Statements.

Eaton Vance

Richard Bernstein All Asset Strategy Fund

February 28, 2013

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Insurance (continued)
Allstate Corp. (The)	1,066	$49,057
Aon PLC	1,407	85,954
Assicurazioni Generali SpA	4,495	72,523
AXA SA	4,509	78,003
Berkshire Hathaway, Inc., Class B(1)	1,374	140,368
Chubb Corp.	563	47,309
Loews Corp.	1,054	45,438
Manulife Financial Corp.	3,269	48,500
Marsh & McLennan Cos., Inc.	1,253	46,536
Muenchener Rueckversicherungs-Gesellschaft AG	518	92,918
Power Financial Corp.	1,574	45,530
Prudential Financial, Inc.	842	46,790
Prudential PLC	5,462	81,071
Swiss Reinsurance Co., Ltd.	596	47,672
Travelers Companies, Inc. (The)	584	46,965

		$1,218,671

Internet Software & Services — 0.3%
eBay, Inc.(1)	2,117	$115,758
Yahoo! Inc.(1)	4,036	86,007

		$201,765

IT Services — 2.7%
Accenture PLC, Class A	2,069	$153,851
Automatic Data Processing, Inc.	3,564	218,687
Cognizant Technology Solutions Corp., Class A(1)	721	55,351
Fidelity National Information Services, Inc.	2,617	98,530
Fiserv, Inc.(1)	2,365	194,190
International Business Machines Corp.	1,881	377,761
MasterCard, Inc., Class A	292	151,204
Paychex, Inc.	5,707	188,902
Visa, Inc., Class A	1,539	244,147

		$1,682,623

Leisure Equipment & Products — 0.2%
Mattel, Inc.	3,156	$128,607

		$128,607

Life Sciences Tools & Services — 0.1%
Thermo Fisher Scientific, Inc.	1,126	$83,099

		$83,099

Machinery — 1.0%
American Railcar Industries, Inc.	598	$26,097
Deere & Co.	1,399	122,874

Security	Shares	Value

Machinery (continued)
FreightCar America, Inc.	2,871	$60,377
Greenbrier Cos., Inc.(1)	1,021	20,675
Ingersoll-Rand PLC	1,720	90,558
L.B. Foster Co., Class A	524	23,140
Mueller Industries, Inc.	477	25,367
Oshkosh Corp.(1)	774	29,845
Pentair, Ltd.	328	17,473
RBC Bearings, Inc.(1)	1,144	57,017
Titan International, Inc.	2,951	62,296
Trimas Corp.(1)	767	22,005
Trinity Industries, Inc.	647	27,976
Wabash National Corp.(1)	2,437	23,249

		$608,949

Media — 1.8%
British Sky Broadcasting Group PLC	8,468	$108,970
Liberty Media Corp.(1)	914	98,712
Naspers, Ltd., Class N	2,037	131,536
Omnicom Group, Inc.	1,840	105,855
Pearson PLC	6,894	120,621
Reed Elsevier PLC	11,204	120,140
SES SA	5,885	180,972
Starz(1)	455	8,445
Thomson Reuters Corp.	5,803	177,311
Time Warner Cable, Inc.	958	82,762

		$1,135,324

Metals & Mining — 0.3%
Newmont Mining Corp.	2,243	$90,371
Nucor Corp.	1,769	79,693

		$170,064

Multi-Utilities — 0.9%
Consolidated Edison, Inc.	1,651	$97,409
Dominion Resources, Inc.	2,992	167,552
DTE Energy Co.	2,989	199,665
Sempra Energy	1,434	111,508

		$576,134

Multiline Retail — 0.4%
Marks & Spencer Group PLC	21,222	$119,148
Nordstrom, Inc.	2,459	133,327

		$252,475

8	See Notes to Financial Statements.

Eaton Vance

Richard Bernstein All Asset Strategy Fund

February 28, 2013

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Oil, Gas & Consumable Fuels — 1.4%
Anadarko Petroleum Corp.	914	$72,736
ConocoPhillips	4,208	243,854
EOG Resources, Inc.	555	69,769
Hess Corp.	239	15,894
Husky Energy, Inc.	1,965	60,422
Kinder Morgan, Inc.	3,583	132,822
Marathon Oil Corp.	2,045	68,507
Noble Energy, Inc.	650	72,039
Phillips 66	184	11,585
Suncor Energy, Inc.	1,476	44,727
Valero Energy Corp.	1,498	68,294

		$860,649

Paper & Forest Products — 0.1%
International Paper Co.	1,176	$51,756

		$51,756

Personal Products — 0.3%
Estee Lauder Cos., Inc. (The), Class A	1,479	$94,804
Kao Corp.	4,100	131,199

		$226,003

Pharmaceuticals — 2.3%
Actavis, Inc.(1)	1,752	$149,200
Allergan, Inc.	1,456	157,860
Astellas Pharma, Inc.	2,700	145,848
Daiichi Sankyo Co., Ltd.	3,400	60,810
Eli Lilly & Co.	2,500	136,650
Johnson & Johnson	3,467	263,873
Mylan, Inc.(1)	4,910	145,385
Novo Nordisk A/S, Class B	721	126,056
Roche Holding AG PC	358	81,913
Sanofi	2,068	195,297

		$1,462,892

Real Estate Investment Trusts (REITs) — 1.4%
American Tower Corp.	779	$60,450
AvalonBay Communities, Inc.	743	92,749
Boston Properties, Inc.	916	95,154
HCP, Inc.	2,078	101,573
Land Securities Group PLC	7,288	91,533
Public Storage, Inc.	626	94,657
Unibail-Rodamco SE	398	90,567
Ventas, Inc.	1,453	102,843

Security	Shares	Value

Real Estate Investment Trusts (REITs) (continued)
Vornado Realty Trust	1,136	$91,119
Westfield Group	3,834	43,813

		$864,458

Real Estate Management & Development — 0.2%
Mitsubishi Estate Co., Ltd.	4,000	$99,717

		$99,717

Road & Rail — 0.4%
Union Pacific Corp.	1,848	$253,379

		$253,379

Software — 1.0%
Intuit, Inc.	3,143	$202,661
Oracle Corp.	9,829	336,741
salesforce.com, inc.(1)	557	94,256

		$633,658

Specialty Retail — 0.1%
Industria de Diseno Textil SA	700	$93,579

		$93,579

Textiles, Apparel & Luxury Goods — 1.2%
Adidas AG	2,175	$197,689
Christian Dior SA	510	84,915
Compagnie Financiere Richemont SA, Class A	1,571	126,008
Luxottica Group SpA	1,271	59,292
LVMH Moet Hennessy Louis Vuitton SA	981	168,341
Swatch Group, Ltd. (The)	1,030	104,554

		$740,799

Thrifts & Mortgage Finance — 0.8%
Brookline Bancorp, Inc.	15,685	$142,734
Northwest Bancshares, Inc.	13,250	165,492
Oritani Financial Corp.	10,832	159,339
Provident Financial Services, Inc.	4,708	70,573

		$538,138

Tobacco — 1.4%
Altria Group, Inc.	5,905	$198,113
British American Tobacco PLC	3,867	201,174
Imperial Tobacco Group PLC	1,712	61,972

9	See Notes to Financial Statements.

Eaton Vance

Richard Bernstein All Asset Strategy Fund

February 28, 2013

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Tobacco (continued)
Philip Morris International, Inc.	2,582	$236,899
Reynolds American, Inc.	3,867	168,911

		$867,069

Trading Companies & Distributors — 0.1%
Fastenal Co.	994	$51,320

		$51,320

Wireless Telecommunication Services — 0.8%
China Mobile, Ltd.	8,500	$93,337
KDDI Corp.	1,300	97,637
MTN Group, Ltd.	5,942	115,566
Rogers Communications Inc., Class B	2,412	114,560
SoftBank Corp.	2,800	103,708

		$524,808

Total Common Stocks (identified cost $29,160,671)		$32,364,848

U.S. Treasury Obligations — 27.6%

Security	Principal Amount (000’s omitted)	Value
U.S. Treasury Bond:
3.125%, 11/15/41	$134	$135,368
3.125%, 2/15/42	102	102,999
3.50%, 2/15/39	81	88,535
3.75%, 8/15/41	111	126,586
3.875%, 8/15/40	110	128,030
4.25%, 5/15/39	71	88,279
4.25%, 11/15/40	106	131,637
4.375%, 2/15/38	70	88,266
4.375%, 11/15/39	102	128,095
4.375%, 5/15/40	103	129,909
4.375%, 5/15/41	106	134,263
4.50%, 2/15/36	69	88,221
4.50%, 5/15/38	69	88,139
4.50%, 8/15/39	69	88,119
4.625%, 2/15/40	166	217,041
4.75%, 2/15/37	67	88,141
4.75%, 2/15/41	97	129,601
5.00%, 5/15/37	64	87,904
7.875%, 2/15/21	213	317,022
8.125%, 5/15/21	209	316,811
8.125%, 8/15/21	207	317,079

Security	Principal Amount (000’s omitted)	Value

U.S. Treasury Bond: (continued)
8.75%, 5/15/20	$207	$314,498
8.75%, 8/15/20	205	314,936

		$3,649,479

U.S. Treasury Note:
0.50%, 5/31/13	$48	$48,253
0.625%, 7/15/14	48	48,380
0.75%, 3/31/13	48	48,032
0.75%, 12/15/13	48	48,125
0.75%, 6/15/14	48	48,242
1.00%, 7/15/13	48	47,860
1.00%, 5/15/14	48	48,065
1.00%, 8/31/16	26	26,905
1.25%, 2/15/14	47	47,894
1.25%, 9/30/15	26	26,535
1.50%, 6/30/16	26	26,725
1.50%, 8/31/18	26	27,272
1.75%, 3/31/14	47	47,595
1.75%, 7/31/15	107	110,762
1.75%, 5/15/22	285	285,266
1.875%, 6/30/15	25	26,247
2.00%, 1/31/16	25	26,409
2.00%, 11/15/21	1,328	1,366,078
2.125%, 5/31/15	25	26,145
2.125%, 2/29/16	25	26,428
2.125%, 8/15/21	1,814	1,891,691
2.375%, 8/31/14	71	73,098
2.375%, 9/30/14	25	25,857
2.375%, 10/31/14	25	25,897
2.375%, 7/31/17	25	26,679
2.375%, 5/31/18	25	26,896
2.50%, 4/30/15	25	25,999
2.625%, 7/31/14	71	72,921
2.625%, 12/31/14	25	25,889
2.625%, 4/30/16	65	69,667
2.625%, 1/31/18	59	64,379
2.625%, 8/15/20	1,502	1,639,260
2.625%, 11/15/20	489	532,557
2.75%, 11/30/16	86	93,169
2.75%, 5/31/17	104	112,864
2.75%, 12/31/17	24	26,650
2.75%, 2/28/18	24	26,677
2.75%, 2/15/19	298	328,922
2.875%, 3/31/18	24	26,735
3.125%, 10/31/16	88	96,230
3.125%, 4/30/17	179	197,725

10	See Notes to Financial Statements.

Eaton Vance

Richard Bernstein All Asset Strategy Fund

February 28, 2013

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

U.S. Treasury Note: (continued)
3.125%, 5/15/19	$291	$328,304
3.125%, 5/15/21	1,000	1,124,947
3.25%, 6/30/16	24	26,144
3.25%, 7/31/16	54	59,615
3.25%, 12/31/16	24	26,266
3.375%, 11/15/19	286	327,794
3.50%, 5/31/13	46	46,293
3.50%, 5/15/20	754	869,930
3.625%, 8/15/19	392	454,346
3.625%, 2/15/20	870	1,011,160
3.625%, 2/15/21	1,084	1,262,140
3.75%, 11/15/18	280	324,666
4.00%, 2/15/15	24	25,440
4.25%, 11/15/14	24	25,327
4.25%, 8/15/15	23	25,555
4.50%, 2/15/16	23	25,695
4.50%, 5/15/17	22	26,043
5.125%, 5/15/16	22	25,539

		$13,832,184

Total U.S. Treasury Obligations (identified cost $17,349,362)		$17,481,663

Exchange-Traded Funds(2) — 15.1%

Security	Shares	Value

Equity Funds — 4.7%
Consumer Discretionary Select Sector SPDR Fund (The)	43,548	$2,207,013
Vanguard Extended Market ETF	11,330	738,036

		$2,945,049

Corporate Bond Funds — 10.4%
iShares iBoxx $ High Yield Corporate Bond Fund	23,816	$2,239,657
iShares iBoxx $ Investment Grade Corporate Bond Fund	17,438	2,098,314
SPDR Barclays High Yield Bond ETF	54,763	2,238,711

		$6,576,682

Total Exchange-Traded Funds (identified cost $8,804,491)		$9,521,731

Short-Term Investments — 4.6%

Description	Interest (000’s omitted)	Value

Eaton Vance Cash Reserves Fund, LLC, 0.10%(3)	$2,891	$2,891,084

Total Short-Term Investments (identified cost $2,891,084)		$2,891,084

Total Investments — 98.5% (identified cost $58,205,608)		$62,259,326

Other Assets, Less Liabilities — 1.5%		$936,937

Net Assets — 100.0%		$63,196,263

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

PC	–	Participation Certificate
PFC Shares	–	Preference Shares

(1)	Non-income producing security.

(2)

The Fund is permitted to invest in certain Exchange-Traded Funds (ETFs) in excess of the limits set forth in the Investment Company Act of 1940 in reliance upon exemptive relief provided to the ETFs by the Securities and Exchange Commission and meeting certain conditions set forth in the exemptive orders.

(3)

Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of February 28, 2013.

11	See Notes to Financial Statements.

Eaton Vance

Richard Bernstein All Asset Strategy Fund

February 28, 2013

Portfolio of Investments (Unaudited) — continued

Country Concentration of Portfolio

Country	Percentage of Net Assets	Value
United States	36.8%	$23,240,061
United Kingdom	2.9	1,862,221
Japan	2.3	1,429,165
Canada	2.0	1,290,405
Switzerland	1.3	817,480
France	1.2	734,991
Germany	0.9	558,083
Australia	0.8	496,679
Ireland	0.5	325,651
Singapore	0.5	287,038
South Africa	0.4	247,102
Luxembourg	0.3	180,972
Sweden	0.2	154,539
Spain	0.2	139,933
Italy	0.2	131,815
Denmark	0.2	126,056
Netherlands	0.2	115,834
China	0.1	93,337
Brazil	0.1	88,398
Bermuda	0.1	45,088

Common Stocks	51.2%	$32,364,848
U.S. Treasury Obligations	27.6	17,481,663
Exchange-Traded Funds	15.1	9,521,731
Short-Term Investments	4.6	2,891,084

Total Investments	98.5%	$62,259,326

12	See Notes to Financial Statements.

Eaton Vance

Richard Bernstein All Asset Strategy Fund

February 28, 2013

Statement of Assets and Liabilities (Unaudited)

Assets	February 28, 2013
Unaffiliated investments, at value (identified cost, $55,314,524)	$59,368,242
Affiliated investment, at value (identified cost, $2,891,084)	2,891,084
Cash	8,000
Restricted cash*	32,000
Foreign currency, at value (identified cost, $2,648)	2,598
Dividends receivable	63,586
Interest receivable	77,814
Interest receivable from affiliated investment	211
Receivable for Fund shares sold	902,498
Receivable for variation margin on open financial futures contracts	6,500
Tax reclaims receivable	3,895
Receivable from affiliates	4,915
Total assets	$63,361,343

Liabilities
Payable for Fund shares redeemed	$66,688
Payable to affiliates:
Investment adviser and administration fee	42,742
Distribution and service fees	10,940
Accrued expenses	44,710
Total liabilities	$165,080
Net Assets	$63,196,263

Sources of Net Assets
Paid-in capital	$58,011,955
Accumulated net realized gain	868,852
Accumulated undistributed net investment income	113,351
Net unrealized appreciation	4,202,105
Total	$63,196,263

Class A Shares
Net Assets	$16,347,599
Shares Outstanding	1,425,949
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$11.46
Maximum Offering Price Per Share
(100 ÷ 94.25 of net asset value per share)	$12.16

Class C Shares
Net Assets	$11,611,177
Shares Outstanding	1,020,162
Net Asset Value and Offering Price Per Share**
(net assets ÷ shares of beneficial interest outstanding)	$11.38

Class I Shares
Net Assets	$35,237,487
Shares Outstanding	3,066,961
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$11.49

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Represents restricted cash on deposit at the broker for open financial futures contracts.

**	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

13	See Notes to Financial Statements.

Eaton Vance

Richard Bernstein All Asset Strategy Fund

February 28, 2013

Statement of Operations (Unaudited)

Investment Income	Six Months Ended February 28, 2013
Dividends (net of foreign taxes, $2,915)	$526,267
Interest	137,737
Interest allocated from affiliated investment	1,529
Expenses allocated from affiliated investment	(150)
Total investment income	$665,383

Expenses
Investment adviser and administration fee	$240,239
Distribution and service fees
Class A	13,491
Class C	30,719
Trustees’ fees and expenses	1,311
Custodian fee	30,261
Transfer and dividend disbursing agent fees	13,120
Legal and accounting services	20,031
Printing and postage	8,058
Registration fees	22,111
Miscellaneous	6,399
Total expenses	$385,740
Deduct —
Allocation of expenses to affiliates	$39,355
Total expense reductions	$39,355

Net expenses	$346,385

Net investment income	$318,998

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$885,419
Investment transactions allocated from affiliated investment	41
Foreign currency transactions	(7,187)
Net realized gain	$878,273
Change in unrealized appreciation (depreciation) —
Investments	$1,252,231
Financial futures contracts	148,796
Foreign currency	(404)
Net change in unrealized appreciation (depreciation)	$1,400,623

Net realized and unrealized gain	$2,278,896

Net increase in net assets from operations	$2,597,894

14	See Notes to Financial Statements.

Eaton Vance

Richard Bernstein All Asset Strategy Fund

February 28, 2013

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended February 28, 2013 (Unaudited)	Period Ended August 31, 2012(1)
From operations —
Net investment income	$318,998	$433,559
Net realized gain from investment transactions, financial futures contracts and foreign currency transactions	878,273	196,850
Net change in unrealized appreciation (depreciation) from investments, financial futures contracts and foreign currency	1,400,623	2,801,482
Net increase in net assets from operations	$2,597,894	$3,431,891
Distributions to shareholders —
From net investment income
Class A	$(114,923)	$(4,379)
Class C	(45,244)	(937)
Class I	(367,866)	(107,678)
From net realized gain
Class A	(48,992)	—
Class C	(26,680)	—
Class I	(144,181)	—
Total distributions to shareholders	$(747,886)	$(112,994)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$11,758,172	$5,312,142
Class C	8,439,169	3,053,692
Class I	17,340,567	34,036,512
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	142,856	4,306
Class C	34,369	801
Class I	86,618	8,381
Cost of shares redeemed
Class A	(968,601)	(467,243)
Class C	(177,873)	(81,182)
Class I	(20,416,417)	(78,911)
Net increase in net assets from Fund share transactions	$16,238,860	$41,788,498

Net increase in net assets	$18,088,868	$45,107,395

Net Assets
At beginning of period	$45,107,395	$—
At end of period	$63,196,263	$45,107,395

Accumulated undistributed net investment income included in net assets
At end of period	$113,351	$322,386

(1)	For the period from the start of business, September 30, 2011, to August 31, 2012.

15	See Notes to Financial Statements.

Eaton Vance

Richard Bernstein All Asset Strategy Fund

February 28, 2013

Financial Highlights

	Class A
	Six Months Ended February 28, 2013 (Unaudited)		Period Ended August 31, 2012(1)
Net asset value — Beginning of period	$11.080		$10.000

Income (Loss) From Operations
Net investment income(2)	$0.059		$0.112
Net realized and unrealized gain	0.474		1.005

Total income from operations	$0.533		$1.117

Less Distributions
From net investment income	$(0.107)		$(0.037)
From net realized gain	(0.046)		—

Total distributions	$(0.153)		$(0.037)

Net asset value — End of period	$11.460		$11.080

Total Return(3)	4.85	%(4)	11.20	%(4)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$16,348		$5,007
Ratios (as a percentage of average daily net assets):
Expenses(5)(6)(7)	1.38	%(8)	1.38	%(8)
Net investment income	1.06	%(8)	1.12	%(8)
Portfolio Turnover	24	%(4)	16	%(4)

(1)	For the period from the start of business, September 30, 2011, to August 31, 2012.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(4)	Not annualized.

(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)

Excludes expenses incurred indirectly by the Fund as a result of its investments in shares of other investment companies, including Exchange-Traded Funds (equal to 0.07% and 0.07% of average daily net assets for the six months ended February 28, 2013 and for the period from the start of business, September 30, 2011, to August 31, 2012, respectively).

(7)

The investment adviser, sub-adviser and administrator subsidized certain operating expenses (equal to 0.15% and 0.55% of average daily net assets for the six months ended February 28, 2013 and for the period from the start of business, September 30, 2011, to August 31, 2012, respectively). Absent this subsidy, total return would have been lower.

(8)	Annualized.

16	See Notes to Financial Statements.

Eaton Vance

Richard Bernstein All Asset Strategy Fund

February 28, 2013

Financial Highlights — continued

	Class C
	Six Months Ended February 28, 2013 (Unaudited)		Period Ended August 31, 2012(1)
Net asset value — Beginning of period	$11.020		$10.000

Income (Loss) From Operations
Net investment income(2)	$0.016		$0.035
Net realized and unrealized gain	0.467		1.009

Total income from operations	$0.483		$1.044

Less Distributions
From net investment income	$(0.077)		$(0.024)
From net realized gain	(0.046)		—

Total distributions	$(0.123)		$(0.024)

Net asset value — End of period	$11.380		$11.020

Total Return(3)	4.42	%(4)	10.45	%(4)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$11,611		$3,062
Ratios (as a percentage of average daily net assets):
Expenses(5)(6)(7)	2.13	%(8)	2.13	%(8)
Net investment income	0.29	%(8)	0.36	%(8)
Portfolio Turnover	24	%(4)	16	%(4)

(1)	For the period from the start of business, September 30, 2011, to August 31, 2012.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(4)	Not annualized.

(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)

Excludes expenses incurred indirectly by the Fund as a result of its investments in shares of other investment companies, including Exchange-Traded Funds (equal to 0.07% and 0.07% of average daily net assets for the six months ended February 28, 2013 and for the period from the start of business, September 30, 2011, to August 31, 2012, respectively).

(7)

The investment adviser, sub-adviser and administrator subsidized certain operating expenses (equal to 0.15% and 0.55% of average daily net assets for the six months ended February 28, 2013 and for the period from the start of business, September 30, 2011, to August 31, 2012, respectively). Absent this subsidy, total return would have been lower.

(8)	Annualized.

17	See Notes to Financial Statements.

Eaton Vance

Richard Bernstein All Asset Strategy Fund

February 28, 2013

Financial Highlights — continued

	Class I
	Six Months Ended February 28, 2013 (Unaudited)		Period Ended August 31, 2012(1)
Net asset value — Beginning of period	$11.100		$10.000

Income (Loss) From Operations
Net investment income(2)	$0.077		$0.147
Net realized and unrealized gain	0.475		0.992

Total income from operations	$0.552		$1.139

Less Distributions
From net investment income	$(0.116)		$(0.039)
From net realized gain	(0.046)		—

Total distributions	$(0.162)		$(0.039)

Net asset value — End of period	$11.490		$11.100

Total Return(3)	5.02	%(4)	11.42	%(4)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$35,237		$37,038
Ratios (as a percentage of average daily net assets):
Expenses(5)(6)(7)	1.13	%(8)	1.13	%(8)
Net investment income	1.38	%(8)	1.50	%(8)
Portfolio Turnover	24	%(4)	16	%(4)

(1)	For the period from the start of business, September 30, 2011, to August 31, 2012.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	Not annualized.

(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)

Excludes expenses incurred indirectly by the Fund as a result of its investments in shares of other investment companies, including Exchange-Traded Funds (equal to 0.07% and 0.07% of average daily net assets for the six months ended February 28, 2013 and for the period from the start of business, September 30, 2011, to August 31, 2012, respectively).

(7)

The investment adviser, sub-adviser and administrator subsidized certain operating expenses (equal to 0.15% and 0.55% of average daily net assets for the six months ended February 28, 2013 and for the period from the start of business, September 30, 2011, to August 31, 2012, respectively). Absent this subsidy, total return would have been lower.

(8)	Annualized.

18	See Notes to Financial Statements.

Eaton Vance

Richard Bernstein All Asset Strategy Fund

February 28, 2013

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Richard Bernstein All Asset Strategy Fund (the Fund) is a diversified series of Eaton Vance Growth Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is total return. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Equity securities (including common shares of closed-end investment companies) listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that will use various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events. Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value. Financial futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Fund’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

The Fund may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). The value of the Fund’s investment in Cash Reserves Fund reflects the Fund’s proportionate interest in its net assets. Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities in the same manner as debt obligations described above.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Fund’s understanding of the applicable countries’ tax rules and rates. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

19

Eaton Vance

Richard Bernstein All Asset Strategy Fund

February 28, 2013

Notes to Financial Statements (Unaudited) — continued

D  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of February 28, 2013, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

In addition to the direct expenses borne by the Fund, investing in shares of other investment companies, including Exchange-Traded Funds, subjects the Fund to a pro rata portion of their fees and expenses, which are borne indirectly by the Fund.

F  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

G  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

H  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

I  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

J  Financial Futures Contracts — Upon entering into a financial futures contract, the Fund is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the purchase price (initial margin). Subsequent payments, known as variation margin, are made or received by the Fund each business day, depending on the daily fluctuations in the value of the underlying security or index, and are recorded as unrealized gains or losses by the Fund. Gains (losses) are realized upon the expiration or closing of the financial futures contracts. Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

K  Interim Financial Statements — The interim financial statements relating to February 28, 2013 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

20

Eaton Vance

Richard Bernstein All Asset Strategy Fund

February 28, 2013

Notes to Financial Statements (Unaudited) — continued

3  Investment Adviser and Administration Fee and Other Transactions with Affiliates

The investment adviser and administration fee is earned by EVM as compensation for investment advisory and administrative services rendered to the Fund. The fee is computed at an annual rate of 0.90% of the Fund’s average daily net assets up to $500 million and is payable monthly. On net assets of $500 million and over, the annual fee is reduced. The Fund invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund. For the six months ended February 28, 2013, the investment adviser and administration fee amounted to $240,239 or 0.90% (annualized) of the Fund’s average daily net assets. Pursuant to a sub-advisory agreement, EVM has delegated the investment management of the Fund to Richard Bernstein Advisors LLC (RBA). EVM pays RBA a portion of its advisory and administration fee for sub-advisory services provided to the Fund.

EVM and RBA have agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and including expenses incurred indirectly by the Fund as a result of its investments in shares of other investment companies) exceed 1.45%, 2.20% and 1.20% of the Fund’s average daily net assets for Class A, Class C and Class I, respectively, through December 31, 2013. Thereafter, the reimbursement may be changed or terminated at any time. Pursuant to this agreement, EVM and RBA were allocated $39,355 in total of the Fund’s operating expenses for the six months ended February 28, 2013.

EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of these services. For the six months ended February 28, 2013, EVM earned $316 in sub-transfer agent fees. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $19,342 as its portion of the sales charge on sales of Class A shares for the six months ended February 28, 2013. EVD also received distribution and service fees from Class A and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).

Trustees and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser and administration fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended February 28, 2013, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of EVM.

4  Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended February 28, 2013 amounted to $13,491 for Class A shares.

The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended February 28, 2013, the Fund paid or accrued to EVD $23,057 for Class C shares.

Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended February 28, 2013 amounted to $7,662 for Class C shares.

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. For the six months ended February 28, 2013, the Fund was informed that EVD received no CDSCs paid by Class A shareholders and approximately $400 of CDSCs paid by Class C shareholders.

21

Eaton Vance

Richard Bernstein All Asset Strategy Fund

February 28, 2013

Notes to Financial Statements (Unaudited) — continued

6  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, for the six months ended February 28, 2013 were as follows:

	Purchases	Sales

Investments (non-U.S. Government)	$24,957,955	$12,309,758
U.S. Government and Agency Securities	2,715,528	—

	$27,673,483	$12,309,758

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Six Months Ended February 28, 2013 (Unaudited)	Period Ended August 31, 2012(1)

Sales	1,048,079	494,884
Issued to shareholders electing to receive payments of distributions in Fund shares	12,847	414
Redemptions	(86,701)	(43,574)

Net increase	974,225	451,724

Class C	Six Months Ended February 28, 2013 (Unaudited)	Period Ended August 31, 2012(1)

Sales	755,133	285,297
Issued to shareholders electing to receive payments of distributions in Fund shares	3,108	77
Redemptions	(15,993)	(7,460)

Net increase	742,248	277,914

Class I	Six Months Ended February 28, 2013 (Unaudited)	Period Ended August 31, 2012(1)

Sales	1,540,834	3,342,026
Issued to shareholders electing to receive payments of distributions in Fund shares	7,775	807
Redemptions	(1,817,206)	(7,275)

Net increase (decrease)	(268,597)	3,335,558

(1)	For the period from the start of business, September 30, 2011, to August 31, 2012.

At February 28, 2013, EVM owned 16.3% of the value of the outstanding shares of the Fund.

22

Eaton Vance

Richard Bernstein All Asset Strategy Fund

February 28, 2013

Notes to Financial Statements (Unaudited) — continued

8  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Fund at February 28, 2013, as determined on a federal income tax basis, were as follows:

Aggregate cost	$58,204,308

Gross unrealized appreciation	$4,293,962
Gross unrealized depreciation	(238,944)

Net unrealized appreciation	$4,055,018

9  Financial Instruments

The Fund may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

A summary of obligations under these financial instruments at February 28, 2013 is as follows:

Futures Contracts
Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Appreciation
3/13	20 Nikkei 225 Index	Long	$1,003,704	$1,152,500	$148,796

At February 28, 2013, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to equity price risk in the normal course of pursuing its investment objective. The Fund enters into equity index futures contracts to enhance return and as a substitution for the purchase of securities.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is equity price risk at February 28, 2013 was as follows:

	Fair Value
Derivative	Asset Derivative		Liability Derivative
Futures contracts	$148,796	(1)	$—

(1)

Amount represents cumulative unrealized appreciation on futures contracts in the Futures Contracts table above. Only the current day’s variation margin on open futures contracts is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin, as applicable.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is equity price risk for the six months ended February 28, 2013 was as follows:

Derivative	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Futures contracts	$—	$148,796	(1)

(1)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Financial futures contracts.

23

Eaton Vance

Richard Bernstein All Asset Strategy Fund

February 28, 2013

Notes to Financial Statements (Unaudited) — continued

The average notional amount of futures contracts outstanding during the six months ended February 28, 2013, which is indicative of the volume of this derivative type, was approximately $475,000.

10  Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $600 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.08% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the six months ended February 28, 2013.

11  Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Fund, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker/dealers and issuers than in the United States.

12 Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

24

Eaton Vance

Richard Bernstein All Asset Strategy Fund

February 28, 2013

Notes to Financial Statements (Unaudited) — continued

At February 28, 2013, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total

Common Stocks
Consumer Discretionary	$983,256	$2,436,844		$—	$3,420,100
Consumer Staples	3,750,500	1,334,294		—	5,084,794
Energy	922,840	—		—	922,840
Financials	6,796,621	2,324,735		—	9,121,356
Health Care	3,105,100	609,924		—	3,715,024
Industrials	3,515,397	—		—	3,515,397
Information Technology	3,150,485	—		—	3,150,485
Materials	610,839	—		—	610,839
Telecommunication Services	846,001	410,248		—	1,256,249

Utilities	1,567,764	—		—	1,567,764

Total Common Stocks	$25,248,803	$7,116,045	*	$—	$32,364,848

U.S. Treasury Obligations	$—	$17,481,663		$—	$17,481,663
Exchange-Traded Funds	9,521,731	—		—	9,521,731
Short-Term Investments	—	2,891,084		—	2,891,084

Total Investments	$34,770,534	$27,488,792		$—	$62,259,326

Futures Contracts	$148,796	$—		$—	$148,796

Total	$34,919,330	$27,488,792		$—	$62,408,122

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Fund held no investments or other financial instruments as of August 31, 2012 whose fair value was determined using Level 3 inputs. At February 28, 2013, there were no investments transferred between Level 1 and Level 2 during the six months then ended.

25

Eaton Vance

Richard Bernstein All Asset Strategy Fund

February 28, 2013

Officers and Trustees

Officers of Eaton Vance Richard Bernstein All Asset Strategy Fund

Duncan W. Richardson

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Trustees of Eaton Vance Richard Bernstein All Asset Strategy Fund

Ralph F. Verni

Chairman

Scott E. Eston

Benjamin C. Esty

Thomas E. Faust Jr.*

Allen R. Freedman

William H. Park

Ronald A. Pearlman

Helen Frame Peters

Lynn A. Stout

Harriett Tee Taggart

*	Interested Trustee

26

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

27

This Page Intentionally Left Blank

Investment Adviser and Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Investment Sub-Adviser

Richard Bernstein Advisors LLC

Tower 45

120 West 45th Street, 19th Floor

New York, NY 10036

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

200 Clarendon Street

Boston, MA 02116

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

5669-4/13	RBAARSRC

Eaton Vance

Richard Bernstein Equity Strategy Fund

Semiannual Report

February 28, 2013

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report February 28, 2013

Eaton Vance

Richard Bernstein Equity Strategy Fund

Performance	2

Fund Profile	2

Endnotes and Additional Disclosures	3

Fund Expenses	4

Financial Statements	5

Officers and Trustees	24

Important Notices	25

Eaton Vance

Richard Bernstein Equity Strategy Fund

February 28, 2013

Performance1,2

Portfolio Manager Richard Bernstein of Richard Bernstein Advisors LLC

% Average Annual Total Returns	Inception Date	Six Months	One Year	Since Inception
Class A at NAV	10/12/2010	9.74%	13.29%	7.86%
Class A with 5.75% Maximum Sales Charge	—	3.44	6.78	5.21
Class C at NAV	10/12/2010	9.30	12.44	7.00
Class C with 1% Maximum Sales Charge	—	8.30	11.44	7.00
Class I at NAV	10/12/2010	9.90	13.56	8.09
MSCI All Country World Index	10/12/2010	10.99%	9.29%	7.75%

% Total Annual Operating Expense Ratios[3]		Class A	Class C	Class I
		1.38%	2.13%	1.13%

Fund Profile

Country Allocation (% of net assets)4,5

Equity Sector Allocation (% of net assets)4,5

Top 10 Holdings (% of net assets)5,6

Consumer Discretionary Select Sector SPDR Fund (The)	6.0%
Nikkei 225 Index Futures Contracts	3.1
Vanguard Extended Market ETF	2.0
General Electric Co.	1.1
Procter & Gamble Co.	1.0
International Business Machines Corp.	1.0
Nestle SA	0.9
AT&T, Inc.	0.9
Coca-Cola Co. (The)	0.8
Johnson & Johnson	0.8
Total	17.6%

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to www.eatonvance.com.

2

Eaton Vance

Richard Bernstein Equity Strategy Fund

February 28, 2013

Endnotes and Additional Disclosures

[1]

MSCI All Country World Index is an unmanaged free float-adjusted market-capitalization-weighted index designed to measure the equity market performance of developed and emerging markets. MSCI indices are net of foreign withholding taxes. Source: MSCI. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

[3]	Source: Fund prospectus.

[4]

The Fund may obtain exposure to certain market segments through investments in Exchange-Traded Funds (ETFs). For purposes of the charts, the Fund’s investments in ETFs are included based on the portfolio composition of each ETF.

[5]	Includes derivatives based on their notional value.

[6]	Excludes cash and cash equivalents.

Fund profile subject to change due to active management.

3

Eaton Vance

Richard Bernstein Equity Strategy Fund

February 28, 2013

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2012 – February 28, 2013).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (9/1/12)	Ending Account Value (2/28/13)	Expenses Paid During Period* (9/1/12 – 2/28/13)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,097.40	$6.92	1.33%
Class C	$1,000.00	$1,093.00	$10.79	2.08%
Class I	$1,000.00	$1,099.00	$5.62	1.08%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,018.20	$6.66	1.33%
Class C	$1,000.00	$1,014.50	$10.39	2.08%
Class I	$1,000.00	$1,019.40	$5.41	1.08%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on August 31, 2012.

4

Eaton Vance

Richard Bernstein Equity Strategy Fund

February 28, 2013

Portfolio of Investments (Unaudited)

Common Stocks — 88.2%

Security	Shares	Value

Aerospace & Defense — 1.0%
Honeywell International, Inc.	12,952	$907,935
Precision Castparts Corp.	3,643	679,747
United Technologies Corp.	17,798	1,611,609

		$3,199,291

Air Freight & Logistics — 0.5%
United Parcel Service, Inc., Class B	20,126	$1,663,414

		$1,663,414

Auto Components — 0.9%
Bridgestone Corp.	40,900	$1,255,196
Compagnie Generale des Etablissements Michelin, Class B	6,325	563,365
Delphi Automotive PLC(1)	19,801	828,672

		$2,647,233

Automobiles — 1.1%
Bayerische Motoren Werke AG	13,588	$1,249,293
Toyota Motor Corp.	41,400	2,126,285

		$3,375,578

Beverages — 2.4%
Asahi Group Holdings, Ltd.	35,500	$896,297
Coca-Cola Co. (The)	68,692	2,659,754
Diageo PLC	37,828	1,134,317
Kirin Holdings Co., Ltd.	58,000	842,277
PepsiCo, Inc.	27,736	2,101,557

		$7,634,202

Biotechnology — 1.5%
Alexion Pharmaceuticals, Inc.(1)	6,356	$551,319
Amgen, Inc.	19,743	1,804,708
Biogen Idec, Inc.(1)	6,714	1,116,807
Celgene Corp.(1)	3,533	364,535
Gilead Sciences, Inc.(1)	22,504	961,146

		$4,798,515

Capital Markets — 1.9%
Bank of New York Mellon Corp. (The)	24,170	$655,974
BlackRock, Inc.	2,980	714,455
Credit Suisse Group AG(1)	24,142	643,571
Franklin Resources, Inc.	4,717	666,276

Security	Shares	Value

Capital Markets (continued)
Goldman Sachs Group, Inc. (The)	3,684	$551,716
Invesco, Ltd.	23,691	634,682
Morgan Stanley	13,555	305,665
Northern Trust Corp.	12,581	668,932
State Street Corp.	9,428	533,531
T. Rowe Price Group, Inc.	9,337	664,701

		$6,039,503

Chemicals — 1.2%
CF Industries Holdings, Inc.	3,038	$610,121
Ecolab, Inc.	14,120	1,080,886
LyondellBasell Industries NV, Class A	11,291	661,878
Monsanto Co.	7,691	777,022
Sherwin-Williams Co. (The)	4,062	656,379

		$3,786,286

Commercial Banks — 14.5%
Associated Banc-Corp.	23,711	$341,201
Australia and New Zealand Banking Group, Ltd.	32,811	959,532
Banco Bilbao Vizcaya Argentaria SA	67,694	655,773
Banco Bradesco SA, PFC Shares	34,448	614,683
Bank of Montreal	11,152	694,371
Bank of Nova Scotia (The)	15,358	914,853
Bank of the Ozarks, Inc.	27,213	1,044,707
Bryn Mawr Bank Corp.	13,676	313,727
Canadian Imperial Bank of Commerce	7,732	623,358
Chemical Financial Corp.	7,376	180,638
City Holding Co.	21,142	801,705
Columbia Banking System, Inc.	38,242	764,840
Commonwealth Bank of Australia	18,202	1,247,668
Community Bank System, Inc.	26,945	777,902
DBS Group Holdings, Ltd.	49,000	595,857
F.N.B. Corp.	117,531	1,335,152
First Commonwealth Financial Corp.	45,595	331,476
First Financial Bancorp	42,828	656,553
First Financial Bankshares, Inc.	21,748	969,961
First Financial Corp.	10,268	315,741
First Merchants Corp.	21,456	319,051
First Midwest Bancorp, Inc.	104,668	1,308,350
FirstMerit Corp.	25,240	381,629
Fulton Financial Corp.	31,124	353,257
German American Bancorp, Inc.	13,977	304,139
Glacier Bancorp, Inc.	86,199	1,503,311
HSBC Holdings PLC	180,643	2,000,741

5	See Notes to Financial Statements.

Eaton Vance

Richard Bernstein Equity Strategy Fund

February 28, 2013

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Commercial Banks (continued)
Huntington Bancshares, Inc.	48,185	$338,741
Lakeland Financial Corp.	12,339	305,020
MB Financial, Inc.	15,282	362,336
National Bank of Canada	7,649	582,696
National Penn Bancshares, Inc.	124,855	1,223,579
Nordea Bank AB	65,411	754,603
Old National Bancorp	92,726	1,251,801
Oversea-Chinese Banking Corp., Ltd.	75,000	609,991
PacWest Bancorp	37,756	1,031,871
Park National Corp.	9,405	620,542
Peoples Bancorp, Inc.	14,408	312,221
PNC Financial Services Group, Inc.	10,580	660,086
PrivateBancorp, Inc.	20,912	374,534
Royal Bank of Canada	17,187	1,066,969
S&T Bancorp, Inc.	37,610	679,237
S.Y. Bancorp, Inc.	13,651	309,195
Societe Generale(1)	15,691	598,118
Standard Chartered PLC	25,229	684,831
Sumitomo Mitsui Financial Group, Inc.	18,000	718,363
Susquehanna Bancshares, Inc.	113,042	1,314,678
Svenska Handelsbanken AB, Class A	17,066	739,736
Taylor Capital Group, Inc.(1)	17,701	292,598
Texas Capital Bancshares, Inc.(1)	25,443	1,075,221
Toronto-Dominion Bank (The)	11,425	940,035
U.S. Bancorp	22,773	773,827
UMB Financial Corp.	19,036	867,851
Umpqua Holdings Corp.	83,929	1,053,309
United Bankshares, Inc.	34,806	904,956
United Overseas Bank, Ltd.	37,000	568,300
Wells Fargo & Co.	54,345	1,906,423
Westpac Banking Corp.	35,339	1,108,627
Wintrust Financial Corp.	33,612	1,226,838

		$45,567,309

Commercial Services & Supplies — 0.8%
ADT Corp. (The)	7,777	$372,441
Covanta Holding Corp.	18,160	355,210
Heritage-Crystal Clean, Inc.(1)	19,980	294,705
Tetra Tech, Inc.(1)	22,775	657,286
US Ecology, Inc.	14,122	351,214
Waste Connections, Inc.	10,359	354,381

		$2,385,237

Security	Shares	Value

Communications Equipment — 1.3%
Cisco Systems, Inc.	77,707	$1,620,191
Motorola Solutions, Inc.	21,143	1,315,306
QUALCOMM, Inc.	19,306	1,267,053

		$4,202,550

Computers & Peripherals — 0.3%
EMC Corp.(1)	39,287	$903,994

		$903,994

Construction & Engineering — 2.0%
Argan, Inc.	15,893	$265,890
Comfort Systems USA, Inc.	26,237	327,438
Dycom Industries, Inc.(1)	16,843	352,861
EMCOR Group, Inc.	11,413	440,199
Granite Construction, Inc.	12,930	401,994
Great Lakes Dredge & Dock Corp.	33,683	328,409
Layne Christensen Co.(1)	13,497	296,799
MasTec, Inc.(1)	20,275	610,075
MYR Group, Inc.(1)	13,983	324,545
Northwest Pipe Co.(1)	14,062	335,801
Orion Marine Group, Inc.(1)	35,048	333,657
Pike Electric Corp.	26,165	364,740
Primoris Services Corp.	25,336	475,050
Quanta Services, Inc.(1)	13,175	374,170
Tutor Perini Corp.(1)	26,131	444,488
URS Corp.	15,082	637,365

		$6,313,481

Consumer Finance — 0.6%
American Express Co.	11,985	$744,868
Capital One Financial Corp.	10,314	526,323
Discover Financial Services	14,814	570,784

		$1,841,975

Diversified Financial Services — 1.1%
Citigroup, Inc.	30,970	$1,299,811
ING Groep NV(1)	63,236	506,255
JPMorgan Chase & Co.	35,802	1,751,434

		$3,557,500

Diversified Telecommunication Services — 1.9%
AT&T, Inc.	76,795	$2,757,708
CenturyLink, Inc.	22,492	779,798

6	See Notes to Financial Statements.

Eaton Vance

Richard Bernstein Equity Strategy Fund

February 28, 2013

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Diversified Telecommunication Services (continued)
TELUS Corp.	14,503	$996,963
Verizon Communications, Inc.	32,712	1,522,089

		$6,056,558

Electric Utilities — 2.6%
American Electric Power Co., Inc.	21,480	$1,005,049
Edison International	16,443	789,757
NextEra Energy, Inc.	21,605	1,552,752
Northeast Utilities	37,426	1,553,553
PPL Corp.	24,523	755,799
Southern Co. (The)	22,129	996,026
Xcel Energy, Inc.	46,661	1,339,171

		$7,992,107

Electrical Equipment — 1.6%
Acuity Brands, Inc.	5,746	$391,475
AZZ, Inc.	11,388	508,588
Babcock & Wilcox Co. (The)	12,786	345,478
Encore Wire Corp.	12,003	392,378
Generac Holdings, Inc.	11,974	412,504
Global Power Equipment Group, Inc.	20,332	341,171
Hubbell, Inc., Class B	4,842	449,870
Rockwell Automation, Inc.	8,053	727,508
Roper Industries, Inc.	11,167	1,391,520

		$4,960,492

Electronic Equipment, Instruments & Components — 0.2%
Amphenol Corp., Class A	9,554	$676,996

		$676,996

Energy Equipment & Services — 0.2%
Cameron International Corp.(1)	7,591	$483,699

		$483,699

Food & Staples Retailing — 2.2%
Costco Wholesale Corp.	10,256	$1,038,830
CVS Caremark Corp.	29,261	1,495,822
Kroger Co. (The)	31,164	910,301
Sysco Corp.	23,094	742,703
Wal-Mart Stores, Inc.	27,738	1,963,296
Walgreen Co.	20,715	848,072

		$6,999,024

Security	Shares	Value

Food Products — 3.6%
Bunge, Ltd.	15,833	$1,173,384
Campbell Soup Co.	39,038	1,606,804
ConAgra Foods, Inc.	33,513	1,143,128
General Mills, Inc.	23,510	1,087,337
Hershey Co. (The)	19,852	1,654,466
Kellogg Co.	17,937	1,085,189
Kraft Foods Group, Inc.	9,345	452,952
Nestle SA	41,947	2,928,341

		$11,131,601

Health Care Equipment & Supplies — 1.7%
Baxter International, Inc.	15,287	$1,033,401
Covidien PLC	11,394	724,317
Intuitive Surgical, Inc.(1)	1,645	838,769
Medtronic, Inc.	35,652	1,602,914
Zimmer Holdings, Inc.	12,788	958,588

		$5,157,989

Health Care Providers & Services — 2.2%
AmerisourceBergen Corp.	24,035	$1,134,452
Cardinal Health, Inc.	17,166	793,241
Cigna Corp.	15,196	888,358
DaVita HealthCare Partners, Inc.(1)	8,341	997,750
McKesson Corp.	12,380	1,313,889
UnitedHealth Group, Inc.	21,515	1,149,977
WellPoint, Inc.	10,136	630,257

		$6,907,924

Hotels, Restaurants & Leisure — 1.0%
Carnival Corp.	25,274	$904,051
Compass Group PLC	109,475	1,326,353
Marriott International, Inc., Class A	20,326	801,861

		$3,032,265

Household Products — 2.3%
Colgate-Palmolive Co.	10,823	$1,238,476
Kimberly-Clark Corp.	15,039	1,417,877
Procter & Gamble Co.	42,509	3,238,336
Reckitt Benckiser Group PLC	19,689	1,320,323

		$7,215,012

7	See Notes to Financial Statements.

Eaton Vance

Richard Bernstein Equity Strategy Fund

February 28, 2013

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Industrial Conglomerates — 1.8%
3M Co.	21,275	$2,212,600
General Electric Co.	151,344	3,514,208

		$5,726,808

Insurance — 3.8%
ACE, Ltd.	7,500	$640,425
Aflac, Inc.	11,198	559,340
Allianz SE	5,517	752,166
Allstate Corp. (The)	14,644	673,917
Aon PLC	10,603	647,737
Assicurazioni Generali SpA	34,627	558,681
AXA SA	34,931	604,290
Berkshire Hathaway, Inc., Class B(1)	11,134	1,137,449
Chubb Corp.	7,775	653,333
Loews Corp.	14,594	629,147
Manulife Financial Corp.	45,316	672,325
Marsh & McLennan Cos., Inc.	17,369	645,085
Muenchener Rueckversicherungs-Gesellschaft AG	3,373	605,042
Power Financial Corp.	21,965	635,361
Prudential Financial, Inc.	11,557	642,223
Prudential PLC	41,262	612,442
Swiss Reinsurance Co., Ltd.	8,344	667,408
Travelers Companies, Inc. (The)	8,169	656,951

		$11,993,322

Internet Software & Services — 0.6%
eBay, Inc.(1)	17,995	$983,967
Yahoo! Inc.(1)	44,381	945,759

		$1,929,726

IT Services — 4.4%
Accenture PLC, Class A	15,807	$1,175,408
Automatic Data Processing, Inc.	28,336	1,738,697
Cognizant Technology Solutions Corp., Class A(1)	9,524	731,157
Fidelity National Information Services, Inc.	20,781	782,405
Fiserv, Inc.(1)	18,228	1,496,701
International Business Machines Corp.	16,096	3,232,560
MasterCard, Inc., Class A	2,516	1,302,835
Paychex, Inc.	43,270	1,432,237
Visa, Inc., Class A	12,306	1,952,224

		$13,844,224

Security	Shares	Value

Leisure Equipment & Products — 0.3%
Mattel, Inc.	22,606	$921,194

		$921,194

Life Sciences Tools & Services — 0.3%
Thermo Fisher Scientific, Inc.	10,245	$756,081

		$756,081

Machinery — 2.3%
American Railcar Industries, Inc.	11,813	$515,519
Deere & Co.	10,909	958,138
FreightCar America, Inc.	26,015	547,095
Greenbrier Cos., Inc.(1)	19,689	398,702
Ingersoll-Rand PLC	20,295	1,068,532
L.B. Foster Co., Class A	6,296	278,031
Mueller Industries, Inc.	8,688	462,028
Oshkosh Corp.(1)	8,861	341,680
Pentair, Ltd.	3,732	198,804
RBC Bearings, Inc.(1)	7,620	379,781
Titan International, Inc.	28,231	595,956
Trimas Corp.(1)	15,820	453,876
Trinity Industries, Inc.	12,457	538,641
Wabash National Corp.(1)	48,536	463,033

		$7,199,816

Media — 2.9%
British Sky Broadcasting Group PLC	58,492	$752,699
Liberty Media Corp.(1)	6,191	668,628
Naspers, Ltd., Class N	13,600	878,196
Omnicom Group, Inc.	21,256	1,222,858
Pearson PLC	47,413	829,563
Reed Elsevier PLC	118,222	1,267,687
SES SA	44,213	1,359,616
Starz(1)	6,191	114,905
Thomson Reuters Corp.	44,973	1,374,157
Time Warner Cable, Inc.	7,712	666,240

		$9,134,549

Metals & Mining — 0.4%
Newmont Mining Corp.	13,543	$545,647
Nucor Corp.	15,912	716,836

		$1,262,483

8	See Notes to Financial Statements.

Eaton Vance

Richard Bernstein Equity Strategy Fund

February 28, 2013

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Multi-Utilities — 1.6%
Consolidated Edison, Inc.	16,823	$992,557
Dominion Resources, Inc.	23,776	1,331,456
DTE Energy Co.	23,845	1,592,846
Sempra Energy	12,677	985,764

		$4,902,623

Multiline Retail — 0.6%
Marks & Spencer Group PLC	149,760	$840,808
Nordstrom, Inc.	17,742	961,971

		$1,802,779

Oil, Gas & Consumable Fuels — 2.6%
Anadarko Petroleum Corp.	7,925	$630,671
ConocoPhillips	35,068	2,032,191
EOG Resources, Inc.	5,526	694,673
Hess Corp.	4,965	330,173
Husky Energy, Inc.	12,977	399,031
Kinder Morgan, Inc.	39,388	1,460,113
Marathon Oil Corp.	18,459	618,377
Noble Energy, Inc.	5,532	613,112
Phillips 66	5,501	346,343
Suncor Energy, Inc.	14,563	441,303
Valero Energy Corp.	13,499	615,419

		$8,181,406

Paper & Forest Products — 0.2%
International Paper Co.	16,366	$720,268

		$720,268

Personal Products — 0.5%
Estee Lauder Cos., Inc. (The), Class A	10,663	$683,498
Kao Corp.	27,400	876,798

		$1,560,296

Pharmaceuticals — 3.7%
Actavis, Inc.(1)	12,689	$1,080,595
Allergan, Inc.	7,400	802,308
Astellas Pharma, Inc.	19,800	1,069,551
Daiichi Sankyo Co., Ltd.	36,200	647,444
Eli Lilly & Co.	23,683	1,294,513
Johnson & Johnson	32,382	2,464,594
Mylan, Inc.(1)	36,788	1,089,293
Novo Nordisk A/S, Class B	5,592	977,672

Security	Shares	Value

Pharmaceuticals (continued)
Roche Holding AG PC	3,199	$731,957
Sanofi	15,881	1,499,766

		$11,657,693

Real Estate Investment Trusts (REITs) — 2.0%
American Tower Corp.	7,862	$610,091
AvalonBay Communities, Inc.	4,515	563,607
Boston Properties, Inc.	5,766	598,972
HCP, Inc.	13,446	657,241
Land Securities Group PLC	45,629	573,072
Public Storage, Inc.	4,287	648,237
Unibail-Rodamco SE	2,561	582,771
Ventas, Inc.	9,415	666,394
Vornado Realty Trust	7,796	625,317
Westfield Group	53,505	611,430

		$6,137,132

Real Estate Management & Development — 0.2%
Mitsubishi Estate Co., Ltd.	29,000	$722,946

		$722,946

Road & Rail — 0.7%
Union Pacific Corp.	15,382	$2,109,026

		$2,109,026

Software — 1.5%
Intuit, Inc.	25,267	$1,629,216
Oracle Corp.	66,765	2,287,369
salesforce.com, inc.(1)	3,590	607,500

		$4,524,085

Specialty Retail — 0.2%
Industria de Diseno Textil SA	5,459	$729,783

		$729,783

Textiles, Apparel & Luxury Goods — 2.0%
Adidas AG	17,355	$1,577,419
Christian Dior SA	5,526	920,081
Compagnie Financiere Richemont SA, Class A	11,585	929,220
Luxottica Group SpA	16,125	752,222
LVMH Moet Hennessy Louis Vuitton SA	7,885	1,353,081
Swatch Group, Ltd. (The)	7,765	788,214

		$6,320,237

9	See Notes to Financial Statements.

Eaton Vance

Richard Bernstein Equity Strategy Fund

February 28, 2013

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Thrifts & Mortgage Finance — 1.4%
Brookline Bancorp, Inc.	125,041	$1,137,873
Northwest Bancshares, Inc.	101,055	1,262,177
Oritani Financial Corp.	79,236	1,165,561
Provident Financial Services, Inc.	54,843	822,097

		$4,387,708

Tobacco — 2.2%
Altria Group, Inc.	45,497	$1,526,424
British American Tobacco PLC	30,461	1,584,684
Imperial Tobacco Group PLC	18,658	675,398
Philip Morris International, Inc.	20,594	1,889,499
Reynolds American, Inc.	29,567	1,291,487

		$6,967,492

Trading Companies & Distributors — 0.2%
Fastenal Co.	13,918	$718,586

		$718,586

Wireless Telecommunication Services — 1.2%
China Mobile, Ltd.	72,000	$790,623
KDDI Corp.	8,500	638,399
MTN Group, Ltd.	38,900	756,564
Rogers Communications Inc., Class B	16,656	791,090
SoftBank Corp.	16,600	614,841

		$3,591,517

Total Common Stocks (identified cost $238,782,682)		$276,331,515

Exchange-Traded Funds — 7.9%

Security	Shares	Value

Equity Funds — 7.9%
Consumer Discretionary Select Sector SPDR Fund (The)	369,124	$18,707,204
Vanguard Extended Market ETF	95,024	6,189,864

Total Exchange-Traded Funds (identified cost $21,071,327)		$24,897,068

Short-Term Investments — 3.4%

Description	Interest (000’s omitted)	Value

Eaton Vance Cash Reserves Fund, LLC, 0.10%(2)	$10,615	$10,615,145

Total Short-Term Investments (identified cost $10,615,145)		$10,615,145

Total Investments — 99.5% (identified cost $270,469,154)		$311,843,728

Other Assets, Less Liabilities — 0.5%		$1,561,060

Net Assets — 100.0%		$313,404,788

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

PC	–	Participation Certificate
PFC Shares	–	Preference Shares

(1)	Non-income producing security.

(2)

Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of February 28, 2013.

10	See Notes to Financial Statements.

Eaton Vance

Richard Bernstein Equity Strategy Fund

February 28, 2013

Portfolio of Investments (Unaudited) — continued

Country Concentration of Portfolio

Country	Percentage of Net Assets	Value
United States	64.7%	$202,837,318
United Kingdom	4.8	15,079,327
Japan	3.3	10,408,397
Canada	3.2	10,132,512
Switzerland	2.4	7,527,940
France	2.0	6,121,472
Germany	1.3	4,183,920
Australia	1.3	3,927,257
Ireland	1.0	2,968,257
Singapore	0.6	1,774,148
South Africa	0.5	1,634,760
Sweden	0.5	1,494,339
Spain	0.4	1,385,556
Luxembourg	0.4	1,359,616
Italy	0.4	1,310,903
Netherlands	0.4	1,168,133
Denmark	0.3	977,672
China	0.3	790,623
Bermuda	0.2	634,682
Brazil	0.2	614,683

Common Stocks	88.2%	$276,331,515
Exchange-Traded Funds	7.9	24,897,068
Short-Term Investments	3.4	10,615,145

Total Investments	99.5%	$311,843,728

11	See Notes to Financial Statements.

Eaton Vance

Richard Bernstein Equity Strategy Fund

February 28, 2013

Statement of Assets and Liabilities (Unaudited)

Assets	February 28, 2013
Unaffiliated investments, at value (identified cost, $259,854,009)	$301,228,583
Affiliated investment, at value (identified cost, $10,615,145)	10,615,145
Cash	68,000
Restricted cash*	272,000
Foreign currency, at value (identified cost, $55,459)	55,030
Dividends receivable	566,995
Interest receivable from affiliated investment	832
Receivable for Fund shares sold	1,368,824
Receivable for variation margin on open financial futures contracts	55,250
Tax reclaims receivable	85,264
Total assets	$314,315,923

Liabilities
Payable for Fund shares redeemed	$526,296
Payable to affiliates:
Investment adviser and administration fee	215,720
Distribution and service fees	70,803
Accrued expenses	98,316
Total liabilities	$911,135
Net Assets	$313,404,788

Sources of Net Assets
Paid-in capital	$307,834,171
Accumulated net realized loss	(36,848,886)
Accumulated undistributed net investment income	352,060
Net unrealized appreciation	42,067,443
Total	$313,404,788

Class A Shares
Net Assets	$94,008,356
Shares Outstanding	7,989,892
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$11.77
Maximum Offering Price Per Share
(100 ÷ 94.25 of net asset value per share)	$12.49

Class C Shares
Net Assets	$69,533,396
Shares Outstanding	5,938,841
Net Asset Value and Offering Price Per Share**
(net assets ÷ shares of beneficial interest outstanding)	$11.71

Class I Shares
Net Assets	$149,863,036
Shares Outstanding	12,734,701
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$11.77

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Represents restricted cash on deposit at the broker for open financial futures contracts.
**	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

12	See Notes to Financial Statements.

Eaton Vance

Richard Bernstein Equity Strategy Fund

February 28, 2013

Statement of Operations (Unaudited)

Investment Income	Six Months Ended February 28, 2013
Dividends (net of foreign taxes, $35,071)	$3,913,180
Interest allocated from affiliated investment	5,110
Expenses allocated from affiliated investment	(500)
Total investment income	$3,917,790

Expenses
Investment adviser and administration fee	$1,361,890
Distribution and service fees
Class A	116,075
Class C	328,716
Trustees’ fees and expenses	6,040
Custodian fee	78,453
Transfer and dividend disbursing agent fees	116,193
Legal and accounting services	25,573
Printing and postage	17,179
Registration fees	21,162
Miscellaneous	12,533
Total expenses	$2,083,814

Net investment income	$1,833,976

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$13,768,767
Investment transactions allocated from affiliated investment	137
Financial futures contracts	186,651
Foreign currency transactions	(39,543)
Net realized gain	$13,916,012
Change in unrealized appreciation (depreciation) —
Investments	$11,635,941
Financial futures contracts	698,931
Foreign currency	(2,831)
Net change in unrealized appreciation (depreciation)	$12,332,041

Net realized and unrealized gain	$26,248,053

Net increase in net assets from operations	$28,082,029

13	See Notes to Financial Statements.

Eaton Vance

Richard Bernstein Equity Strategy Fund

February 28, 2013

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended February 28, 2013 (Unaudited)	Year Ended August 31, 2012
From operations —
Net investment income	$1,833,976	$3,215,937
Net realized gain (loss) from investment transactions, financial futures contracts and foreign currency transactions	13,916,012	(21,316,840)
Net change in unrealized appreciation (depreciation) from investments, financial futures contracts and foreign currency	12,332,041	45,232,587
Net increase in net assets from operations	$28,082,029	$27,131,684
Distributions to shareholders —
From net investment income
Class A	$(1,085,943)	$(547,555)
Class C	(219,855)	—
Class I	(2,008,403)	(1,417,663)
Total distributions to shareholders	$(3,314,201)	$(1,965,218)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$17,483,498	$24,704,296
Class C	8,286,781	8,867,076
Class I	30,389,673	40,105,056
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	639,041	328,490
Class C	63,243	—
Class I	338,902	122,837
Cost of shares redeemed
Class A	(21,782,189)	(53,235,164)
Class C	(10,772,972)	(30,115,424)
Class I	(38,220,806)	(131,653,868)
Net decrease in net assets from Fund share transactions	$(13,574,829)	$(140,876,701)

Net increase (decrease) in net assets	$11,192,999	$(115,710,235)

Net Assets
At beginning of period	$302,211,789	$417,922,024
At end of period	$313,404,788	$302,211,789

Accumulated undistributed net investment income included in net assets
At end of period	$352,060	$1,832,285

14	See Notes to Financial Statements.

Eaton Vance

Richard Bernstein Equity Strategy Fund

February 28, 2013

Financial Highlights

	Class A
	Six Months Ended February 28, 2013 (Unaudited)		Year Ended August 31, 2012	Period Ended August 31, 2011(1)
Net asset value — Beginning of period	$10.850		$9.970	$10.000

Income (Loss) From Operations
Net investment income(2)	$0.070		$0.102	$0.047
Net realized and unrealized gain (loss)	0.979		0.836	(0.077)

Total income (loss) from operations	$1.049		$0.938	$(0.030)

Less Distributions
From net investment income	$(0.129)		$(0.058)	$—

Total distributions	$(0.129)		$(0.058)	$—

Net asset value — End of period	$11.770		$10.850	$9.970

Total Return(3)	9.74	%(4)	9.46%	(0.30	)%(4)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$94,008		$90,061	$110,839
Ratios (as a percentage of average daily net assets):
Expenses(5)	1.33	%(6)	1.35%	1.43	%(6)
Net investment income	1.26	%(6)	1.00%	0.49	%(6)
Portfolio Turnover	43	%(4)	42%	109	%(4)

(1)	For the period from the start of business, October 12, 2010, to August 31, 2011.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(4)	Not annualized.

(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)	Annualized.

15	See Notes to Financial Statements.

Eaton Vance

Richard Bernstein Equity Strategy Fund

February 28, 2013

Financial Highlights — continued

	Class C
	Six Months Ended February 28, 2013 (Unaudited)		Year Ended August 31, 2012	Period Ended August 31, 2011(1)
Net asset value — Beginning of period	$10.750		$9.890	$10.000

Income (Loss) From Operations
Net investment income (loss)(2)	$0.027		$0.025	$(0.026)
Net realized and unrealized gain (loss)	0.971		0.835	(0.084)

Total income (loss) from operations	$0.998		$0.860	$(0.110)

Less Distributions
From net investment income	$(0.038)		$—	$—

Total distributions	$(0.038)		$—	$—

Net asset value — End of period	$11.710		$10.750	$9.890

Total Return(3)	9.30	%(4)	8.70%	(1.10	)%(4)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$69,533		$66,254	$81,599
Ratios (as a percentage of average daily net assets):
Expenses(5)	2.08	%(6)	2.10%	2.18	%(6)
Net investment income (loss)	0.50	%(6)	0.25%	(0.27	)%(6)
Portfolio Turnover	43	%(4)	42%	109	%(4)

(1)	For the period from the start of business, October 12, 2010, to August 31, 2011.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(4)	Not annualized.

(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)	Annualized.

16	See Notes to Financial Statements.

Eaton Vance

Richard Bernstein Equity Strategy Fund

February 28, 2013

Financial Highlights — continued

	Class I
	Six Months Ended February 28, 2013 (Unaudited)		Year Ended August 31, 2012	Period Ended August 31, 2011(1)
Net asset value — Beginning of period	$10.860		$9.990	$10.000

Income (Loss) From Operations
Net investment income(2)	$0.084		$0.126	$0.067
Net realized and unrealized gain (loss)	0.982		0.828	(0.077)

Total income (loss) from operations	$1.066		$0.954	$(0.010)

Less Distributions
From net investment income	$(0.156)		$(0.084)	$—

Total distributions	$(0.156)		$(0.084)	$—

Net asset value — End of period	$11.770		$10.860	$9.990

Total Return(3)	9.90	%(4)	9.63%	(0.10	)%(4)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$149,863		$145,897	$225,484
Ratios (as a percentage of average daily net assets):
Expenses(5)	1.08	%(6)	1.10%	1.18	%(6)
Net investment income	1.51	%(6)	1.24%	0.70	%(6)
Portfolio Turnover	43	%(4)	42%	109	%(4)

(1)	For the period from the start of business, October 12, 2010, to August 31, 2011.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	Not annualized.

(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)	Annualized.

17	See Notes to Financial Statements.

Eaton Vance

Richard Bernstein Equity Strategy Fund

February 28, 2013

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Richard Bernstein Equity Strategy Fund (the Fund) is a diversified series of Eaton Vance Growth Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to seek total return. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Equity securities (including common shares of closed-end investment companies) listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that will use various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value. Financial futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Fund’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

The Fund may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). The value of the Fund’s investment in Cash Reserves Fund reflects the Fund’s proportionate interest in its net assets. Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities based on available market quotations provided by a third party pricing service.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Fund’s understanding of the applicable countries’ tax rules and rates. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

At August 31, 2012, the Fund, for federal income tax purposes, had deferred capital losses of $50,600,892 which will reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of

18

Eaton Vance

Richard Bernstein Equity Strategy Fund

February 28, 2013

Notes to Financial Statements (Unaudited) — continued

distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year.

As of February 28, 2013, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

F  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

G  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

H  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

I  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

J  Financial Futures Contracts — Upon entering into a financial futures contract, the Fund is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the purchase price (initial margin). Subsequent payments, known as variation margin, are made or received by the Fund each business day, depending on the daily fluctuations in the value of the underlying security or index, and are recorded as unrealized gains or losses by the Fund. Gains (losses) are realized upon the expiration or closing of the financial futures contracts. Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

K  Interim Financial Statements — The interim financial statements relating to February 28, 2013 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

19

Eaton Vance

Richard Bernstein Equity Strategy Fund

February 28, 2013

Notes to Financial Statements (Unaudited) — continued

3  Investment Adviser and Administration Fee and Other Transactions with Affiliates

The investment adviser and administration fee is earned by EVM as compensation for investment advisory and administrative services rendered to the Fund. The fee is computed at an annual rate of 0.90% of the Fund’s average daily net assets up to $500 million and is payable monthly. On net assets of $500 million and over, the annual fee is reduced. The Fund invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund. For the six months ended February 28, 2013, the investment adviser and administration fee amounted to $1,361,890 or 0.90% (annualized) of the Fund’s average daily net assets. Pursuant to a sub-advisory agreement, EVM has delegated the investment management of the Fund to Richard Bernstein Advisors LLC (RBA). EVM pays RBA a portion of its advisory and administration fee for sub-advisory services provided to the Fund.

EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of these services. For the six months ended February 28, 2013, EVM earned $1,040 in sub-transfer agent fees. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $35,868 as its portion of the sales charge on sales of Class A shares for the six months ended February 28, 2013. EVD also received distribution and services fees from Class A and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).

Trustees and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser and administration fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended February 28, 2013, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of EVM.

4  Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended February 28, 2013 amounted to $116,075 for Class A shares.

The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended February 28, 2013, the Fund paid or accrued to EVD $246,537 for Class C shares.

Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended February 28, 2013 amounted to $82,179 for Class C shares.

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. For the six months ended February 28, 2013, the Fund was informed that EVD received approximately $14,000 and less than $100 of CDSCs paid by Class A and Class C shareholders, respectively.

6  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $127,828,222 and $149,679,132, respectively, for the six months ended February 28, 2013.

20

Eaton Vance

Richard Bernstein Equity Strategy Fund

February 28, 2013

Notes to Financial Statements (Unaudited) — continued

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Six Months Ended February 28, 2013 (Unaudited)	Year Ended August 31, 2012

Sales	1,562,464	2,440,973
Issued to shareholders electing to receive payments of distributions in Fund shares	57,365	33,383
Redemptions	(1,932,416)	(5,289,365)

Net decrease	(312,587)	(2,815,009)

Class C	Six Months Ended February 28, 2013 (Unaudited)	Year Ended August 31, 2012

Sales	744,186	873,985
Issued to shareholders electing to receive payments of distributions in Fund shares	5,698	—
Redemptions	(975,957)	(2,955,850)

Net decrease	(226,073)	(2,081,865)

Class I	Six Months Ended February 28, 2013 (Unaudited)	Year Ended August 31, 2012

Sales	2,681,568	3,950,434
Issued to shareholders electing to receive payments of distributions in Fund shares	30,422	12,484
Redemptions	(3,408,269)	(13,112,471)

Net decrease	(696,279)	(9,149,553)

8  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Fund at February 28, 2013, as determined on a federal income tax basis, were as follows:

Aggregate cost	$270,620,484

Gross unrealized appreciation	$42,986,922
Gross unrealized depreciation	(1,763,678)

Net unrealized appreciation	$41,223,244

9  Financial Instruments

The Fund may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

21

Eaton Vance

Richard Bernstein Equity Strategy Fund

February 28, 2013

Notes to Financial Statements (Unaudited) — continued

A summary of obligations under these financial instruments at February 28, 2013 is as follows:

Futures Contracts
Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Appreciation
3/13	170 Nikkei 225 Index	Long	$9,097,319	$9,796,250	$698,931

At February 28, 2013, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to equity price risk in the normal course of pursuing its investment objective. The Fund enters into equity index futures contracts to enhance return and as a substitution for the purchase of securities.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is equity price risk at February 28, 2013 was as follows:

	Fair Value
Derivative	Asset Derivative		Liability Derivative

Futures contracts	$698,931	(1)	$—

(1)

Amount represents cumulative unrealized appreciation on futures contracts in the Futures Contracts table above. Only the current day’s variation margin on open futures contracts is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin, as applicable.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is equity price risk for the six months ended February 28, 2013 was as follows:

Derivative	Realized Gain (Loss) on Derivatives Recognized in Income		Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income

Futures contracts	$186,651	(1)	$698,931	(2)

(1)	Statement of Operations location: Net realized gain (loss) – Financial futures contracts.

(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Financial futures contracts.

The average notional amount of futures contracts outstanding during the six months ended February 28, 2013, which is indicative of the volume of this derivative type, was approximately $3,263,000.

10  Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $600 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.08% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the six months ended February 28, 2013.

11  Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Fund, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities

22

Eaton Vance

Richard Bernstein Equity Strategy Fund

February 28, 2013

Notes to Financial Statements (Unaudited) — continued

markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker/dealers and issuers than in the United States.

12  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At February 28, 2013, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total

Common Stocks
Consumer Discretionary	$8,464,537	$19,499,081		$—	$27,963,618
Consumer Staples	31,249,192	10,258,435		—	41,507,627
Energy	8,665,105	—		—	8,665,105
Financials	61,565,181	18,682,214		—	80,247,395
Health Care	24,351,812	4,926,390		—	29,278,202
Industrials	34,276,151	—		—	34,276,151
Information Technology	26,081,575	—		—	26,081,575
Materials	5,769,037	—		—	5,769,037
Telecommunication Services	6,847,648	2,800,427		—	9,648,075
Utilities	12,894,730	—		—	12,894,730

Total Common Stocks	$220,164,968	$56,166,547	*	$—	$276,331,515
Exchange-Traded Funds	$24,897,068	$—		$—	$24,897,068
Short-Term Investments	—	10,615,145		—	10,615,145

Total Investments	$245,062,036	$66,781,692		$—	$311,843,728
Futures Contracts	$698,931	$—		$—	$698,931

Total	$245,760,967	$66,781,692		$—	$312,542,659

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Fund held no investments or other financial instruments as of August 31, 2012 whose fair value was determined using Level 3 inputs. At February 28, 2013, there were no investments transferred between Level 1 and Level 2 during the six months then ended.

23

Eaton Vance

Richard Bernstein Equity Strategy Fund

February 28, 2013

Officers and Trustees

Officers of Eaton Vance Richard Bernstein Equity Strategy Fund

Duncan W. Richardson

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Trustees of Eaton Vance Richard Bernstein Equity Strategy Fund

Ralph F. Verni

Chairman

Scott E. Eston

Benjamin C. Esty

Thomas E. Faust Jr.*

Allen R. Freedman

William H. Park

Ronald A. Pearlman

Helen Frame Peters

Lynn A. Stout

Harriett Tee Taggart

*	Interested Trustee

24

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

25

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Investment Adviser and Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Investment Sub-Adviser

Richard Bernstein Advisors LLC

Tower 45

120 West 45th Street, 19th Floor

New York, NY 10036

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

200 Clarendon Street

Boston, MA 02116

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

4887-4/13	RBMMESRC

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

The registrant’s Board has designated William H. Park, an independent trustee, as its audit committee financial expert. Mr. Park is a certified public accountant who is a consultant and private investor. Previously, he served as the Chief Financial Officer of Aveon Group, L.P. (an investment management firm), as the Vice Chairman of Commercial Industrial Finance Corp. (specialty finance company), as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm), as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (an institutional investment management firm) and as a Senior Manager at Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm).

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed Registrants

Not required in this filing.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not required in this filing.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not required in this filing.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not required in this filing.

Item 10. Submission of Matters to a Vote of Security Holders

No Material Changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).
(a)(2)(i)	Treasurer’s Section 302 certification.
(a)(2)(ii)	President’s Section 302 certification.
(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Growth Trust

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President

Date:	April 17, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	April 17, 2013

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President

Date:	April 17, 2013